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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 36.3%
		Advertising: 0.3%
130	@, L	Catalina Marketing Corp.	$4,211
150	@, L	inVentiv Health, Inc.	6,573
7,700		Omnicom Group	370,293
			381,077
		Aerospace/Defense: 1.1%
120	@, L	AAR Corp.	3,641
1,400	L	Boeing Co.	146,986
190		Curtiss-Wright Corp.	9,025
190		DRS Technologies, Inc.	10,473
110	@, L	Esterline Technologies Corp.	6,276
160	@, L	Gencorp, Inc.	1,914
3,000		General Dynamics Corp.	253,410
70		Kaman Corp.	2,419
3,000		Lockheed Martin Corp.	325,470
130	@, L	Moog, Inc.	5,712
4,945		Raytheon Co.	315,590
20	@, L	Sequa Corp.	3,316
150	@	Teledyne Technologies, Inc.	8,009
60		Triumph Group, Inc.	4,903
5,800		United Technologies Corp.	466,784
			1,563,928
		Agriculture: 0.5%
550	@, L	Alliance One International, Inc.	3,597
6,000		Altria Group, Inc.	417,180
800		Archer-Daniels-Midland Co.	26,464
3,478	@@	British American Tobacco PLC	124,477
190		Universal Corp.	9,301
2,600	L	UST, Inc.	128,960
			709,979
		Airlines: 0.1%
290	@, L	Airtran Holdings, Inc.	2,854
90	@, L	Alaska Air Group, Inc.	2,078
9,282	@, @@	British Airways PLC	72,601
230	@	Frontier Airlines Holdings, Inc.	1,424
240	@, L	JetBlue Airways Corp.	2,213
210	@, L	Mesa Air Group, Inc.	932
376		Skywest, Inc.	9,464
			91,566
		Apartments: 0.0%
690	L	Archstone-Smith Trust	41,497
110		Essex Property Trust, Inc.	12,933
50		Mid-America Apartment Communities, Inc.	2,493
			56,923
		Apparel: 0.4%
7,000	@	Coach, Inc.	330,890
400	@, L	CROCS, Inc.	26,900
70	@, L	Deckers Outdoor Corp.	7,686
180	@, L	Gymboree Corp.	6,343
560	@, L	Hanesbrands, Inc.	15,714
350	@, L	Iconix Brand Group, Inc.	8,327
150	L	Kellwood Co.	2,558
120		K-Swiss, Inc.	2,749
80	@, L	Maidenform Brands, Inc.	1,270
50	L	Oxford Industries, Inc.	1,806
320	L	Phillips-Van Heusen	16,794
1,100		Polo Ralph Lauren Corp.	85,525
640	@, L	Quiksilver, Inc.	9,152
150	@, L	Skechers USA, Inc.	3,315
90	@, L	Volcom, Inc.	3,827
160	@, L	Warnaco Group, Inc.	6,251
350		Wolverine World Wide, Inc.	9,590
			538,697
		Auto Manufacturers: 0.3%
8,300	@, L	Ford Motor Co.	70,467
13,000	@@	Fuji Heavy Industries Ltd.	56,960
1,200	L	General Motors Corp.	44,040
7,000	@@	Nissan Motor Co., Ltd.	69,840
410		Oshkosh Truck Corp.	25,408
1,700		Paccar, Inc.	144,925
120		Wabash National Corp.	1,355
			412,995
		Auto Parts & Equipment: 0.0%
110	L	BorgWarner, Inc.	10,068
200		Johnson Controls, Inc.	23,622
70	@	Keystone Automotive Industries, Inc.	3,343
270	@, L	Lear Corp.	8,667
140		Standard Motor Products, Inc.	1,316

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment (continued)
6	@@	Sumitomo Rubber Industries, Inc.	$75
120		Superior Industries International	2,603
			49,694
		Banks: 2.6%
80		Alabama National Bancorp.	6,234
770	L	Associated Banc-Corp.	22,815
5,207	@@	Banco Bilbao Vizcaya Argentaria SA	122,131
19,550		Bank of America Corp.	982,713
150	L	Bank of Hawaii Corp.	7,928
3,400	@@	Bank of Ireland - Dublin Exchange	63,294
1,000	@@	Bank of Ireland - London Exchange	18,640
7,000	@@	Bank of Yokohama Ltd.	48,071
8,470	@@	Barclays PLC	102,964
80	L	Boston Private Financial Holdings, Inc.	2,227
100	L	Cascade Bancorp.	2,226
420	L	Cathay General Bancorp.	13,528
150	L	Central Pacific Financial Corp.	4,380
140	L	Chittenden Corp.	4,922
1,410	L	Colonial BancGroup, Inc.	30,484
2,400		Comerica, Inc.	123,072
310	L	Corus Bankshares, Inc.	4,036
719	@@	Deutsche Bank AG	92,344
370	L	East-West Bancorp., Inc.	13,305
320	@@, L	First Bancorp.	3,040
100	L	First Financial Bancorp.	1,278
60	L	First Indiana Corp.	1,879
340		First Midwest Bancorp., Inc.	11,614
900	L	FirstMerit Corp.	17,784
3,194	@@	Fortis	94,172
300	L	Fremont General Corp.	1,170
370	L	Frontier Financial Corp.	8,632
60	L	Glacier Bancorp., Inc.	1,351
180	L	Greater Bay Bancorp.	4,968
440		Hanmi Financial Corp.	6,816
9,436	@@	HSBC Holdings PLC	174,259
410		Independent Bank Corp.	4,531
180	L	Irwin Financial Corp.	1,984
486	@@	Kookmin Bank ADR	39,847
8,000	@@	Mitsubishi UFJ Financial Group, Inc.	69,856
100		Nara Bancorp., Inc.	1,562
3,000	@@	National Australia Bank Ltd.	105,383
100	L	PrivateBancorp, Inc.	3,484
140	L	Prosperity Bancshares, Inc.	4,642
330	L	Provident Bankshares Corp.	10,339
6,900		Regions Financial Corp.	203,412
80	@, L	Signature Bank	2,818
511	@@	Societe Generale	85,981
190		South Financial Group, Inc.	4,321
300		State Street Corp.	20,448
120		Sterling Bancshares, Inc.	1,369
100		Sterling Financial Corp.	2,691
7,000	@@	Sumitomo Trust & Banking Co., Ltd.	52,704
240	L	Susquehanna Bancshares, Inc.	4,824
40	@, L	SVB Financial Group	1,894
90	L	TCF Financial Corp.	2,356
620		UCBH Holdings, Inc.	10,838
350		Umpqua Holdings Corp.	7,004
500	@@, L	Uniao de Bancos Brasileiros SA GDR	65,775
18,800	@@	UniCredito Italiano S.p.A.	160,943
440	L	United Bankshares, Inc.	13,394
80		United Community Banks, Inc.	1,962
6,250		Wachovia Corp.	313,438
420		Webster Financial Corp.	17,690
14,800		Wells Fargo & Co.	527,176
500		Whitney Holding Corp.	13,190
290	L	Wilmington Trust Corp.	11,281
200		Wilshire Bancorp., Inc.	2,194
60	L	Wintrust Financial Corp.	2,561
			3,764,169
		Beverages: 0.8%
8,800		Anheuser-Busch Cos., Inc.	439,912
5,983	@@	C&C Group PLC	49,508
3,400		Coca-Cola Co.	195,398
1,336	@@	Fomento Economico Mexicano SA de CV ADR	49,966
160	@, L	Hansen Natural Corp.	9,069
3,300		Pepsi Bottling Group, Inc.	122,661
850		PepsiAmericas, Inc.	27,574
2,400		PepsiCo, Inc.	175,824
			1,069,912
		Biotechnology: 0.3%
110	@, L	Affymetrix, Inc.	2,791
2,600	@	Amgen, Inc.	147,082
200	@, L	Arqule, Inc.	1,426
900	@, L	Biogen Idec, Inc.	59,697

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
900	@, L	Celgene Corp.	$64,179
70	@, L	Charles River Laboratories International, Inc.	3,931
190	@, L	CryoLife, Inc.	1,796
230	@, L	Enzo Biochem, Inc.	2,611
500	@	Genzyme Corp.	30,980
60	@, L	Integra LifeSciences Holdings Corp.	2,915
220	@, L	Invitrogen Corp.	17,981
150	@, L	Lifecell Corp.	5,636
140	@, L	Martek Biosciences Corp.	4,064
1,630	@, L	Millennium Pharmaceuticals, Inc.	16,545
290	@, L	PDL BioPharma, Inc.	6,267
350	@, L	Regeneron Pharmaceuticals, Inc.	6,230
230	@, L	Savient Pharmaceuticals, Inc.	3,347
350	@, L	Vertex Pharmaceuticals, Inc.	13,444
			390,922
		Building Materials: 0.1%
170		Apogee Enterprises, Inc.	4,410
150	@	Drew Industries, Inc.	6,102
180	L	Florida Rock Industries, Inc.	11,248
80		Gibraltar Industries, Inc.	1,480
2,182	@@	Italcementi S.p.A.	48,308
380	L	Lennox International, Inc.	12,844
90	L	Martin Marietta Materials, Inc.	12,020
110	@, L	NCI Building Systems, Inc.	4,753
220		Simpson Manufacturing Co., Inc.	7,007
130	L	Texas Industries, Inc.	10,205
160		Universal Forest Products, Inc.	4,784
			123,161
		Chemicals: 0.7%
200		Air Products & Chemicals, Inc.	19,552
180		Airgas, Inc.	9,293
50		Albemarle Corp.	2,210
80		Arch Chemicals, Inc.	3,750
550		Cabot Corp.	19,542
7,081	@@	Croda International	92,251
50	L	Cytec Industries, Inc.	3,420
1,300		Dow Chemical Co.	55,978
500	L	Ecolab, Inc.	23,600
400		EI DuPont de Nemours & Co.	19,824
110		Ferro Corp.	2,198
120		FMC Corp.	6,242
140	L	Georgia Gulf Corp.	1,946
390	L	HB Fuller Co.	11,575
360		Lubrizol Corp.	23,422
910		Lyondell Chemical Co.	42,179
140		Minerals Technologies, Inc.	9,380
3,300		Monsanto Co.	282,942
920	L	Olin Corp.	20,590
120	@	OM Group, Inc.	6,337
40		Penford Corp.	1,508
620	@, L	PolyOne Corp.	4,631
400		PPG Industries, Inc.	30,220
200		Praxair, Inc.	16,752
60		Quaker Chemical Corp.	1,411
60	L	Schulman A, Inc.	1,184
160	L	Sensient Technologies Corp.	4,619
2,300		Sigma-Aldrich Corp.	112,102
14,000	@@	Sumitomo Chemical Co., Ltd.	119,543
260		Tronox, Inc.	2,348
70		Valspar Corp.	1,905
			952,454
		Coal: 0.0%
300	L	Arch Coal, Inc.	10,122
480	L	Massey Energy Co.	10,474
			20,596
		Commercial Services: 0.5%
150	L	Aaron Rents, Inc.	3,345
200		ABM Industries, Inc.	3,996
110		Administaff, Inc.	3,993
280	@	Alliance Data Systems Corp.	21,683
120	@, L	AMN Healthcare Services, Inc.	2,248
300	@, L	Apollo Group, Inc. - Class A	18,045
190	L	Arbitron, Inc.	8,615
40	@, L	Bankrate, Inc.	1,845
170		Bowne & Co., Inc.	2,832
5,804	@@	Brambles Ltd.	75,846
120	@, L	Bright Horizons Family Solutions, Inc.	5,141
340	@, L	Career Education Corp.	9,517
130	L	Chemed Corp.	8,081
300	@, W	ChoicePoint, Inc.	11,376
100	@	Coinstar, Inc.	3,217
30	@	Consolidated Graphics, Inc.	1,884
3,600	@	Convergys Corp.	62,496
130	@, L	Corinthian Colleges, Inc.	2,068

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
130		Corporate Executive Board Co.	$9,651
50		CPI Corp.	1,926
80	@	Cross Country Healthcare, Inc.	1,398
80	L	Deluxe Corp.	2,947
290	L	DeVry, Inc.	10,733
440	@	Gartner, Inc.	10,762
195	L	Healthcare Services Group	3,953
90	@, L	Heidrick & Struggles International, Inc.	3,281
160	@	ITT Educational Services, Inc.	19,470
100		Kelly Services, Inc.	1,981
40	@, L	Kendle International, Inc.	1,661
520	@, L	Korn/Ferry International	8,585
310	@, L	Labor Ready, Inc.	5,738
290	@, L	Live Nation, Inc.	6,163
440		Manpower, Inc.	28,314
110	L	MAXIMUS, Inc.	4,794
1,700		McKesson Corp.	99,943
120	@, L	Midas, Inc.	2,264
980	@, L	MPS Group, Inc.	10,927
270	@	Navigant Consulting, Inc.	3,418
110	@, L	On Assignment, Inc.	1,027
120	@	Parexel International Corp.	4,952
230	L	Pharmaceutical Product Development, Inc.	8,151
70	@, L	Pharmanet Development Group	2,032
90	@, L	Pre-Paid Legal Services, Inc.	4,991
320	@, L	Quanta Services, Inc.	8,464
600		Robert Half International, Inc.	17,916
160	L	Rollins, Inc.	4,270
380	L	Sotheby’s	18,160
510	@, L	Spherion Corp.	4,213
50		Strayer Education, Inc.	8,432
230	@, L	United Rentals, Inc.	7,399
60	@, L	Universal Technical Institute, Inc.	1,080
1,583	@@	USG People NV	45,094
460	@, L	Valassis Communications, Inc.	4,103
80	W, L	Viad Corp.	2,880
125	@, L	Volt Information Sciences, Inc.	2,205
240		Watson Wyatt Worldwide, Inc.	10,786
1,400		Western Union Co.	29,358
			669,650
		Computers: 2.0%
300	@	Affiliated Computer Services, Inc.	15,072
50	@	Ansoft Corp.	1,649
2,800	@	Apple, Inc.	429,912
177	@	CACI International, Inc.	9,043
610	@, L	Cadence Design Systems, Inc.	13,536
490	@	Ceridian Corp.	17,023
500	@, L	Ciber, Inc.	3,905
300	@	Cognizant Technology Solutions Corp.	23,931
1,900	@	Computer Sciences Corp.	106,210
19,200	@	Dell, Inc.	529,920
80	L	Diebold, Inc.	3,634
350	@, L	DST Systems, Inc.	30,034
4,900		Electronic Data Systems Corp.	107,016
5,000	@	EMC Corp.	104,000
150	L	Factset Research Systems, Inc.	10,283
8,950		Hewlett-Packard Co.	445,621
90	@, L	Hutchinson Technology, Inc.	2,214
90	L	Imation Corp.	2,208
5,150	L	International Business Machines Corp.	606,670
590	L	Jack Henry & Associates, Inc.	15,257
2,000	@, L	Lexmark International, Inc.	83,060
140	@, L	Manhattan Associates, Inc.	3,837
130	@	Mercury Computer Systems, Inc.	1,336
225	@, L	Micros Systems, Inc.	14,641
30	L	MTS Systems Corp.	1,248
3,200	@, L	Network Appliance, Inc.	86,112
230	@, L	Palm, Inc.	3,742
90	@	Radiant Systems, Inc.	1,425
170	@, L	Radisys Corp.	2,117
2,400	@, L	Sandisk Corp.	132,240
40	@	SI International, Inc.	1,143
510	@, L	SRA International, Inc.	14,321
120	@, L	Stratasys, Inc.	3,307
4,500	@	Sun Microsystems, Inc.	25,245
210	@, L	SYKES Enterprises, Inc.	3,488
120	@, L	Synaptics, Inc.	5,731
730	@	Synopsys, Inc.	19,768
970	@	Western Digital Corp.	24,560
			2,904,459
		Cosmetics/Personal Care: 0.7%
670	L	Alberto-Culver Co.	16,609
90	@, L	Chattem, Inc.	6,347
1,100		Colgate-Palmolive Co.	78,452
12,250		Procter & Gamble Co.	861,665
			963,073

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.1%
260	@, L	Brightpoint, Inc.	$3,903
210	L	Building Materials Holding Corp.	2,222
210	@	CDW Corp.	18,312
630	L	Fastenal Co.	28,608
390	@	Ingram Micro, Inc.	7,648
280	@, L	LKQ Corp.	9,747
120		Owens & Minor, Inc.	4,571
140	L	Pool Corp.	3,497
70	@, L	Scansource, Inc.	1,968
3,000	@@	Sumitomo Corp.	57,618
70	@	Tech Data Corp.	2,808
70	@	United Stationers, Inc.	3,886
120	L	Watsco, Inc.	5,572
			150,360
		Diversified: 0.0%
280	L	Colonial Properties Trust	9,604
70	L	Cousins Properties, Inc.	2,055
70		Entertainment Properties Trust	3,556
150		Lexington Corporate Properties Trust	3,002
70	L	PS Business Parks, Inc.	3,980
			22,197
		Diversified Financial Services: 1.9%
260		AG Edwards, Inc.	21,775
900		American Express Co.	53,433
390	@, L	AmeriCredit Corp.	6,856
1,000		Charles Schwab Corp.	21,600
11,500		Citigroup, Inc.	536,705
200		CME Group, Inc.	117,470
1,500	@	Discover Financial Services	31,200
140	L	Eaton Vance Corp.	5,594
310		Financial Federal Corp.	8,683
400		Freddie Mac	23,604
2,000		Goldman Sachs Group, Inc.	433,480
270	L	IndyMac Bancorp., Inc.	6,375
200	@	IntercontinentalExchange, Inc.	30,380
250	@, L	Investment Technology Group, Inc.	10,745
620		Jefferies Group, Inc.	17,255
14,400		JPMorgan Chase & Co.	659,808
22	@@	Kenedix, Inc.	38,128
550	@, L	LaBranche & Co., Inc.	2,574
900	L	Lehman Brothers Holdings, Inc.	55,557
2,350		Merrill Lynch & Co., Inc.	167,508
4,700		Morgan Stanley	296,100
270		Nuveen Investments, Inc.	16,724
130	@, L	Piper Jaffray Cos.	6,968
50	@, L	Portfolio Recovery Associates, Inc.	2,654
650		Raymond James Financial, Inc.	21,353
430	@@	SFCG Co., Ltd.	60,031
1,000		SLM Corp.	49,670
120	L	SWS Group, Inc.	2,123
120	@, L	TradeStation Group, Inc.	1,400
100		Waddell & Reed Financial, Inc.	2,703
30	@, L	World Acceptance, Corp.	992
			2,709,448
		Electric: 1.3%
80	L	Allete, Inc.	3,581
130	L	Alliant Energy Corp.	4,982
1,320	@	Aquila, Inc.	5,293
110	L	Avista Corp.	2,239
200	L	Black Hills Corp.	8,204
50	L	Central Vermont Public Service Corp.	1,827
80	L	Cleco Corp.	2,022
2,900		Constellation Energy Group, Inc.	248,791
1,000	L	Duke Energy Corp.	18,690
2,100	@, L	Dynegy, Inc. - Class A	19,404
5,500		Edison International	304,975
280	@, L	El Paso Electric Co.	6,476
540		Energy East Corp.	14,607
4,000		Entergy Corp.	433,160
900		Exelon Corp.	67,824
1,290		MDU Resources Group, Inc.	35,914
1,180		Northeast Utilities	33,713
240		NSTAR	8,354
630		OGE Energy Corp.	20,853
1,000		Pepco Holdings, Inc.	27,080
400		PPL Corp.	18,520
2,400		Public Service Enterprise Group, Inc.	211,176
410		Puget Energy, Inc.	10,033
1,000	@@	RWE AG	125,415
60	W	SCANA Corp.	2,324
3,305	@@	Scottish & Southern Energy PLC	102,010

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
830		Sierra Pacific Resources	$13,056
1,300	L	TXU Corp.	89,011
60	L	UIL Holdings Corp.	1,890
70	L	Unisource Energy Corp.	2,092
620	L	Westar Energy, Inc.	15,227
110		Wisconsin Energy Corp.	4,953
			1,863,696
		Electrical Components & Equipment: 0.1%
170	@, L	Advanced Energy Industries, Inc.	2,567
500	W	Ametek, Inc.	21,610
210		Belden Cdt, Inc.	9,851
100	@, L	Energizer Holdings, Inc.	11,085
130	@, L	Greatbatch, Inc.	3,457
130	@, L	Littelfuse, Inc.	4,640
270	@	Magnetek, Inc.	1,296
825	@@	Schneider Electric SA	104,171
110	L	Vicor Corp.	1,333
			160,010
		Electronics: 0.4%
700	@, L	Agilent Technologies, Inc.	25,816
660	L	Amphenol Corp.	26,242
50		Analogic Corp.	3,188
190	@	Arrow Electronics, Inc.	8,079
600	@, L	Avnet, Inc.	23,916
40		Bel Fuse, Inc.	1,386
370	@, L	Benchmark Electronics, Inc.	8,832
250		Brady Corp.	8,970
230	@, L	Checkpoint Systems, Inc.	6,070
200	@, L	Coherent, Inc.	6,416
350		CTS Corp.	4,515
120		Cubic Corp.	5,060
140	@, L	Cymer, Inc.	5,375
130	L	Daktronics, Inc.	3,539
90	@, L	Dionex Corp.	7,151
60	@, L	Electro Scientific Industries, Inc.	1,438
110	@, L	Faro Technologies, Inc.	4,857
170	@, L	FEI Co.	5,343
320	@, L	Flir Systems, Inc.	17,725
770		Gentex Corp.	16,509
150	@, L	Itron, Inc.	13,961
110		Keithley Instruments, Inc.	1,166
2,578	@@	Koninklijke Philips Electronics NV	116,008
70	@, L	LoJack Corp.	1,327
280		Methode Electronics, Inc.	4,214
280	L	National Instruments Corp.	9,612
90	@, L	Newport Corp.	1,371
1,000	@@	Nidec Corp.	69,715
90		Park Electrochemical Corp.	3,022
170	@, L	Photon Dynamics, Inc.	1,539
190	@	Planar Systems, Inc.	1,275
170	@, L	Plexus Corp.	4,658
100	@	Rogers Corp.	4,119
120	@, L	Sonic Solutions, Inc.	1,256
200		Technitrol, Inc.	5,390
400	@	Thermo Electron Corp.	23,088
450	@	Thomas & Betts Corp.	26,388
560	@, L	Trimble Navigation Ltd.	21,958
260	@, L	TTM Technologies, Inc.	3,008
1,425		Tyco Electronics Ltd.	50,488
210	@, L	Varian, Inc.	13,358
550	@	Vishay Intertechnology, Inc.	7,167
130	L	Watts Water Technologies, Inc.	3,991
140	L	Woodward Governor Co.	8,736
180	L	X-Rite, Inc.	2,599
			589,841
		Energy — Alternate Sources: 0.0%
250	@, L	Headwaters, Inc.	3,720
			3,720
		Engineering & Construction: 0.1%
310	@	Dycom Industries, Inc.	9,495
420	@	EMCOR Group, Inc.	13,171
230		Granite Construction, Inc.	12,195
70	@, L	Insituform Technologies, Inc.	1,066
380	@, L	Jacobs Engineering Group, Inc.	28,720
710	@, L	KBR, Inc.	27,527
380	@	Shaw Group, Inc.	22,078
290	@, L	URS Corp.	16,371
			130,623
		Entertainment: 0.0%
500		International Game Technology	21,550
220	@, L	Macrovision Corp.	5,419
240	@, L	Pinnacle Entertainment, Inc.	6,535
280	@, L	Scientific Games Corp.	10,528
230	@, L	Shuffle Master, Inc.	3,439
			47,471

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.0%
180		Mine Safety Appliances Co.	$8,480
230	@	Stericycle, Inc.	13,147
210	@, L	Tetra Tech, Inc.	4,435
435	@, L	Waste Connections, Inc.	13,816
700		Waste Management, Inc.	26,418
			66,296
		Food: 0.7%
55,000	@@	China Yurun Food Group Ltd.	79,017
394		Corn Products International, Inc.	18,073
290	L	Flowers Foods, Inc.	6,322
5,426		General Mills, Inc.	314,762
70	@, L	Great Atlantic & Pacific Tea Co.	2,132
200	@, L	Hain Celestial Group, Inc.	6,426
1,500		HJ Heinz Co.	69,300
112		Hormel Foods Corp.	4,007
1,500		Kraft Foods, Inc.	51,765
110		Lance, Inc.	2,532
90	L	Nash Finch Co.	3,585
444	@@	Nestle SA	199,041
100	@, L	Performance Food Group Co.	3,013
160	@, L	Ralcorp Holdings, Inc.	8,931
630	L	Ruddick Corp.	21,130
100		Sanderson Farms, Inc.	4,167
350	@, L	Smithfield Foods, Inc.	11,025
90	L	Spartan Stores, Inc.	2,028
6,874	@@	Tate & Lyle PLC	56,423
220	@, L	TreeHouse Foods, Inc.	5,951
170	@, L	United Natural Foods, Inc.	4,627
574	@@, L	Wimm-Bill-Dann Foods OJSC ADR	62,761
			937,018
		Forest Products & Paper: 0.1%
510	L	Bowater, Inc.	7,609
370	@	Buckeye Technologies, Inc.	5,602
20		Deltic Timber Corp.	1,138
100	L	Louisiana-Pacific Corp.	1,697
140	L	Neenah Paper, Inc.	4,633
80		Potlatch Corp.	3,602
280		Rock-Tenn Co.	8,092
60		Schweitzer-Mauduit International, Inc.	1,398
3,713	@, @@	Smurfit Kappa PLC	85,939
250	L	Wausau Paper Corp.	2,788
			122,498
		Gas: 0.1%
140		Atmos Energy Corp.	3,965
497		Energen Corp.	28,389
140		New Jersey Resources Corp.	6,943
330		Northwest Natural Gas Co.	15,081
420	L	Piedmont Natural Gas Co.	10,538
40		South Jersey Industries, Inc.	1,392
580		Southern Union Co.	18,044
220		Southwest Gas Corp.	6,224
659		UGI Corp.	17,121
230		Vectren Corp.	6,277
870		WGL Holdings, Inc.	29,484
			143,458
		Hand/Machine Tools: 0.1%
190		Baldor Electric Co.	7,591
1,300		Black & Decker Corp.	108,290
20	L	Kennametal, Inc.	1,680
70		Lincoln Electric Holdings, Inc.	5,433
80		Regal-Beloit Corp.	3,831
1,400		Snap-On, Inc.	69,356
			196,181
		Health Care: 0.0%
260		LTC Properties, Inc.	6,154
240	L	Medical Properties Trust, Inc.	3,197
330	L	Senior Housing Properties Trust	7,280
			16,631
		Healthcare — Products: 1.1%
360	@, L	Advanced Medical Optics, Inc.	11,012
250	@, L	American Medical Systems Holdings, Inc.	4,238
120	@, L	Arthrocare Corp.	6,707
1,500		Baxter International, Inc.	84,420
120	L	Beckman Coulter, Inc.	8,851
300		Becton Dickinson & Co.	24,615
220	@, L	Biolase Technology, Inc.	1,505
40	@	Conmed Corp.	1,120
210	L	Cooper Cos., Inc.	11,008
400		CR Bard, Inc.	35,276
80	@, L	Cyberonics	1,115
390	@, L	Cytyc Corp.	18,584
1,028		Densply International, Inc.	42,806

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
110	@, L	DJO, Inc.	$5,401
340	@, L	Edwards Lifesciences Corp.	16,765
240	@	Gen-Probe, Inc.	15,979
140	@	Haemonetics Corp.	6,919
510	@	Henry Schein, Inc.	31,028
110		Hillenbrand Industries, Inc.	6,052
262	@, L	Hologic, Inc.	15,982
100	@, L	ICU Medical, Inc.	3,875
147	@, L	Idexx Laboratories, Inc.	16,110
290	@, L	Immucor, Inc.	10,368
140	@, L	Intuitive Surgical, Inc.	32,200
60		Invacare Corp.	1,403
13,100		Johnson & Johnson	860,670
50	@, L	Kensey Nash Corp.	1,306
150	@, L	Kyphon, Inc.	10,500
120	L	LCA-Vision, Inc.	3,527
2,200		Medtronic, Inc.	124,102
220	L	Mentor Corp.	10,131
140	L	Meridian Bioscience, Inc.	4,245
250	@	Osteotech, Inc.	1,880
80	@, L	Palomar Medical Technologies, Inc.	2,279
110	L	PolyMedica Corp.	5,777
130	@, L	Possis Medical, Inc.	1,762
400	@, L	PSS World Medical, Inc.	7,652
180	@, L	Resmed, Inc.	7,717
330	@	Respironics, Inc.	15,850
600	@	St. Jude Medical, Inc.	26,442
400	L	Stryker Corp.	27,504
100	@, L	SurModics, Inc.	4,901
90	@, L	Symmetry Medical, Inc.	1,503
310	@	Techne Corp.	19,555
400	@, L	Varian Medical Systems, Inc.	16,756
110	@, L	Ventana Medical Systems	9,450
			1,576,848
		Healthcare — Services: 0.6%
900		Aetna, Inc.	48,843
90	@, L	Amedisys, Inc.	3,458
290	@, L	AMERIGROUP Corp.	9,999
150	@, L	Amsurg Corp.	3,461
100	@	Apria Healthcare Group, Inc.	2,601
270	@, L	Centene Corp.	5,808
240	@, W	Covance, Inc.	18,696
2,750	@	Coventry Health Care, Inc.	171,078
2,000	@@	Fresenius Medical Care AG & Co. KGaA	106,247
130	@, L	Gentiva Health Services, Inc.	2,497
420	L	Health Management Associates, Inc.	2,915
550	@	Health Net, Inc.	29,728
190	@, L	Healthways, Inc.	10,254
900	@	Humana, Inc.	62,892
320	@	Lincare Holdings, Inc.	11,728
80	@, L	Matria Healthcare, Inc.	2,093
50	@	Medcath Corp.	1,373
110	@, L	Odyssey HealthCare, Inc.	1,057
250	@	Pediatrix Medical Group, Inc.	16,355
110	@, L	Psychiatric Solutions, Inc.	4,321
70	@, L	Res-Care, Inc.	1,599
260	@, L	Sierra Health Services, Inc.	10,969
170	@, L	Sunrise Senior Living, Inc.	6,013
4,900		UnitedHealth Group, Inc.	237,307
170	@	WellCare Health Plans, Inc.	17,923
1,500	@	WellPoint, Inc.	118,380
			907,595
		Holding Companies — Diversified: 0.1%
590	@@	LVMH Moet Hennessy Louis Vuitton SA	70,627
			70,627
		Home Builders: 0.1%
490	@, L	Champion Enterprises, Inc.	5,380
200	@, L	Fleetwood Enterprises, Inc.	1,710
20,000	@, @@	Haseko Corp.	47,644
340	@, L	Hovnanian Enterprises, Inc.	3,771
2,000	L	KB Home	50,120
290		M/I Homes, Inc.	4,028
390	L	MDC Holdings, Inc.	15,967
180	@, L	Meritage Homes Corp.	2,542
30	@, L	NVR, Inc.	14,108
100		Ryland Group, Inc.	2,143
90		Skyline Corp.	2,707
340	L	Standard-Pacific Corp.	1,867
238		Thor Industries, Inc.	10,708
390	@, L	Toll Brothers, Inc.	7,796
190	L	Winnebago Industries	4,537
			175,028
		Home Furnishings: 0.1%
150	@	Audiovox Corp.	1,544

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
200		Ethan Allen Interiors, Inc.	$6,538
200		Harman International Industries, Inc.	17,304
130	L	La-Z-Boy, Inc.	959
3,000	@@	Matsushita Electric Industrial Co., Ltd.	55,731
40	@	Universal Electronics, Inc.	1,300
			83,376
		Hotels: 0.0%
780	L	Hospitality Properties Trust	31,707
			31,707
		Household Products/Wares: 0.1%
570		American Greetings Corp.	15,048
190	L	Blyth, Inc.	3,886
270	@, L	Central Garden and Pet Co.	2,425
240	@, L	Fossil, Inc.	8,966
1,500	@@	Henkel KGaA - Vorzug	76,973
1,100		Kimberly-Clark Corp.	77,286
250	@	Playtex Products, Inc.	4,570
60		Scotts Miracle-Gro Co.	2,565
486	@, L	Spectrum Brands, Inc.	2,819
370		Tupperware Corp.	11,651
			206,189
		Housewares: 0.0%
180		Toro Co.	10,589
			10,589
		Insurance: 2.2%
2,100	@@	ACE Ltd.	127,197
4,500		Allstate Corp.	257,355
861	L	American Financial Group, Inc.	24,556
11,600		American International Group, Inc.	784,740
650		Arthur J Gallagher & Co.	18,831
710		Brown & Brown, Inc.	18,673
4,200		Chubb Corp.	225,288
1,100		Cigna Corp.	58,619
310	L	Commerce Group, Inc.	9,136
340		Delphi Financial Group	13,743
420	@@	Everest Re Group Ltd.	46,301
370	L	Fidelity National Title Group, Inc.	6,468
140		First American Corp.	5,127
4,900		Genworth Financial, Inc.	150,577
360	L	Hanover Insurance Group, Inc.	15,908
2,092		Hartford Financial Services Group, Inc.	193,615
720		HCC Insurance Holdings, Inc.	20,621
160		Hilb Rogal & Hobbs Co.	6,933
200		Horace Mann Educators Corp.	3,942
30		Infinity Property & Casualty Corp.	1,207
112	L	Landamerica Financial Group, Inc.	4,366
41,145	@@	Legal & General Group PLC	112,274
330		Mercury General Corp.	17,797
4,650		Metlife, Inc.	324,245
346	@	Philadelphia Consolidated Holding Co.	14,304
200		Presidential Life Corp.	3,392
280	@, L	ProAssurance Corp.	15,084
520		Protective Life Corp.	22,069
2,905		Prudential Financial, Inc.	283,470
110	L	Radian Group, Inc.	2,561
150		RLI Corp.	8,508
110	L	Safety Insurance Group, Inc.	3,953
484	L	Selective Insurance Group	10,300
250		Stancorp Financial Group, Inc.	12,378
40		Stewart Information Services Corp.	1,371
50	L	Tower Group, Inc.	1,309
3,700		Travelers Cos., Inc.	186,258
70	@, L	Triad Guaranty, Inc.	1,328
100		United Fire & Casualty Co.	3,909
340	L	Unitrin, Inc.	16,861
971		WR Berkley Corp.	28,771
240	L	Zenith National Insurance Corp.	10,774
350	@@	Zurich Financial Services AG	104,921
			3,179,040
		Internet: 0.6%
1,400	@	Amazon.com, Inc.	130,410
130	@, L	Authorize.Net Holdings, Inc.	2,292
110	@	Avocent Corp.	3,203
80	@, L	Blue Coat Systems, Inc.	6,301
100	@	Blue Nile, Inc.	9,412
300	@, L	Checkfree Corp.	13,962
110	@, L	Cybersource Corp.	1,286
140	@, L	Digital River, Inc.	6,265
2,800	@	eBay, Inc.	109,256
70	@	F5 Networks, Inc.	2,603
600	@	Google, Inc. - Class A	340,362
1,800	@, L	IAC/InterActiveCorp.	53,406
210	@	Infospace, Inc.	3,688
230	@, L	j2 Global Communications, Inc.	7,528

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
120	@, L	Knot, Inc.	$2,551
657	@	McAfee, Inc.	22,910
440	@	Napster, Inc.	1,439
200	@, L	NetFlix, Inc.	4,144
180	@	PC-Tel, Inc.	1,366
160	@, L	Perficient, Inc.	3,499
330	@	Secure Computing Corp.	3,211
110	@, L	Stamps.com, Inc.	1,317
4,800	@, L	Symantec Corp.	93,024
380	L	United Online, Inc.	5,704
350	@, L	Valueclick, Inc.	7,861
210	@, L	Websense, Inc.	4,143
			841,143
		Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	21,990
60	L	Carpenter Technology Corp.	7,801
140	L	Cleveland-Cliffs, Inc.	12,316
110	@	Material Sciences Corp.	1,168
2,200		Nucor Corp.	130,834
200	L	Reliance Steel & Aluminum Co.	11,308
120	L	Ryerson, Inc.	4,049
210		Steel Dynamics, Inc.	9,807
16,000	@@	Sumitomo Metal Industries Ltd.	92,754
900		United States Steel Corp.	95,346
			387,373
		Leisure Time: 0.1%
410		Callaway Golf Co.	6,564
100	@, L	Life Time Fitness, Inc.	6,134
130	L	Nautilus, Inc.	1,036
193	L	Polaris Industries, Inc.	8,419
11,168	@, @@	TUI Travel PLC	57,581
220	@, L	WMS Industries, Inc.	7,282
			87,016
		Lodging: 0.1%
90		Boyd Gaming Corp.	3,857
500	L	Harrah’s Entertainment, Inc.	43,465
1,000		Hilton Hotels Corp.	46,490
60		Marcus Corp.	1,152
50	@, L	Monarch Casino & Resort, Inc.	1,423
			96,387
		Machinery — Construction & Mining: 0.2%
100	@, L	Astec Industries, Inc.	5,745
4,404	@@	Atlas Copco AB - Class B	70,174
1,100		Caterpillar, Inc.	86,273
2,900	@@	Hitachi Construction Machinery Co., Ltd.	115,194
510	L	Joy Global, Inc.	25,939
300	@	Terex Corp.	26,706
			330,031
		Machinery — Diversified: 0.4%
470	@, L	AGCO Corp.	23,862
70	L	Albany International Corp.	2,624
230		Applied Industrial Technologies, Inc.	7,091
260	L	Briggs & Stratton Corp.	6,547
70		Cascade Corp.	4,562
250		Cognex Corp.	4,440
2,600		Cummins, Inc.	332,514
200		Deere & Co.	29,684
120		Flowserve Corp.	9,142
260	@, L	Gardner Denver, Inc.	10,140
60		Graco, Inc.	2,347
280		IDEX Corp.	10,189
80	@, L	Intevac, Inc.	1,216
60	L	Lindsay Manufacturing Co.	2,627
590		Manitowoc Co., Inc.	26,125
290	L	Nordson Corp.	14,561
80	L	Robbins & Myers, Inc.	4,583
300		Rockwell Automation, Inc.	20,853
140	@, L	Zebra Technologies Corp.	5,109
			518,216
		Media: 0.6%
1,600		Clear Channel Communications, Inc.	59,904
190		John Wiley & Sons, Inc.	8,537
900	L	McGraw-Hill Cos., Inc.	45,819
3,400		News Corp. - Class A	74,766
360	@, W, L	Radio One, Inc.	1,343
6,000		Time Warner, Inc.	110,160
800	@, L	Viacom - Class B	31,176
2,643	@@	Vivendi	111,682
11,000		Walt Disney Co.	378,290
10		Washington Post	8,028
			829,705
		Metal Fabricate/Hardware: 0.1%
110	L	AM Castle & Co.	3,586
750		Commercial Metals Co.	23,738

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware (continued)
120		Kaydon Corp.	$6,239
40		Lawson Products	1,392
260		Mueller Industries, Inc.	9,396
100		Precision Castparts Corp.	14,798
213	L	Quanex Corp.	10,007
170	L	Timken Co.	6,316
80		Valmont Industries, Inc.	6,788
90	L	Worthington Industries	2,120
			84,380
		Mining: 0.3%
90		Amcol International Corp.	2,978
4,492	@@	BHP Billiton Ltd.	175,405
110	@, L	Brush Engineered Materials, Inc.	5,708
130	@, L	Century Aluminum Co.	6,845
2,100		Freeport-McMoRan Copper & Gold, Inc.	220,269
100	@, L	RTI International Metals, Inc.	7,926
			419,131
		Miscellaneous Manufacturing: 1.5%
1,300		3M Co.	121,654
270	L	Acuity Brands, Inc.	13,630
110	L	AO Smith Corp.	4,827
282	L	Aptargroup, Inc.	10,679
190	L	Barnes Group, Inc.	6,065
130	@, L	Ceradyne, Inc.	9,846
250		Clarcor, Inc.	8,553
580		Crane Co.	27,823
80	L	Donaldson Co., Inc.	3,341
5,100		Dover Corp.	259,845
1,500	L	Eastman Kodak Co.	40,140
2,200		Eaton Corp.	217,888
140	@, L	EnPro Industries, Inc.	5,684
15,150		General Electric Co.	627,210
150		Harsco Corp.	8,891
700		Honeywell International, Inc.	41,629
300		Illinois Tool Works, Inc.	17,892
900		ITT Corp.	61,137
5,500	@@	Konica Minolta Holdings, Inc.	92,859
150	@	Lydall, Inc.	1,392
70		Matthews International Corp. - Class A	3,066
130	L	Myers Industries, Inc.	2,577
2,000	L	Parker Hannifin Corp.	223,660
560	L	Pentair, Inc.	18,581
270		Roper Industries, Inc.	17,685
1,426	@@	Siemens AG	195,237
90		SPX Corp.	8,330
60	L	Standex International Corp.	1,241
200	@, L	Sturm Ruger & Co., Inc.	3,582
423		Teleflex, Inc.	32,960
100		Tredegar Corp.	1,725
90		Trinity Industries, Inc.	3,379
1,425	@@	Tyco International Ltd.	63,185
			2,156,193
		Office Furnishings: 0.0%
461	L	Herman Miller, Inc.	12,512
280	L	HNI, Corp.	10,080
210		Interface, Inc.	3,791
			26,383
		Office Property: 0.0%
90		Kilroy Realty Corp.	5,457
70		Mack-Cali Realty Corp.	2,877
			8,334
		Oil & Gas: 3.2%
400		Anadarko Petroleum Corp.	21,500
180	@, L	Atwood Oceanics, Inc.	13,781
110	@, L	Bill Barrett Corp.	4,335
430	L	Cabot Oil & Gas Corp.	15,119
8,827		Chevron Corp.	826,031
260	L	Cimarex Energy Co.	9,685
5,900		ConocoPhillips	517,843
290	@, L	Denbury Resources, Inc.	12,960
300		Devon Energy Corp.	24,960
300	L	ENSCO International, Inc.	16,830
3,000	@@	ERG S.p.A.	65,676
18,100		ExxonMobil Corp.	1,675,336
200	@, L	Forest Oil Corp.	8,608
520		Frontier Oil Corp.	21,653
846		Helmerich & Payne, Inc.	27,774
300		Hess Corp.	19,959
4,500		Marathon Oil Corp.	256,590
1,600		Murphy Oil Corp.	111,824
140	@, L	Newfield Exploration Co.	6,742
800		Noble Corp.	39,240
810		Noble Energy, Inc.	56,732
2,400		Occidental Petroleum Corp.	153,792

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
450	L	Patterson-UTI Energy, Inc.	$10,157
90	L	Penn Virginia Corp.	3,958
994	@@, L	Petroleo Brasileiro SA ADR	75,047
50	@, L	Petroleum Development Corp.	2,218
220	@, L	Pioneer Drilling Co.	2,680
270	@	Plains Exploration & Production Co.	11,939
200	L	Pogo Producing Co.	10,622
540	@, L	Pride International, Inc.	19,737
70	@, L	Quicksilver Resources, Inc.	3,294
3,338	@@	Royal Dutch Shell PLC - Class B	136,963
520	@	Southwestern Energy Co.	21,762
320		St. Mary Land & Exploration Co.	11,414
120	@	Stone Energy Corp.	4,801
140	@	Swift Energy Co.	5,729
1,700	@@	Total SA	137,756
600	@	Transocean, Inc.	67,830
140	@	Unit Corp.	6,776
2,500		Valero Energy Corp.	167,950
			4,607,603
		Oil & Gas Services: 0.7%
510	@, L	Cameron International Corp.	47,068
50	L	CARBO Ceramics, Inc.	2,537
140	@	Dril-Quip, Inc.	6,909
290	@, L	Exterran Holdings, Inc.	23,299
470	@, L	FMC Technologies, Inc.	27,100
680	@	Grant Prideco, Inc.	37,074
40		Gulf Island Fabrication, Inc.	1,536
5,916	L	Halliburton Co.	227,174
460	@, L	Helix Energy Solutions Group, Inc.	19,532
160	@, L	Hornbeck Offshore Services, Inc.	5,872
320	@, L	ION Geophysical Corp.	4,426
80	L	Lufkin Industries, Inc.	4,402
140	@, L	Matrix Service Co.	2,933
80	@, L	NATCO Group, Inc.	4,140
300	@	National Oilwell Varco, Inc.	43,350
320	@, L	Oceaneering International, Inc.	24,256
3,650	@, @@	Petroleum Geo-Services ASA	105,399
2,900		Schlumberger Ltd.	304,500
110	@, L	SEACOR Holdings, Inc.	10,461
170	@	Superior Energy Services	6,025
260	@, L	Tetra Technologies, Inc.	5,496
700	@, L	Weatherford International Ltd.	47,026
160	@, L	W-H Energy Services, Inc.	11,800
			972,315
		Packaging & Containers: 0.1%
160		Packaging Corp. of America	4,651
3,200	@	Pactiv Corp.	91,712
890		Sonoco Products Co.	26,860
			123,223
		Pharmaceuticals: 1.6%
300		Allergan, Inc.	19,341
130		Alpharma, Inc.	2,777
3,100		AmerisourceBergen Corp.	140,523
1,935	@@	AstraZeneca PLC	96,849
70	@, L	Bradley Pharmaceuticals, Inc.	1,274
6,700		Bristol-Myers Squibb Co.	193,094
500		Cardinal Health, Inc.	31,265
270	@, L	Cephalon, Inc.	19,726
1,600		Eli Lilly & Co.	91,088
590	@	Endo Pharmaceuticals Holdings, Inc.	18,296
2,400	@	Forest Laboratories, Inc.	89,496
2,100	@	Gilead Sciences, Inc.	85,827
5,500	@@	GlaxoSmithKline PLC	145,877
140	@, L	HealthExtras, Inc.	3,896
300	@	Medco Health Solutions, Inc.	27,117
380		Medicis Pharmaceutical Corp.	11,594
5,500		Merck & Co., Inc.	284,295
350	@	MGI Pharma, Inc.	9,723
290	@	NBTY, Inc.	11,774
120	@, L	Noven Pharmaceuticals, Inc.	1,912
746	@@	Omega Pharma SA	65,375
310		Omnicare, Inc.	10,270
90	@, L	PetMed Express, Inc.	1,261
120	@, L	PharMerica Corp.	1,790
730	@@	Roche Holding AG	132,183
21,300		Schering-Plough Corp.	673,719
180	@, L	Sciele Pharma, Inc.	4,684
460	@, L	Sepracor, Inc.	12,650
390	@	Theragenics Corp.	1,751
70	@, L	USANA Health Sciences, Inc.	3,063
120	@, L	Valeant Pharmaceuticals International	1,858
320	@, L	VCA Antech, Inc.	13,360
370	@, L	Viropharma, Inc.	3,293
			2,211,001

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pipelines: 0.1%
240	L	Equitable Resources, Inc.	$12,449
400		National Fuel Gas Co.	18,724
780	L	Oneok, Inc.	36,972
600	L	Williams Cos., Inc.	20,436
			88,581
		Real Estate: 0.1%
4,000	@@	Cheung Kong Holdings Ltd.	65,854
140	L	Jones Lang LaSalle, Inc.	14,386
2,000	@@	Mitsui Fudosan Co., Ltd.	55,222
			135,462
		Regional Malls: 0.0%
310	L	Macerich Co.	27,150
			27,150
		Retail: 2.0%
160	@, L	99 Cents Only Stores	1,643
150		Advance Auto Parts, Inc.	5,034
525	@, L	Aeropostale, Inc.	10,007
899		American Eagle Outfitters	23,653
160	@, L	AnnTaylor Stores Corp.	5,067
260	L	Applebees International, Inc.	6,469
800	@	Autozone, Inc.	92,912
60	L	Barnes & Noble, Inc.	2,116
1,000		Best Buy Co., Inc.	46,020
70	L	Big 5 Sporting Goods Corp.	1,309
2,900	@, L	Big Lots, Inc.	86,536
60	@	BJ’s Wholesale Club, Inc.	1,990
220		Brinker International, Inc.	6,037
220		Brown Shoe Co., Inc.	4,268
180	@, L	Cabela’s, Inc.	4,257
80	@, L	California Pizza Kitchen, Inc.	1,406
580	@, L	Carmax, Inc.	11,791
210		Casey’s General Stores, Inc.	5,817
170	L	Cash America International, Inc.	6,392
200	L	Cato Corp.	4,088
60		CBRL Group, Inc.	2,448
190	@, L	CEC Entertainment, Inc.	5,105
100	@, L	Charlotte Russe Holding, Inc.	1,464
70	@, L	Cheesecake Factory	1,643
500	@, L	Chico’s FAS, Inc.	7,025
140	@, L	Childrens Place Retail Stores, Inc.	3,399
390	L	Christopher & Banks Corp.	4,727
220	L	CKE Restaurants, Inc.	3,566
100	@, L	Coldwater Creek, Inc.	1,086
130	@, L	Copart, Inc.	4,471
4,100		Costco Wholesale Corp.	251,617
3,100		CVS Caremark Corp.	122,853
210	@, L	Dick’s Sporting Goods, Inc.	14,102
610	@	Dollar Tree Stores, Inc.	24,729
3,000	@@, L	Don Quijote Co., Ltd.	61,703
230	@, L	Dress Barn, Inc.	3,912
3,000	L	Family Dollar Stores, Inc.	79,680
470	L	Finish Line	2,040
60	@, L	First Cash Financial Services, Inc.	1,405
120		Foot Locker, Inc.	1,840
100	L	Fred’s, Inc.	1,053
660	@, L	GameStop Corp.	37,191
100	@, L	Genesco, Inc.	4,613
40	L	Group 1 Automotive, Inc.	1,343
140	@, L	Guitar Center, Inc.	8,302
150	@, L	Hibbett Sporting Goods, Inc.	3,720
4,200		Home Depot, Inc.	136,248
330	@, L	HOT Topic, Inc.	2,462
100	L	IHOP Corp.	6,333
240	@, L	Insight Enterprises, Inc.	6,194
180	@, L	Jack in the Box, Inc.	11,671
2,100		JC Penney Co., Inc.	133,077
160	@, L	Jo-Ann Stores, Inc.	3,376
120	@, L	JOS A Bank Clothiers, Inc.	4,010
110	L	Longs Drug Stores Corp.	5,464
2,900		Lowe’s Cos., Inc.	81,258
90	@, L	MarineMax, Inc.	1,310
6,500		McDonald’s Corp.	354,055
312	L	Men’s Wearhouse, Inc.	15,762
40		Movado Group, Inc.	1,277
350		MSC Industrial Direct Co.	17,707
400	L	Nordstrom, Inc.	18,756
200	@, L	O’Reilly Automotive, Inc.	6,682
180	@, L	Panera Bread Co.	7,344
60	@	Papa John’s International, Inc.	1,466
200		PEP Boys-Manny Moe & Jack	2,806
320	L	Petsmart, Inc.	10,208
200	@, L	PF Chang’s China Bistro, Inc.	5,920
2,849	@@	Punch Taverns PLC	57,214

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,400	L	RadioShack Corp.	$49,584
140	@	Rare Hospitality International, Inc.	5,335
70	@, L	Red Robin Gourmet Burgers, Inc.	3,003
550	L	Regis Corp.	17,551
380		Ross Stores, Inc.	9,743
260	@, L	Saks, Inc.	4,459
100	@, L	School Specialty, Inc.	3,463
269	@, L	Select Comfort Corp.	3,753
3,200	@@	Seven & I Holdings Co., Ltd.	82,000
498	@, L	Sonic Corp.	11,653
110	L	Stage Stores, Inc.	2,005
1,000	@	Starbucks Corp.	26,200
130	L	Stein Mart, Inc.	989
1,800		Target Corp.	114,426
260	@, L	Texas Roadhouse, Inc.	3,042
5,600		TJX Cos., Inc.	162,792
120	@, L	Tractor Supply Co.	5,531
360	L	Triarc Cos.	4,504
232	@, L	Tween Brands, Inc.	7,619
240	@, L	Urban Outfitters, Inc.	5,232
1,100		Walgreen Co.	51,964
5,100		Wal-Mart Stores, Inc.	222,615
2,300	L	Wendy’s International, Inc.	80,293
150	L	Williams-Sonoma, Inc.	4,893
140	L	World Fuel Services Corp.	5,713
260	@, L	Zale Corp.	6,016
80	@, L	Zumiez, Inc.	3,550
			2,770,377
		Savings & Loans: 0.3%
670	L	Astoria Financial Corp.	17,775
660		BankAtlantic Bancorp., Inc.	5,722
390	L	Bankunited Financial Corp.	6,061
30	L	Downey Financial Corp.	1,734
500	L	First Niagara Financial Group, Inc.	7,075
150	@, L	FirstFed Financial Corp.	7,433
110	L	Flagstar Bancorp., Inc.	1,070
12,100		Hudson City Bancorp., Inc.	186,098
930	L	New York Community Bancorp., Inc.	17,717
230		Washington Federal, Inc.	6,040
6,400	L	Washington Mutual, Inc.	225,984
			482,709
		Semiconductors: 0.8%
390	@	Actel Corp.	4,185
300	@, L	AMIS Holdings, Inc.	2,913
2,300		Applied Materials, Inc.	47,610
90	@	ATMI, Inc.	2,678
250	@	Axcelis Technologies, Inc.	1,278
420	@	Brooks Automation, Inc.	5,981
70	@, L	Cabot Microelectronics Corp.	2,993
100		Cohu, Inc.	1,875
190	@, L	Cree, Inc.	5,909
350	@, L	Cypress Semiconductor Corp.	10,224
140	@, L	Diodes, Inc.	4,494
190	@, L	DSP Group, Inc.	3,008
1,100	@, @@, L	Elpida Memory, Inc.	40,138
230	@, L	Exar Corp.	3,004
650	@	Fairchild Semiconductor International, Inc.	12,142
130	@	Integrated Device Technology, Inc.	2,012
16,700		Intel Corp.	431,862
250	@, L	International Rectifier Corp.	8,248
660		Intersil Corp.	22,064
400	@, L	Kulicke & Soffa Industries, Inc.	3,392
566	@, L	Lam Research Corp.	30,145
300	@	MEMC Electronic Materials, Inc.	17,658
400	L	Micrel, Inc.	4,320
350	@, L	Microsemi Corp.	9,758
100	@, L	MKS Instruments, Inc.	1,902
1,500		National Semiconductor Corp.	40,680
3,150	@	Nvidia Corp.	114,156
230	@	Pericom Semiconductor Corp.	2,696
160	@, L	Photronics, Inc.	1,826
620	@, L	Semtech Corp.	12,698
130	@, L	Silicon Laboratories, Inc.	5,429
880	@, L	Skyworks Solutions, Inc.	7,955
100	@	Standard Microsystems Corp.	3,842
40	@, L	Supertex, Inc.	1,595
4,838	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,961
4,900	@, L	Teradyne, Inc.	67,620
2,500		Texas Instruments, Inc.	91,475
1,000	@@	Tokyo Electron Ltd.	63,075
80	@, L	Ultratech, Inc.	1,109
415	@	Varian Semiconductor Equipment Associates, Inc.	22,211
			1,165,121

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Shopping Centers: 0.0%
190		Inland Real Estate Corp.	$2,943
160	L	Regency Centers Corp.	12,280
80	L	Tanger Factory Outlet Centers, Inc.	3,247
			18,470
		Single Tenant: 0.0%
180	L	National Retail Properties, Inc.	4,388
			4,388
		Software: 1.1%
930	@	Activision, Inc.	20,079
240	L	Acxiom Corp.	4,750
1,100	@	Adobe Systems, Inc.	48,026
40	@, L	Advent Software, Inc.	1,879
260	@, L	Allscripts Healthcare Solutions, Inc.	7,028
370	@, L	Ansys, Inc.	12,643
1,900	@	Autodesk, Inc.	94,943
170	@, L	Avid Technology, Inc.	4,604
210	L	Blackbaud, Inc.	5,300
3,300	@	BMC Software, Inc.	103,059
760		Broadridge Financial Solutions ADR	14,402
6,500		CA, Inc.	167,180
550	@	Captaris, Inc.	2,910
210	@, L	Cerner Corp.	12,560
500	@	Citrix Systems, Inc.	20,160
170	@, L	Concur Technologies, Inc.	5,358
170	@, L	CSG Systems International	3,613
180	@	Digi International, Inc.	2,563
114		Dun & Bradstreet Corp.	11,242
100	@	Epicor Software Corp.	1,377
100	L	Fair Isaac Corp.	3,611
130		Global Payments, Inc.	5,749
460	@, L	Informatica Corp.	7,222
150	@, L	JDA Software Group, Inc.	3,099
110	@, L	Mantech International Corp.	3,958
20,650		Microsoft Corp.	608,349
210		MoneyGram International, Inc.	4,744
4,200	@, L	Novell, Inc.	32,088
190	@, L	Omnicell, Inc.	5,423
9,100	@	Oracle Corp.	197,015
240	@, L	Phase Forward, Inc.	4,802
120	@, L	Phoenix Technologies Ltd.	1,285
220	@, L	Progress Software Corp.	6,666
30	L	Quality Systems, Inc.	1,099
170	@, L	Smith Micro Software, Inc.	2,730
110	@, L	SPSS, Inc.	4,525
716	@, L	Sybase, Inc.	16,561
270	@, L	Take-Two Interactive Software, Inc.	4,612
4,065	@, @@	Tele Atlas NV	117,706
220	@, L	THQ, Inc.	5,496
150	@, L	Tyler Technologies, Inc.	2,003
			1,582,419
		Storage: 0.0%
40		Sovran Self Storage, Inc.	1,834
			1,834
		Storage/Warehousing: 0.0%
80	@, L	Mobile Mini, Inc.	1,933
			1,933
		Telecommunications: 2.1%
1,230	@	3Com Corp.	6,076
420	@, L	Adaptec, Inc.	1,604
400	@, L	ADC Telecommunications, Inc.	7,844
100	L	Adtran, Inc.	2,303
6,557	@@	Alcatel SA	66,899
1,000		Alltel Corp.	69,680
530	@, L	Andrew Corp.	7,341
150	@, L	Anixter International, Inc.	12,368
540	@, L	Arris Group, Inc.	6,669
15,872		AT&T, Inc.	671,544
1,500	@, L	Avaya, Inc.	25,440
40		Black Box Corp.	1,710
200	@	C-COR, Inc.	2,298
2,800		CenturyTel, Inc.	129,416
2,150	@	Cincinnati Bell, Inc.	10,621
21,050	@	Cisco Systems, Inc.	696,966
180	@, L	CommScope, Inc.	9,043
120	@, L	Comtech Telecommunications	6,419
4,000		Corning, Inc.	98,600
270	@, L	Ditech Networks, Inc.	1,423
600		Embarq Corp.	33,360
110	@, L	General Communication, Inc.	1,335
300	@	Harmonic, Inc.	3,183
628		Harris Corp.	36,292
1,500	@	Juniper Networks, Inc.	54,915
180	@	Netgear, Inc.	5,476
150	@	Network Equipment Technologies, Inc.	2,175

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
430	@, L	NeuStar, Inc.	$14,745
220	@, L	Novatel Wireless, Inc.	4,983
759	@@	Orascom Telecom GDR	49,513
70		Plantronics, Inc.	1,999
200	@, L	Polycom, Inc.	5,372
5,500		Qualcomm, Inc.	232,430
4,800	@, L	Qwest Communications International, Inc.	43,968
1,320	@, L	RF Micro Devices, Inc.	8,884
5,857	@@	Royal KPN NV	101,499
3,000		Sprint Nextel Corp.	57,000
390	@	Symmetricom, Inc.	1,833
49,347	@@	Telecom Italia S.p.A. RNC	118,972
505		Telephone & Data Systems, Inc.	33,709
160	@	Tollgrade Communications, Inc.	1,619
5,900		Verizon Communications, Inc.	261,252
50	@	Viasat, Inc.	1,542
26,150	@@	Vodafone Group PLC	94,257
			3,004,577
		Textiles: 0.0%
100		G&K Services, Inc.	4,020
340	@, L	Mohawk Industries, Inc.	27,642
70	L	Unifirst Corp.	2,622
			34,284
		Toys/Games/Hobbies: 0.0%
150	@, L	Jakks Pacific, Inc.	4,007
2,000		Mattel, Inc.	46,920
40	@, L	RC2 Corp.	1,108
			52,035
		Transportation: 0.3%
60	L	Alexander & Baldwin, Inc.	3,008
70	L	Arkansas Best Corp.	2,286
60	@, L	Bristow Group, Inc.	2,623
400	L	CH Robinson Worldwide, Inc.	21,716
380		Con-way, Inc.	17,480
500		CSX Corp.	21,365
10	@@	East Japan Railway Co.	78,837
920	L	Expeditors International Washington, Inc.	43,516
120	L	Forward Air Corp.	3,574
340	L	Heartland Express, Inc.	4,855
230	@	HUB Group, Inc.	6,907
140	L	JB Hunt Transport Services, Inc.	3,682
300	@, L	Kansas City Southern	9,651
190	@, L	Kirby Corp.	8,387
200	L	Knight Transportation, Inc.	3,442
280	L	Landstar System, Inc.	11,752
500		Norfolk Southern Corp.	25,955
190	@, L	Old Dominion Freight Line	4,554
157	L	Overseas Shipholding Group	12,062
450	L	Tidewater, Inc.	28,278
300		Union Pacific Corp.	33,918
260	@, L	YRC Worldwide, Inc.	7,103
			354,951
		Trucking & Leasing: 0.0%
70		GATX Corp.	2,993
			2,993
		Warehouse/Industrial: 0.0%
110		AMB Property Corp.	6,579
30	L	EastGroup Properties, Inc.	1,358
			7,937
		Water: 0.1%
40	L	American States Water Co.	1,560
250	L	Aqua America, Inc.	5,670
1,178	@@	Veolia Environnement	101,287
			108,517
		Total Common Stock (Cost $43,392,248)	51,605,874
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
1,700		iShares S&P SmallCap 600 Index Fund	118,541
600	L	Midcap SPDR Trust Series 1	96,540
		Total Exchange-Traded Funds (Cost $207,236)	215,081
PREFERRED STOCK: 0.8%
		Diversified Financial Services: 0.1%
8,900	P	Merrill Lynch & Co., Inc.	204,255
			204,255
		Insurance: 0.4%
10,125	@@, P	Aegon NV	225,281
3,000	@@, P	Aegon NV - Series 1	67,950
11,400	P	Metlife, Inc.	281,466
			574,697

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media: 0.1%
2,183	@@	ProSieben SAT.1 Media AG	$68,642
			68,642
		Sovereign: 0.2%
13,000	P	Fannie Mae	325,000
			325,000
		Total Preferred Stock (Cost $1,225,719)	1,172,594
PURCHASED OPTIONS: 0.1%
		Purchased Options: 0.1%
14		Call Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $95.00-Exp 06/16/08	24,763
23		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.00-Exp 03/17/08	31,769
54		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.00-Exp 12/17/07	36,113
54		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.50-Exp 12/17/07	9,113
		Total Purchased Options (Cost $59,300)	101,758
RIGHTS: 0.0%
		Banks: 0.0%
3,194	@, @@	Fortis	16,943
		Total Rights (Cost $ - )	16,943

Principal Amount			Value
CORPORATE BONDS/NOTES: 7.4%
		Banks: 2.9%
$230,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	$198,031
281,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	281,096
110,000	@@, C	Bank of Ireland, 5.500%, due 12/29/49	95,540
50,000	@@, C	Bank of Scotland, 5.625%, due 12/31/49	43,089
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,421
60,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	52,276
150,000	@@, C, L	BNP Paribas, 5.238%, due 09/29/49	127,932
223,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	206,147
100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	96,198
20,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	16,101
143,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	155,528
130,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	121,792
350,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	278,833
180,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	142,950
220,000	@@, C, L	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	174,900
20,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	17,370
160,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	166,702
20,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	15,950
139,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	131,606
64,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	59,000
49,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	45,911
162,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	152,609
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	315,953
110,000	@@, C	Societe Generale, 5.469%, due 11/29/49	91,892
270,000	@@, C	Standard Chartered PLC, 5.500%, due 07/29/49	202,163
40,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	30,600
410,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	313,650
173,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	176,972
157,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	156,067
100,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	85,107
181,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	157,731
			4,173,117
		Beverages: 0.1%
144,000	C	Anheuser-Busch Cos., Inc., 5.750%, due 04/01/36	137,321
			137,321
		Chemicals: 0.1%
50,000	Z	Stauffer Chemical, 4.950%, due 04/15/10	44,219
80,000	Z	Stauffer Chemical, 5.840%, due 04/15/18	43,991
90,000	Z	Stauffer Chemical, 7.370%, due 04/15/17	52,527
			140,737
		Diversified: 0.2%
48,000	C	Liberty Property LP, 6.375%, due 08/15/12	49,223

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified (continued)
$42,000		Liberty Property LP, 6.625%, due 10/01/17	$41,997
152,000	C	Liberty Property LP, 7.750%, due 04/15/09	156,639
			247,859
		Diversified Financial Services: 1.7%
396,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	380,390
232,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	240,407
136,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	133,102
85,000	@@, C	Financiere CSFB NV, 5.375%, due 03/29/49	72,739
167,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	164,850
163,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	187,932
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	250,331
111,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	105,687
100,000	@@, C	Paribas, 5.375%, due 12/31/49	84,720
51,333	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	50,660
236,391	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	238,365
165,000	C	Residential Capital, LLC, 7.500%, due 04/17/13	133,379
982,586	#, Z	Toll Road Investors Partnership II LP, 16.700%, due 02/15/45	134,000
100,000	#, C	Twin Reefs Pass-Through Trust, 6.122%, due 12/10/49	79,374
179,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	185,111
			2,441,047
		Electric: 0.8%
378,000	C	Commonwealth Edison, 6.150%, due 03/15/12	388,438
163,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	151,200
184,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	183,684
41,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	46,939
72,000	C, L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	70,128
158,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	161,714
174,000	C	NorthWestern Corp., 5.875%, due 11/01/14	169,877
			1,171,980
		Food: 0.2%
219,000		Kraft Foods, Inc., 7.000%, due 08/11/37	230,487
			230,487
		Insurance: 0.2%
260,000	@@, C	Aegon NV, 5.862%, due 12/31/49	206,050
			206,050
		Multi-National: 0.1%
92,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	87,987
			87,987
		Oil & Gas: 0.4%
131,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	124,188
27,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	28,397
26,000	C	Marathon Oil Corp., 6.600%, due 10/01/37	26,844
63,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	65,235
221,000	#	Pemex Project Funding Master Trust, 6.994%, due 06/15/10	225,420
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	124,325
			594,409
		Pharmaceuticals: 0.1%
153,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	144,920
			144,920
		Retail: 0.2%
54,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	47,519
248,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	258,221
			305,740
		Telecommunications: 0.4%
289,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	294,717
144,000	C	Embarq Corp., 7.995%, due 06/01/36	153,879
36,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	34,838
114,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	109,689
			593,123
		Total Corporate Bonds/Notes (Cost $10,792,807)	10,474,777
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.3%
		Federal Home Loan Mortgage Corporation: 7.0%
409,300	C, S	4.500%, due 12/15/16	404,549
372,246	C, S	5.000%, due 08/15/16	368,806
477,000	C, S	5.000%, due 05/15/20	463,119
152,000	C, S	5.000%, due 09/15/31	140,502
58,000	C, S	5.000%, due 02/15/32	55,601
150,000	C, S	5.000%, due 04/15/32	146,161
629,000	W	5.000%, due 11/15/34	599,811
569,000	Z	5.230%, due 03/15/31	169,655
429,000	C	5.250%, due 03/15/12	431,600
98,000	C, S	5.500%, due 12/15/20	97,402
1,081,000	C, S	5.500%, due 09/15/32	1,063,308
59,000	C, S	5.500%, due 10/15/32	57,803
52,000	C, S	5.500%, due 11/15/32	51,505
166,000	C, S	5.500%, due 07/15/33	163,723
365,102	C, S	6.000%, due 01/15/29	372,357
3,181,000	W	6.000%, due 11/01/33	3,182,492
681,484	C, S	6.103%, due 05/15/33	676,410
1,398,000	W	6.500%, due 10/01/37	1,423,121
139,076	S	7.000%, due 11/01/31	144,432
			10,012,357

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation: 10.1%
$2,939,000	W	5.000%, due 10/15/18	$2,880,678
1,499,000	W	5.000%, due 11/15/34	1,429,437
511,877	S	5.000%, due 03/01/37	481,720
941,627	S	5.000%, due 08/01/37	886,151
222,000	C	5.400%, due 03/26/12	222,943
12,494	S	5.500%, due 01/01/18	12,507
224,464	S	5.500%, due 02/01/18	223,978
933,000	S	5.500%, due 05/25/30	909,795
159,000	W	5.500%, due 11/13/33	155,646
245,360	S	5.500%, due 01/25/36	237,761
351,985	S	5.500%, due 12/25/36	337,528
354,000	C	5.550%, due 03/29/10	354,916
239,119	S	6.000%, due 08/01/16	242,881
4,074,000	W	6.000%, due 10/15/20	4,128,107
251,894	S	6.000%, due 04/25/31	257,793
631,000		6.000%, due 11/15/34	631,296
306,180	S	6.500%, due 07/01/29	311,815
561,000		6.500%, due 10/01/31	571,256
23,527	S	7.500%, due 09/01/31	24,611
			14,300,819
		Government National Mortgage Association: 0.2%
28,146	S	6.500%, due 01/15/29	28,870
26,609	S	6.500%, due 10/15/31	27,277
58,947	S	6.500%, due 01/15/32	60,397
22,797	S	7.000%, due 01/15/28	23,901
56,555	S	7.000%, due 02/15/28	59,295
143,865	S	7.500%, due 12/15/23	150,995
			350,735
		Total U.S. Government Agency Obligations (Cost $24,667,821)	24,663,911
U.S. TREASURY OBLIGATIONS: 20.0%
		U.S. Treasury Bonds: 2.6%
192,000	L	4.750%, due 05/15/14	196,380
2,517,000	L	4.750%, due 08/15/17	2,551,611
1,016,000	L	4.750%, due 02/15/37	1,002,269
			3,750,260
		U.S. Treasury Notes: 15.2%
9,179,000	L	4.000%, due 08/31/09	9,188,326
11,248,000	L	4.125%, due 08/31/12	11,205,831
1,129,000	L	4.500%, due 05/15/10	1,143,554
			21,537,711
		Treasury Inflation Indexed Protected Securities: 2.2%
382,000	L	2.375%, due 04/15/11	403,611
381,000	L	2.375%, due 01/15/17	396,487
1,437,000	L	2.375%, due 01/15/25	1,602,472
542,000	L	3.875%, due 01/15/09	702,711
			3,105,281
		Total U.S. Treasury Obligations (Cost $28,243,496)	28,393,252
ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.0%
14,972	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	14,921
			14,921
		Credit Card Asset-Backed Securities: 0.1%
115,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	114,693
			114,693
		Home Equity Asset-Backed Securities: 0.4%
526,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	526,825
8,652	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	8,594
65,058	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	63,344
			598,763
		Other Asset-Backed Securities: 0.5%
6,595	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	6,601
205,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	202,964
28,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	27,633
149,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	147,813
124,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	118,430
98,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	97,268
14,970	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	14,785
72,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	71,484
			686,978
		Total Asset-Backed Securities (Cost $1,425,238)	1,415,355
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
308,223	C, S	Banc of America Alternative Loan Trust, 6.288%, due 11/25/21	314,171
77,710	C, S	Banc of America Alternative Loan Trust, 6.496%, due 04/25/37	78,876
10,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,756
161,738	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	161,172

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$38,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	$37,886
20,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,785
320,693	C, S	Banc of America Funding Corp., 5.652%, due 06/20/37	315,338
290,781	C, S	Banc of America Funding Corp., 5.846%, due 05/20/36	290,867
107,730	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	106,788
95,623	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	89,444
500,140	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	506,522
238,755	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	242,808
26,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,573
136,541	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	137,397
37,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	37,462
231,503	C, S	Chaseflex Trust, 6.500%, due 02/25/37	235,100
135,569	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	135,838
353,046	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	347,382
445,740	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	442,249
82,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	87,621
440,620	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	443,881
1,047,174	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,079,565
97,478	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	96,225
40,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	39,651
10,055	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	10,160
187,907	C, S	GMAC Mortgage Corp. Loan Trust, 4.585%, due 10/19/33	184,321
126,953	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	126,648
110,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	110,271
65,432	#, C, S	GSMPS 2005-RP1 1AF, 5.481%, due 01/25/35	64,699
16,598	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	16,831
142,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	145,601
1,572,490	C, S	JPMorgan Mortgage Trust, 5.405%, due 11/25/35	1,563,651
143,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	140,889
23,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,863
124,409	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	123,977
21,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	19,628
10,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	9,977
87,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	87,218
153,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	159,829
109,132	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	114,847
277,013	C, S	MASTR Adjustable Rate Mortgages Trust, 6.245%, due 01/25/47	267,058
829,089	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	807,912
2,141,760	C, S	MASTR Reperforming Loan Trust, 5.491%, due 07/25/35	2,114,624
300,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	297,656
106,920	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	103,887
125,000		PRLM FLT 09/28/37, 7.000%, due 09/28/37	124,725
188,337	C, S	RAAC Series, 5.250%, due 09/25/34	185,178
104,899	C, S	Thornburg Mortgage Securities Trust, 5.501%, due 09/25/44	104,710
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	10,046
243,553	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	239,091
964,634	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.527%, due 01/25/47	962,976
33,122	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.683%, due 02/25/47	32,387
64,979	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.693%, due 06/25/37	64,762
470,451	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.704%, due 06/25/37	466,519
458,613	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	461,447
815,469	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.793%, due 12/25/46	787,564
1,511,197	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.793%, due 07/25/47	1,479,565
1,905,680	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.823%, due 11/25/46	1,858,128
170,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.824%, due 10/25/36	169,935

196,372	C	Washington Mutual Mortgage Pass-Through Certificates, 5.876%, due 07/25/37	194,516
130,909	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.973%, due 07/25/46	128,142
897,179	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.483%, due 11/25/46	855,124
131,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	129,317
106,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.785%, due 07/25/34	104,300
519,562	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	512,555
463,478	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.649%, due 12/25/36	462,771
		Total Collateralized Mortgage Obligations (Cost $21,398,119)	21,108,662
MUNICIPAL BONDS: 0.3%
		California: 0.1%
186,000	C	City of San Diego, 7.125%, due 06/01/32	182,001
			182,001
		Michigan: 0.2%
295,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	285,312
			285,312
		Total Municipal Bonds (Cost $483,504)	467,313
		Total Long-Term Investments (Cost $131,895,488)	139,635,520

Shares			Value
SHORT-TERM INVESTMENTS: 36.1%
		Money Market: 11.6%
16,500,000	**	ING Institutional Prime Money Market Fund	$16,500,000
		Total Money Market (Cost $16,500,000)	16,500,000

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.1%
$199,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $199,081 to be received upon repurchase (Collateralized by $205,000 Federal National Mortgage Association, Discount Note, Market Value $204,283, due 10/26/07)		$199,000
	Total Repurchase Agreement (Cost $199,000)		199,000

	Securities Lending Collateralcc: 24.4%
34,719,231	Bank of New York Mellon Corp. Institutional Cash Reserves		34,719,231
	Total Securities Lending Collateral (Cost $34,719,231)		34,719,231
	Total Short-Term Investments (Cost $51,418,231)		51,418,231
	Total Investments in Securities (Cost $183,313,719)	134.3%	$191,053,751
	Other Assets and Liabilities — Net	(34.3)	(48,801,472)
	Net Assets	100.0%	$142,252,279

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $183,727,744.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,454,808
	Gross Unrealized Depreciation	(2,128,801)
	Net Unrealized Appreciation	$7,326,007

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Conservative Portfolio Open Futures Contracts on September 30, 2007:

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
90-Day Eurodollar	20	$4,774,000	03/17/08	$(640)
90-Day Eurodollar	20	4,784,500	09/15/08	3,226
S&P 500 E-Mini	8	615,240	12/21/07	14,929
U.S. Treasury 2-Year Note	40	8,281,875	12/31/07	26,384
U.S. Treasury 5-Year Note	22	2,354,688	12/31/07	976
U.S. Treasury 10-Year Note	23	2,513,469	12/19/07	2,099
U.S. Treasury Long Bond	6	668,063	12/19/07	(1,703)
				45,271
Short Contracts
90-Day Eurodollar	20	(4,780,750)	03/16/09	(9,125)
90-Day Eurodollar	20	(4,769,750)	09/14/09	(5,031)
				$(14,156)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Conservative Portfolio Written Options Open on September 30, 2007:

Options on Exchange Traded Futures Contracts

		Exercise	Expiration	# of	Premium
Description/Name of Issuer		Price	Date	Contracts	Received	Value
Call Option CME
90-Day Eurodollar Future 12/07	USD	95.250	12/17/07	108	$21,330	$(38,475)
					$21,330	$(38,475)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 78.5%
		Advertising: 0.5%
700	@, L	Catalina Marketing Corp.	$22,673
800	@, L	inVentiv Health, Inc.	35,056
29,800		Omnicom Group	1,433,082
			1,490,811
		Aerospace/Defense: 2.2%
700	@, L	AAR Corp.	21,238
5,700		Boeing Co.	598,443
1,000		Curtiss-Wright Corp.	47,500
1,100		DRS Technologies, Inc.	60,632
600	@, L	Esterline Technologies Corp.	34,230
800	@, L	Gencorp, Inc.	9,568
12,200		General Dynamics Corp.	1,030,534
300		Kaman Corp.	10,368
11,900		Lockheed Martin Corp.	1,291,031
700	@	Moog, Inc.	30,758
19,643		Raytheon Co.	1,253,616
100	@, L	Sequa Corp.	16,578
800	@	Teledyne Technologies, Inc.	42,712
300		Triumph Group, Inc.	24,513
22,200		United Technologies Corp.	1,786,656
			6,258,377
		Agriculture: 1.1%
2,900	@	Alliance One International, Inc.	18,966
23,450		Altria Group, Inc.	1,630,479
3,300		Archer-Daniels-Midland Co.	109,164
20,743	@@	British American Tobacco PLC	742,387
1,100		Universal Corp.	53,845
10,100	L	UST, Inc.	500,960
			3,055,801
		Airlines: 0.2%
1,600	@, L	Airtran Holdings, Inc.	15,744
500	@, L	Alaska Air Group, Inc.	11,545
56,436	@, @@	British Airways PLC	441,427
1,200	@, L	Frontier Airlines Holdings, Inc.	7,428
1,400	@, L	JetBlue Airways Corp.	12,908
1,100	@, L	Mesa Air Group, Inc.	4,884
1,805		Skywest, Inc.	45,432
			539,368
		Apartments: 0.1%
2,800	L	Archstone-Smith Trust	168,392
580		Essex Property Trust, Inc.	68,191
300		Mid-America Apartment Communities, Inc.	14,955
			251,538
		Apparel: 0.8%
27,100	@	Coach, Inc.	1,281,017
2,000	@, L	CROCS, Inc.	134,500
400	@, L	Deckers Outdoor Corp.	43,920
950	@, L	Gymboree Corp.	33,478
3,100	@, L	Hanesbrands, Inc.	86,986
1,800	@, L	Iconix Brand Group, Inc.	42,822
700	L	Kellwood Co.	11,935
600		K-Swiss, Inc.	13,746
400	@, L	Maidenform Brands, Inc.	6,352
300	L	Oxford Industries, Inc.	10,836
1,900	L	Phillips-Van Heusen	99,712
4,600		Polo Ralph Lauren Corp.	357,650
3,300	@, L	Quiksilver, Inc.	47,190
800	@, L	Skechers USA, Inc.	17,680
400	@, L	Volcom, Inc.	17,008
900	@, L	Warnaco Group, Inc.	35,163
1,800		Wolverine World Wide, Inc.	49,320
			2,289,315
		Auto Manufacturers: 0.7%
32,000	@, L	Ford Motor Co.	271,680
81,000	@@	Fuji Heavy Industries Ltd.	354,907
4,600	L	General Motors Corp.	168,820
42,100	@@	Nissan Motor Co., Ltd.	420,040
2,200	L	Oshkosh Truck Corp.	136,334
6,900	L	Paccar, Inc.	588,225
600		Wabash National Corp.	6,774
			1,946,780
		Auto Parts & Equipment: 0.1%
600	L	BorgWarner, Inc.	54,918
600		Johnson Controls, Inc.	70,866
400	@	Keystone Automotive Industries, Inc.	19,104
1,500	@, L	Lear Corp.	48,150
700		Standard Motor Products, Inc.	6,580
600		Superior Industries International	13,014
			212,632

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Banks: 6.2%
400		Alabama National Bancorp.	$31,168
4,300		Associated Banc-Corp.	127,409
31,275	@@	Banco Bilbao Vizcaya Argentaria SA	733,558
75,800		Bank of America Corp.	3,810,454
800	L	Bank of Hawaii Corp.	42,280
2,500	@@	Bank of Ireland - Dublin Exchange	46,540
24,100	@@	Bank of Ireland - London Exchange	449,225
44,000	@@	Bank of Yokohama Ltd.	302,158
51,361	@@	Barclays PLC	624,361
400	L	Boston Private Financial Holdings, Inc.	11,136
500	L	Cascade Bancorp.	11,130
2,300	L	Cathay General Bancorp.	74,083
700	L	Central Pacific Financial Corp.	20,440
700	L	Chittenden Corp.	24,612
7,200	L	Colonial BancGroup, Inc.	155,664
9,200		Comerica, Inc.	471,776
1,600	L	Corus Bankshares, Inc.	20,832
4,622	@@	Deutsche Bank AG	593,624
1,931	L	East-West Bancorp., Inc.	69,439
1,600	@@, L	First Bancorp.	15,200
500	L	First Financial Bancorp.	6,390
300	L	First Indiana Corp.	9,396
1,700		First Midwest Bancorp., Inc.	58,072
4,400	L	FirstMerit Corp.	86,944
19,012	@@	Fortis	560,551
1,800	L	Fremont General Corp.	7,020
2,000	L	Frontier Financial Corp.	46,660
300	L	Glacier Bancorp., Inc.	6,756
1,000	L	Greater Bay Bancorp.	27,600
2,300		Hanmi Financial Corp.	35,627
56,674	@@	HSBC Holdings PLC	1,046,626
2,200		Independent Bank Corp.	24,310
1,000		Irwin Financial Corp.	11,020
2,880	@@, L	Kookmin Bank ADR	236,131
62,000	@@	Mitsubishi UFJ Financial Group, Inc.	541,383
500		Nara Bancorp., Inc.	7,810
18,300	@@	National Australia Bank Ltd.	642,838
500	L	PrivateBancorp, Inc.	17,420
700	L	Prosperity Bancshares, Inc.	23,212
1,700	L	Provident Bankshares Corp.	53,261
27,200		Regions Financial Corp.	801,856
500	@, L	Signature Bank	17,615
3,311	@@	Societe Generale	557,107
1,000		South Financial Group, Inc.	22,740
1,100		State Street Corp.	74,976
600		Sterling Bancshares, Inc.	6,846
500		Sterling Financial Corp.	13,455
44,000	@@	Sumitomo Trust & Banking Co., Ltd.	331,281
1,300	L	Susquehanna Bancshares, Inc.	26,130
200	@, L	SVB Financial Group	9,472
500	L	TCF Financial Corp.	13,090
3,300		UCBH Holdings, Inc.	57,684
1,800		Umpqua Holdings Corp.	36,018
3,400	@@, L	Uniao de Bancos Brasileiros SA GDR	447,270
119,200	@@	UniCredito Italiano S.p.A.	1,020,445
2,300	L	United Bankshares, Inc.	70,012
400		United Community Banks, Inc.	9,808
24,000		Wachovia Corp.	1,203,600
2,200		Webster Financial Corp.	92,664
57,300		Wells Fargo & Co.	2,041,026
2,500		Whitney Holding Corp.	65,950
1,600		Wilmington Trust Corp.	62,240
1,100		Wilshire Bancorp., Inc.	12,067
400	L	Wintrust Financial Corp.	17,076
			18,094,544
		Beverages: 1.5%
34,300		Anheuser-Busch Cos., Inc.	1,714,657
38,064	@@	C&C Group PLC	314,973
13,600		Coca-Cola Co.	781,592
8,132	@@	Fomento Economico Mexicano SA de CV ADR	304,137
1,000	@, L	Hansen Natural Corp.	56,680
13,000		Pepsi Bottling Group, Inc.	483,210
4,400		PepsiAmericas, Inc.	142,736
9,400		PepsiCo, Inc.	688,644
			4,486,629
		Biotechnology: 0.6%
600	@, L	Affymetrix, Inc.	15,222
10,100	@	Amgen, Inc.	571,357
1,000	@, L	Arqule, Inc.	7,130
3,500	@	Biogen Idec, Inc.	232,155
4,000	@, L	Celgene Corp.	285,240

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
400	@, L	Charles River Laboratories International, Inc.	$22,460
1,000	@, L	CryoLife, Inc.	9,450
1,200	@, L	Enzo Biochem, Inc.	13,620
1,800	@	Genzyme Corp.	111,528
300	@, L	Integra LifeSciences Holdings Corp.	14,574
1,300	@	Invitrogen Corp.	106,249
710	@, L	Lifecell Corp.	26,675
700	@, L	Martek Biosciences Corp.	20,321
8,900	@, L	Millennium Pharmaceuticals, Inc.	90,335
1,500	@, L	PDL BioPharma, Inc.	32,415
1,800	@, L	Regeneron Pharmaceuticals, Inc.	32,040
1,200	@, L	Savient Pharmaceuticals, Inc.	17,460
1,900	@	Vertex Pharmaceuticals, Inc.	72,979
			1,681,210
		Building Materials: 0.2%
800		Apogee Enterprises, Inc.	20,752
700	@, L	Drew Industries, Inc.	28,476
900	L	Florida Rock Industries, Inc.	56,241
400		Gibraltar Industries, Inc.	7,400
13,927	@@	Italcementi S.p.A.	308,333
1,900	L	Lennox International, Inc.	64,220
500	L	Martin Marietta Materials, Inc.	66,775
500	@, L	NCI Building Systems, Inc.	21,605
1,100		Simpson Manufacturing Co., Inc.	35,035
600	L	Texas Industries, Inc.	47,100
700	L	Universal Forest Products, Inc.	20,930
			676,867
		Chemicals: 1.5%
800		Air Products & Chemicals, Inc.	78,208
1,000		Airgas, Inc.	51,630
300	L	Albemarle Corp.	13,260
400		Arch Chemicals, Inc.	18,752
3,000	L	Cabot Corp.	106,590
44,241	@@	Croda International	576,369
300		Cytec Industries, Inc.	20,517
5,200		Dow Chemical Co.	223,912
1,800	L	Ecolab, Inc.	84,960
1,500		EI DuPont de Nemours & Co.	74,340
600		Ferro Corp.	11,988
800		FMC Corp.	41,616
700	L	Georgia Gulf Corp.	9,730
2,000	L	HB Fuller Co.	59,360
2,000		Lubrizol Corp.	130,120
4,900		Lyondell Chemical Co.	227,115
800		Minerals Technologies, Inc.	53,600
12,800		Monsanto Co.	1,097,472
5,000	L	Olin Corp.	111,900
600	@	OM Group, Inc.	31,686
200		Penford Corp.	7,540
2,800	@, L	PolyOne Corp.	20,916
1,600		PPG Industries, Inc.	120,880
900		Praxair, Inc.	75,384
300		Quaker Chemical Corp.	7,056
300	L	Schulman A, Inc.	5,919
900	L	Sensient Technologies Corp.	25,983
8,800		Sigma-Aldrich Corp.	428,912
88,000	@@	Sumitomo Chemical Co., Ltd.	751,412
1,400	L	Tronox, Inc.	12,642
400		Valspar Corp.	10,884
			4,490,653
		Coal: 0.0%
1,600		Arch Coal, Inc.	53,984
2,500	L	Massey Energy Co.	54,550
			108,534
		Commercial Services: 1.2%
800	L	Aaron Rents, Inc.	17,840
1,000		ABM Industries, Inc.	19,980
600	L	Administaff, Inc.	21,780
1,500	@	Alliance Data Systems Corp.	116,160
700	@, L	AMN Healthcare Services, Inc.	13,111
1,200	@, L	Apollo Group, Inc. - Class A	72,180
1,000	L	Arbitron, Inc.	45,340
200	@, L	Bankrate, Inc.	9,224
900	L	Bowne & Co., Inc.	14,994
36,841	@@	Brambles Ltd.	481,434
700	@, L	Bright Horizons Family Solutions, Inc.	29,988
1,700	@, L	Career Education Corp.	47,583
700	L	Chemed Corp.	43,512
1,500	@, W, L	ChoicePoint, Inc.	56,880
500	@	Coinstar, Inc.	16,085
100	@	Consolidated Graphics, Inc.	6,279
14,000	@	Convergys Corp.	243,040
1,300	@, L	Corinthian Colleges, Inc.	20,683
700		Corporate Executive Board Co.	51,968

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
260	L	CPI Corp.	$10,015
400	@	Cross Country Healthcare, Inc.	6,988
500	L	Deluxe Corp.	18,420
1,500	L	DeVry, Inc.	55,515
2,400	@	Gartner, Inc.	58,704
1,050	L	Healthcare Services Group	21,284
500	@, L	Heidrick & Struggles International, Inc.	18,225
900	@, L	ITT Educational Services, Inc.	109,521
600		Kelly Services, Inc.	11,886
300	@, L	Kendle International, Inc.	12,459
2,300	@, L	Korn/Ferry International	37,973
1,500	@, L	Labor Ready, Inc.	27,765
1,500	@, L	Live Nation, Inc.	31,875
2,400		Manpower, Inc.	154,440
600	L	MAXIMUS, Inc.	26,148
6,750		McKesson Corp.	396,833
600	@, L	Midas, Inc.	11,322
5,300	@, L	MPS Group, Inc.	59,095
1,400	@	Navigant Consulting, Inc.	17,724
600	@, L	On Assignment, Inc.	5,604
600	@	Parexel International Corp.	24,762
1,300	L	Pharmaceutical Product Development, Inc.	46,072
300	@, L	Pharmanet Development Group	8,709
500	@, L	Pre-Paid Legal Services, Inc.	27,730
1,700	@, L	Quanta Services, Inc.	44,965
2,200		Robert Half International, Inc.	65,692
900	L	Rollins, Inc.	24,021
2,100	L	Sotheby’s	100,359
2,600	@, L	Spherion Corp.	21,476
300		Strayer Education, Inc.	50,589
1,300	@, L	United Rentals, Inc.	41,821
300	@, L	Universal Technical Institute, Inc.	5,400
10,049	@@	USG People NV	286,261
2,600	@, L	Valassis Communications, Inc.	23,192
400	W	Viad Corp.	14,400
600	@, L	Volt Information Sciences, Inc.	10,584
1,200		Watson Wyatt Worldwide, Inc.	53,928
5,600		Western Union Co.	117,432
			3,387,250
		Computers: 4.0%
1,300	@	Affiliated Computer Services, Inc.	65,312
300	@	Ansoft Corp.	9,894
11,000	@	Apple, Inc.	1,688,940
935	@	CACI International, Inc.	47,769
3,400	@, L	Cadence Design Systems, Inc.	75,446
2,700	@	Ceridian Corp.	93,798
2,500	@, L	Ciber, Inc.	19,525
1,300	@	Cognizant Technology Solutions Corp.	103,701
7,300	@, L	Computer Sciences Corp.	408,070
74,200	@	Dell, Inc.	2,047,920
400	L	Diebold, Inc.	18,168
1,900	@, L	DST Systems, Inc.	163,039
19,200		Electronic Data Systems Corp.	419,328
19,700	@	EMC Corp.	409,760
800	L	Factset Research Systems, Inc.	54,840
34,650		Hewlett-Packard Co.	1,725,224
400	@, L	Hutchinson Technology, Inc.	9,840
500	L	Imation Corp.	12,265
19,900	L	International Business Machines Corp.	2,344,220
3,200	L	Jack Henry & Associates, Inc.	82,752
7,900	@	Lexmark International, Inc.	328,087
700	@, L	Manhattan Associates, Inc.	19,187
700	@	Mercury Computer Systems, Inc.	7,196
1,159	@, L	Micros Systems, Inc.	75,416
200	L	MTS Systems Corp.	8,320
13,200	@, L	Network Appliance, Inc.	355,212
1,600	@, L	Palm, Inc.	26,032
500	@	Radiant Systems, Inc.	7,915
900	@, L	Radisys Corp.	11,205
9,300	@, L	Sandisk Corp.	512,430
200	@	SI International, Inc.	5,714
2,800	@, L	SRA International, Inc.	78,624
600	@, L	Stratasys, Inc.	16,536
17,500	@	Sun Microsystems, Inc.	98,175
900	@	SYKES Enterprises, Inc.	14,949
600	@, L	Synaptics, Inc.	28,656
4,000	@	Synopsys, Inc.	108,320
5,200	@	Western Digital Corp.	131,664
			11,633,449
		Cosmetics/Personal Care: 1.3%
3,700	L	Alberto-Culver Co.	91,723
500	@, L	Chattem, Inc.	35,260
4,600		Colgate-Palmolive Co.	328,072
47,250		Procter & Gamble Co.	3,323,565
			3,778,620

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.3%
1,300	@, L	Brightpoint, Inc.	$19,513
1,100	L	Building Materials Holding Corp.	11,638
1,200	@	CDW Corp.	104,640
3,400	L	Fastenal Co.	154,394
2,200	@	Ingram Micro, Inc.	43,142
1,400	@, L	LKQ Corp.	48,734
600		Owens & Minor, Inc.	22,854
700	L	Pool Corp.	17,486
400	@, L	Scansource, Inc.	11,244
21,000	@@	Sumitomo Corp.	403,328
400	@	Tech Data Corp.	16,048
300	@	United Stationers, Inc.	16,656
700	L	Watsco, Inc.	32,501
			902,178
		Diversified: 0.0%
1,400	L	Colonial Properties Trust	48,020
400	L	Cousins Properties, Inc.	11,744
400		Entertainment Properties Trust	20,320
800		Lexington Corporate Properties Trust	16,008
400		PS Business Parks, Inc.	22,740
			118,832
		Diversified Financial Services: 3.8%
1,400		AG Edwards, Inc.	117,250
3,600		American Express Co.	213,732
2,200	@, L	AmeriCredit Corp.	38,676
3,900		Charles Schwab Corp.	84,240
44,700		Citigroup, Inc.	2,086,149
600		CME Group, Inc.	352,410
6,075	@	Discover Financial Services	126,360
800	L	Eaton Vance Corp.	31,968
1,600		Financial Federal Corp.	44,816
1,600		Freddie Mac	94,416
7,500		Goldman Sachs Group, Inc.	1,625,550
1,400	L	IndyMac Bancorp., Inc.	33,054
810	@	IntercontinentalExchange, Inc.	123,039
1,300	@, L	Investment Technology Group, Inc.	55,874
3,300	L	Jefferies Group, Inc.	91,839
56,300		JPMorgan Chase & Co.	2,579,666
135	@@	Kenedix, Inc.	233,969
2,800	@	LaBranche & Co., Inc.	13,104
4,400	L	Lehman Brothers Holdings, Inc.	271,612
9,950		Merrill Lynch & Co., Inc.	709,236
18,350		Morgan Stanley	1,156,050
1,500		Nuveen Investments, Inc.	92,910
700	@, L	Piper Jaffray Cos.	37,520
300	@, L	Portfolio Recovery Associates, Inc.	15,921
3,600		Raymond James Financial, Inc.	118,260
2,710	@@	SFCG Co., Ltd.	378,333
4,500		SLM Corp.	223,515
800	L	SWS Group, Inc.	14,152
600	@, L	TradeStation Group, Inc.	7,002
500		Waddell & Reed Financial, Inc.	13,515
200	@, L	World Acceptance, Corp.	6,616
			10,990,754
		Electric: 2.8%
400	L	Allete, Inc.	17,904
700	L	Alliant Energy Corp.	26,824
7,300	@	Aquila, Inc.	29,273
600	L	Avista Corp.	12,210
1,100	L	Black Hills Corp.	45,122
200	L	Central Vermont Public Service Corp.	7,308
400	L	Cleco Corp.	10,108
11,500		Constellation Energy Group, Inc.	986,585
3,900		Duke Energy Corp.	72,891
8,100	@, L	Dynegy, Inc. - Class A	74,844
21,800		Edison International	1,208,810
1,400	@, L	El Paso Electric Co.	32,382
3,000		Energy East Corp.	81,150
15,400		Entergy Corp.	1,667,666
3,900		Exelon Corp.	293,904
7,000		MDU Resources Group, Inc.	194,880
6,400		Northeast Utilities	182,848
1,400		NSTAR	48,734
3,400		OGE Energy Corp.	112,540
5,100		Pepco Holdings, Inc.	138,108
1,500		PPL Corp.	69,450
9,100		Public Service Enterprise Group, Inc.	800,709
2,200		Puget Energy, Inc.	53,834
6,100	@@	RWE AG	765,031
300	W	SCANA Corp.	11,622
20,037	@@	Scottish & Southern Energy PLC	618,447
4,500		Sierra Pacific Resources	70,785

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
5,200	L	TXU Corp.	$356,044
300	L	UIL Holdings Corp.	9,450
400	L	Unisource Energy Corp.	11,956
3,400	L	Westar Energy, Inc.	83,504
600		Wisconsin Energy Corp.	27,018
			8,121,941
		Electrical Components & Equipment: 0.3%
700	@	Advanced Energy Industries, Inc.	10,570
2,700	W	Ametek, Inc.	116,694
1,100	L	Belden Cdt, Inc.	51,601
500	@, L	Energizer Holdings, Inc.	55,425
700	@, L	Greatbatch, Inc.	18,613
700	@, L	Littelfuse, Inc.	24,983
1,400	@	Magnetek, Inc.	6,720
5,209	@@	Schneider Electric SA	657,728
600	L	Vicor Corp.	7,272
			949,606
		Electronics: 1.1%
2,800	@	Agilent Technologies, Inc.	103,264
3,400		Amphenol Corp.	135,184
300		Analogic Corp.	19,128
800	@	Arrow Electronics, Inc.	34,016
3,300	@	Avnet, Inc.	131,538
200		Bel Fuse, Inc.	6,932
1,900	@, L	Benchmark Electronics, Inc.	45,353
1,200		Brady Corp.	43,056
1,200	@, L	Checkpoint Systems, Inc.	31,668
1,040	@	Coherent, Inc.	33,363
1,800		CTS Corp.	23,220
700		Cubic Corp.	29,519
800	@, L	Cymer, Inc.	30,712
700	L	Daktronics, Inc.	19,054
500	@, L	Dionex Corp.	39,730
300	@, L	Electro Scientific Industries, Inc.	7,188
490	@, L	Faro Technologies, Inc.	21,634
800	@, L	FEI Co.	25,144
1,600	@, L	Flir Systems, Inc.	88,624
4,300		Gentex Corp.	92,192
800	@, L	Itron, Inc.	74,456
600		Keithley Instruments, Inc.	6,360
15,815	@@	Koninklijke Philips Electronics NV	711,664
400	@	LoJack Corp.	7,584
1,500		Methode Electronics, Inc.	22,575
1,500	L	National Instruments Corp.	51,495
500	@, L	Newport Corp.	7,615
6,200	@@	Nidec Corp.	432,232
400		Park Electrochemical Corp.	13,432
900	@, L	Photon Dynamics, Inc.	8,145
1,000	@, L	Planar Systems, Inc.	6,710
900	@, L	Plexus Corp.	24,660
500	@	Rogers Corp.	20,595
600	@, L	Sonic Solutions, Inc.	6,282
1,000		Technitrol, Inc.	26,950
1,400	@	Thermo Electron Corp.	80,808
2,400	@	Thomas & Betts Corp.	140,736
2,840	@, L	Trimble Navigation Ltd.	111,356
1,400	@, L	TTM Technologies, Inc.	16,198
5,700		Tyco Electronics Ltd.	201,951
1,000	@	Varian, Inc.	63,610
3,100	@	Vishay Intertechnology, Inc.	40,393
600	L	Watts Water Technologies, Inc.	18,420
700	L	Woodward Governor Co.	43,680
900	L	X-Rite, Inc.	12,996
			3,111,422
		Energy — Alternate Sources: 0.0%
1,300	@, L	Headwaters, Inc.	19,344
			19,344
		Engineering & Construction: 0.2%
1,600	@	Dycom Industries, Inc.	49,008
2,100	@	EMCOR Group, Inc.	65,856
1,300		Granite Construction, Inc.	68,926
500	@, L	Insituform Technologies, Inc.	7,615
2,100	@, L	Jacobs Engineering Group, Inc.	158,718
3,600	@, L	KBR, Inc.	139,572
1,900	@	Shaw Group, Inc.	110,390
1,470	@, L	URS Corp.	82,982
			683,067
		Entertainment: 0.1%
2,100		International Game Technology	90,510
1,200	@, L	Macrovision Corp.	29,556
1,200	@, L	Pinnacle Entertainment, Inc.	32,676
1,500	@, L	Scientific Games Corp.	56,400
1,200	@, L	Shuffle Master, Inc.	17,940
			227,082

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.1%
1,000	L	Mine Safety Appliances Co.	$47,110
1,300	@	Stericycle, Inc.	74,308
1,100	@, L	Tetra Tech, Inc.	23,232
2,150	@	Waste Connections, Inc.	68,284
2,700		Waste Management, Inc.	101,898
			314,832
		Food: 1.6%
348,000	@@	China Yurun Food Group Ltd.	499,964
1,975		Corn Products International, Inc.	90,593
1,550	L	Flowers Foods, Inc.	33,790
21,229		General Mills, Inc.	1,231,494
400	@, L	Great Atlantic & Pacific Tea Co.	12,184
1,000	@, L	Hain Celestial Group, Inc.	32,130
5,700		HJ Heinz Co.	263,340
649		Hormel Foods Corp.	23,221
6,100		Kraft Foods, Inc.	210,511
600		Lance, Inc.	13,812
400	L	Nash Finch Co.	15,932
2,649	@@	Nestle SA	1,187,522
500	@, L	Performance Food Group Co.	15,065
800	@, L	Ralcorp Holdings, Inc.	44,656
3,400	L	Ruddick Corp.	114,036
600		Sanderson Farms, Inc.	25,002
1,900	@, L	Smithfield Foods, Inc.	59,850
500	L	Spartan Stores, Inc.	11,265
41,680	@@	Tate & Lyle PLC	342,116
1,100	@, L	TreeHouse Foods, Inc.	29,755
900	@, L	United Natural Foods, Inc.	24,498
3,645	@@	Wimm-Bill-Dann Foods OJSC ADR	398,544
			4,679,280
		Forest Products & Paper: 0.3%
2,900	L	Bowater, Inc.	43,268
1,900	@	Buckeye Technologies, Inc.	28,766
100		Deltic Timber Corp.	5,692
500	L	Louisiana-Pacific Corp.	8,485
700	L	Neenah Paper, Inc.	23,163
400		Potlatch Corp.	18,012
1,400	L	Rock-Tenn Co.	40,460
300		Schweitzer-Mauduit International, Inc.	6,990
23,396	@, @@	Smurfit Kappa PLC	541,512
1,300	L	Wausau Paper Corp.	14,495
			730,843
		Gas: 0.3%
800		Atmos Energy Corp.	22,656
2,510	L	Energen Corp.	143,371
700		New Jersey Resources Corp.	34,713
1,700	L	Northwest Natural Gas Co.	77,690
2,100	L	Piedmont Natural Gas Co.	52,689
200		South Jersey Industries, Inc.	6,960
3,000		Southern Union Co.	93,330
1,100	L	Southwest Gas Corp.	31,119
3,340		UGI Corp.	86,773
1,200		Vectren Corp.	32,748
4,700		WGL Holdings, Inc.	159,283
			741,332
		Hand/Machine Tools: 0.3%
1,000		Baldor Electric Co.	39,950
5,000		Black & Decker Corp.	416,500
400		Lincoln Electric Holdings, Inc.	31,044
500		Regal-Beloit Corp.	23,945
5,900		Snap-On, Inc.	292,286
			803,725
		Health Care: 0.0%
1,300		LTC Properties, Inc.	30,771
1,200	L	Medical Properties Trust, Inc.	15,984
1,700		Senior Housing Properties Trust	37,502
			84,257
		Healthcare — Products: 2.3%
1,900	@, L	Advanced Medical Optics, Inc.	58,121
1,300	@, L	American Medical Systems Holdings, Inc.	22,035
600	@, L	Arthrocare Corp.	33,534
5,500		Baxter International, Inc.	309,540
700	L	Beckman Coulter, Inc.	51,632
1,000		Becton Dickinson & Co.	82,050
1,200	@, L	Biolase Technology, Inc.	8,208
200	@	Conmed Corp.	5,598
1,100	L	Cooper Cos., Inc.	57,662
1,700		CR Bard, Inc.	149,923
400	@, L	Cyberonics	5,576
2,100	@	Cytyc Corp.	100,065
5,616		Densply International, Inc.	233,850
600	@, L	DJO, Inc.	29,460
1,900	@, L	Edwards Lifesciences Corp.	93,689

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
1,300	@	Gen-Probe, Inc.	$86,554
700	@	Haemonetics Corp.	34,594
2,800	@	Henry Schein, Inc.	170,352
600		Hillenbrand Industries, Inc.	33,012
1,340	@, L	Hologic, Inc.	81,740
500	@, L	ICU Medical, Inc.	19,375
757	@, L	Idexx Laboratories, Inc.	82,960
1,500	@	Immucor, Inc.	53,625
700	@, L	Intuitive Surgical, Inc.	161,000
300		Invacare Corp.	7,014
50,300		Johnson & Johnson	3,304,710
200	@	Kensey Nash Corp.	5,222
890	@, L	Kyphon, Inc.	62,300
500	L	LCA-Vision, Inc.	14,695
8,600		Medtronic, Inc.	485,126
1,100		Mentor Corp.	50,655
700		Meridian Bioscience, Inc.	21,224
900	@	Osteotech, Inc.	6,768
400	@, L	Palomar Medical Technologies, Inc.	11,396
500	L	PolyMedica Corp.	26,260
700	@, L	Possis Medical, Inc.	9,485
1,900	@, L	PSS World Medical, Inc.	36,347
1,000	@, L	Resmed, Inc.	42,870
1,686	@	Respironics, Inc.	80,979
2,400	@	St. Jude Medical, Inc.	105,768
1,600		Stryker Corp.	110,016
500	@, L	SurModics, Inc.	24,505
500	@	Symmetry Medical, Inc.	8,350
1,800	@	Techne Corp.	113,544
1,700	@, L	Varian Medical Systems, Inc.	71,213
600	@, L	Ventana Medical Systems	51,546
			6,614,148
		Healthcare — Services: 1.4%
4,100		Aetna, Inc.	222,507
500	@, L	Amedisys, Inc.	19,210
1,500	@, L	AMERIGROUP Corp.	51,720
800	@, L	Amsurg Corp.	18,456
500	@	Apria Healthcare Group, Inc.	13,005
1,400	@, L	Centene Corp.	30,114
1,300	@, W, L	Covance, Inc.	101,270
10,750	@	Coventry Health Care, Inc.	668,758
12,700	@@	Fresenius Medical Care AG & Co. KGaA	674,671
700	@, L	Gentiva Health Services, Inc.	13,447
2,400	L	Health Management Associates, Inc.	16,656
3,000	@	Health Net, Inc.	162,150
1,000	@, L	Healthways, Inc.	53,970
3,800	@	Humana, Inc.	265,544
1,700	@	Lincare Holdings, Inc.	62,305
600	@, L	Matria Healthcare, Inc.	15,696
300	@	Medcath Corp.	8,238
600	@, L	Odyssey HealthCare, Inc.	5,766
1,240	@	Pediatrix Medical Group, Inc.	81,121
600	@, L	Psychiatric Solutions, Inc.	23,568
300	@, L	Res-Care, Inc.	6,852
1,400	@	Sierra Health Services, Inc.	59,066
800	@, L	Sunrise Senior Living, Inc.	28,296
19,300		UnitedHealth Group, Inc.	934,699
900	@	WellCare Health Plans, Inc.	94,887
6,000	@	WellPoint, Inc.	473,520
			4,105,492
		Holding Companies — Diversified: 0.2%
3,934	@@	LVMH Moet Hennessy Louis Vuitton SA	470,928
			470,928
		Home Builders: 0.3%
2,300	@, L	Champion Enterprises, Inc.	25,254
1,000	@, L	Fleetwood Enterprises, Inc.	8,550
115,500	@, @@	Haseko Corp.	275,142
1,800	@, L	Hovnanian Enterprises, Inc.	19,962
7,800	L	KB Home	195,468
1,500		M/I Homes, Inc.	20,835
2,100	L	MDC Holdings, Inc.	85,974
900	@, L	Meritage Homes Corp.	12,708
100	@, L	NVR, Inc.	47,025
500		Ryland Group, Inc.	10,715
400		Skyline Corp.	12,032
1,800	L	Standard-Pacific Corp.	9,882
1,372		Thor Industries, Inc.	61,726
2,100	@, L	Toll Brothers, Inc.	41,979
1,000	L	Winnebago Industries	23,880
			851,132
		Home Furnishings: 0.2%
800	@	Audiovox Corp.	8,232
1,100		Ethan Allen Interiors, Inc.	35,959
800		Harman International Industries, Inc.	69,216

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
700	L	La-Z-Boy, Inc.	$5,166
21,000	@@	Matsushita Electric Industrial Co., Ltd.	390,116
200	@, L	Universal Electronics, Inc.	6,500
			515,189
		Hotels: 0.1%
4,000	L	Hospitality Properties Trust	162,600
			162,600
		Household Products/Wares: 0.4%
3,100		American Greetings Corp.	81,840
1,000	L	Blyth, Inc.	20,450
1,400	@, L	Central Garden and Pet Co.	12,572
1,200	@, L	Fossil, Inc.	44,832
9,200	@@	Henkel KGaA - Vorzug	472,100
4,700		Kimberly-Clark Corp.	330,222
1,300	@	Playtex Products, Inc.	23,764
300		Scotts Miracle-Gro Co.	12,825
2,481	@, L	Spectrum Brands, Inc.	14,390
2,000		Tupperware Corp.	62,980
			1,075,975
		Housewares: 0.0%
900		Toro Co.	52,947
			52,947
		Insurance: 4.6%
8,200	@@	ACE Ltd.	496,674
17,400		Allstate Corp.	995,106
5,032	L	American Financial Group, Inc.	143,513
44,800		American International Group, Inc.	3,030,720
3,600		Arthur J Gallagher & Co.	104,292
3,800	L	Brown & Brown, Inc.	99,940
16,600		Chubb Corp.	890,424
4,900		Cigna Corp.	261,121
1,700	L	Commerce Group, Inc.	50,099
1,700		Delphi Financial Group	68,714
2,300	@@	Everest Re Group Ltd.	253,552
2,100	L	Fidelity National Title Group, Inc.	36,708
800		First American Corp.	29,296
19,400		Genworth Financial, Inc.	596,162
1,800	L	Hanover Insurance Group, Inc.	79,542
8,131		Hartford Financial Services Group, Inc.	752,524
3,900		HCC Insurance Holdings, Inc.	111,696
800		Hilb Rogal & Hobbs Co.	34,664
1,100		Horace Mann Educators Corp.	21,681
200		Infinity Property & Casualty Corp.	8,044
605	L	Landamerica Financial Group, Inc.	23,583
255,561	@@	Legal & General Group PLC	697,361
1,800		Mercury General Corp.	97,074
17,600	L	Metlife, Inc.	1,227,248
1,775	@	Philadelphia Consolidated Holding Co.	73,379
1,000		Presidential Life Corp.	16,960
1,400	@, L	ProAssurance Corp.	75,418
2,800		Protective Life Corp.	118,832
11,828		Prudential Financial, Inc.	1,154,176
600	L	Radian Group, Inc.	13,968
800		RLI Corp.	45,376
600	L	Safety Insurance Group, Inc.	21,564
2,430		Selective Insurance Group	51,710
1,400		Stancorp Financial Group, Inc.	69,314
200		Stewart Information Services Corp.	6,854
300	L	Tower Group, Inc.	7,854
14,500		Travelers Cos., Inc.	729,930
400	@, L	Triad Guaranty, Inc.	7,588
500	L	United Fire & Casualty Co.	19,545
1,800	L	Unitrin, Inc.	89,262
5,285		WR Berkley Corp.	156,595
1,200	L	Zenith National Insurance Corp.	53,868
2,120	@@	Zurich Financial Services AG	635,522
			13,457,453
		Internet: 1.2%
5,400	@, L	Amazon.com, Inc.	503,010
700	@	Authorize.Net Holdings, Inc.	12,341
600	@	Avocent Corp.	17,472
400	@, L	Blue Coat Systems, Inc.	31,504
500	@	Blue Nile, Inc.	47,060
1,600	@, L	Checkfree Corp.	74,464
600	@, L	Cybersource Corp.	7,014
800	@, L	Digital River, Inc.	35,800
10,300	@	eBay, Inc.	401,906
400	@	F5 Networks, Inc.	14,876
2,200	@	Google, Inc. - Class A	1,247,994
7,100	@, L	IAC/InterActiveCorp.	210,657
1,100	@, L	Infospace, Inc.	19,316
1,200	@, L	j2 Global Communications, Inc.	39,276
650	@, L	Knot, Inc.	13,819
3,580	@	McAfee, Inc.	124,835

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
2,300	@	Napster, Inc.	$7,521
1,100	@, L	NetFlix, Inc.	22,792
900	@	PC-Tel, Inc.	6,831
690	@, L	Perficient, Inc.	15,090
1,700	@	Secure Computing Corp.	16,541
600	@, L	Stamps.com, Inc.	7,182
19,200	@, L	Symantec Corp.	372,096
1,800	L	United Online, Inc.	27,018
2,000	@, L	Valueclick, Inc.	44,920
1,100	@, L	Websense, Inc.	21,703
			3,343,038
		Iron/Steel: 0.6%
700		Allegheny Technologies, Inc.	76,965
330	L	Carpenter Technology Corp.	42,903
790	L	Cleveland-Cliffs, Inc.	69,496
600	@	Material Sciences Corp.	6,372
8,700		Nucor Corp.	517,389
1,100		Reliance Steel & Aluminum Co.	62,194
600	L	Ryerson, Inc.	20,244
1,200		Steel Dynamics, Inc.	56,040
103,000	@@	Sumitomo Metal Industries Ltd.	597,105
3,100		United States Steel Corp.	328,414
			1,777,122
		Leisure Time: 0.2%
2,200		Callaway Golf Co.	35,222
600	@, L	Life Time Fitness, Inc.	36,804
700	L	Nautilus, Inc.	5,579
1,025	L	Polaris Industries, Inc.	44,711
67,727	@, @@	TUI Travel PLC	349,194
1,100	@, L	WMS Industries, Inc.	36,410
			507,920
		Lodging: 0.2%
500		Boyd Gaming Corp.	21,425
2,400		Harrah’s Entertainment, Inc.	208,632
4,500		Hilton Hotels Corp.	209,205
300		Marcus Corp.	5,760
300	@, L	Monarch Casino & Resort, Inc.	8,535
			453,557
		Machinery — Construction & Mining: 0.6%
500	@, L	Astec Industries, Inc.	28,725
27,916	@@	Atlas Copco AB - Class B	444,817
4,900		Caterpillar, Inc.	384,307
18,200	@@	Hitachi Construction Machinery Co., Ltd.	722,944
2,750		Joy Global, Inc.	139,865
1,000	@	Terex Corp.	89,020
			1,809,678
		Machinery — Diversified: 0.8%
2,700	@, L	AGCO Corp.	137,079
400	L	Albany International Corp.	14,996
1,200		Applied Industrial Technologies, Inc.	36,996
1,300	L	Briggs & Stratton Corp.	32,734
300		Cascade Corp.	19,551
1,300		Cognex Corp.	23,088
10,100		Cummins, Inc.	1,291,689
600		Deere & Co.	89,052
700		Flowserve Corp.	53,326
1,300	@	Gardner Denver, Inc.	50,700
300		Graco, Inc.	11,733
1,500		IDEX Corp.	54,585
400	@, L	Intevac, Inc.	6,080
300	L	Lindsay Manufacturing Co.	13,134
3,060		Manitowoc Co., Inc.	135,497
1,700	L	Nordson Corp.	85,357
400	L	Robbins & Myers, Inc.	22,916
1,100		Rockwell Automation, Inc.	76,461
800	@, L	Zebra Technologies Corp.	29,192
			2,184,166
		Media: 1.2%
6,400		Clear Channel Communications, Inc.	239,616
1,000		John Wiley & Sons, Inc.	44,930
3,900		McGraw-Hill Cos., Inc.	198,549
13,100		News Corp. - Class A	288,069
1,800	@, W, L	Radio One, Inc.	6,714
23,600		Time Warner, Inc.	433,296
3,100	@	Viacom - Class B	120,807
16,567	@@	Vivendi	700,054
42,200		Walt Disney Co.	1,451,258
100		Washington Post	80,280
			3,563,573
		Metal Fabricate/Hardware: 0.1%
580	L	AM Castle & Co.	18,908
3,800		Commercial Metals Co.	120,270
600	L	Kaydon Corp.	31,194
200		Lawson Products	6,962

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware (continued)
1,300	L	Mueller Industries, Inc.	$46,982
500		Precision Castparts Corp.	73,990
1,142	L	Quanex Corp.	53,651
1,000		Timken Co.	37,150
400		Valmont Industries, Inc.	33,940
500	L	Worthington Industries	11,780
			434,827
		Mining: 0.7%
500	L	Amcol International Corp.	16,545
26,983	@@	BHP Billiton Ltd.	1,053,638
600	@, L	Brush Engineered Materials, Inc.	31,134
600	@, L	Century Aluminum Co.	31,590
8,000		Freeport-McMoRan Copper & Gold, Inc.	839,120
500	@	RTI International Metals, Inc.	39,630
			2,011,657
		Miscellaneous Manufacturing: 3.3%
5,200		3M Co.	486,616
1,370	L	Acuity Brands, Inc.	69,158
620	L	AO Smith Corp.	27,206
1,494		Aptargroup, Inc.	56,578
900	L	Barnes Group, Inc.	28,728
600	@, L	Ceradyne, Inc.	45,444
1,300		Clarcor, Inc.	44,473
3,100		Crane Co.	148,707
500	L	Donaldson Co., Inc.	20,880
19,800		Dover Corp.	1,008,810
6,200	L	Eastman Kodak Co.	165,912
8,600		Eaton Corp.	851,744
790	@, L	EnPro Industries, Inc.	32,074
58,650		General Electric Co.	2,428,110
800		Harsco Corp.	47,416
2,700		Honeywell International, Inc.	160,569
1,400		Illinois Tool Works, Inc.	83,496
4,400		ITT Corp.	298,892
33,000	@@	Konica Minolta Holdings, Inc.	557,155
800	@	Lydall, Inc.	7,424
400		Matthews International Corp. - Class A	17,520
600	L	Myers Industries, Inc.	11,892
7,900		Parker Hannifin Corp.	883,457
3,100	L	Pentair, Inc.	102,858
1,600		Roper Industries, Inc.	104,800
8,854	@@	Siemens AG	1,212,220
500		SPX Corp.	46,280
300	L	Standex International Corp.	6,204
1,000	@, L	Sturm Ruger & Co., Inc.	17,910
2,303		Teleflex, Inc.	179,450
500		Tredegar Corp.	8,625
500		Trinity Industries, Inc.	18,770
5,700	@@	Tyco International Ltd.	252,738
			9,432,116
		Office Furnishings: 0.0%
2,478	L	Herman Miller, Inc.	67,253
1,500	L	HNI, Corp.	54,000
1,100		Interface, Inc.	19,855
			141,108
		Office Property: 0.0%
500		Kilroy Realty Corp.	30,315
400		Mack-Cali Realty Corp.	16,440
			46,755
		Oil & Gas: 6.7%
1,500		Anadarko Petroleum Corp.	80,625
900	@	Atwood Oceanics, Inc.	68,904
650	@, L	Bill Barrett Corp.	25,617
2,200		Cabot Oil & Gas Corp.	77,352
34,402		Chevron Corp.	3,219,339
1,400	L	Cimarex Energy Co.	52,150
22,900		ConocoPhillips	2,009,933
1,400	@, L	Denbury Resources, Inc.	62,566
1,000		Devon Energy Corp.	83,200
1,300		ENSCO International, Inc.	72,930
18,200	@@	ERG S.p.A.	398,435
70,500		ExxonMobil Corp.	6,525,480
1,100	@, L	Forest Oil Corp.	47,344
2,600		Frontier Oil Corp.	108,264
4,380		Helmerich & Payne, Inc.	143,795
1,300		Hess Corp.	86,489
17,700		Marathon Oil Corp.	1,009,254
6,300		Murphy Oil Corp.	440,307
800	@, L	Newfield Exploration Co.	38,528
2,800		Noble Corp.	137,340
4,500		Noble Energy, Inc.	315,180
9,500		Occidental Petroleum Corp.	608,760
2,400	L	Patterson-UTI Energy, Inc.	54,168
400	L	Penn Virginia Corp.	17,592

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
6,616	@@, L	Petroleo Brasileiro SA ADR	$499,508
300	@, L	Petroleum Development Corp.	13,305
1,170	@, L	Pioneer Drilling Co.	14,251
1,500	@, L	Plains Exploration & Production Co.	66,330
1,100	L	Pogo Producing Co.	58,421
3,200	@, L	Pride International, Inc.	116,960
400	@, L	Quicksilver Resources, Inc.	18,820
20,577	@@	Royal Dutch Shell PLC - Class B	844,306
2,600	@	Southwestern Energy Co.	108,810
1,600	L	St. Mary Land & Exploration Co.	57,072
600	@	Stone Energy Corp.	24,006
700	@, L	Swift Energy Co.	28,644
10,200	@@	Total SA	826,536
2,200	@, L	Transocean, Inc.	248,710
700	@	Unit Corp.	33,880
9,500		Valero Energy Corp.	638,210
			19,281,321
		Oil & Gas Services: 1.5%
2,800	@, L	Cameron International Corp.	258,412
300	L	CARBO Ceramics, Inc.	15,219
600	@, L	Dril-Quip, Inc.	29,610
1,600	@, L	Exterran Holdings, Inc.	128,544
2,500	@	FMC Technologies, Inc.	144,150
3,700	@	Grant Prideco, Inc.	201,724
200		Gulf Island Fabrication, Inc.	7,678
23,069	L	Halliburton Co.	885,850
2,300	@, L	Helix Energy Solutions Group, Inc.	97,658
750	@, L	Hornbeck Offshore Services, Inc.	27,525
1,600	@, L	ION Geophysical Corp.	22,128
400	L	Lufkin Industries, Inc.	22,008
800	@, L	Matrix Service Co.	16,760
420	@, L	NATCO Group, Inc.	21,735
1,100	@	National Oilwell Varco, Inc.	158,950
1,600	@, L	Oceaneering International, Inc.	121,280
22,500	@, @@	Petroleum Geo-Services ASA	649,719
11,400		Schlumberger Ltd.	1,197,000
500	@, L	SEACOR Holdings, Inc.	47,550
1,000	@, L	Superior Energy Services	35,440
1,300	@, L	Tetra Technologies, Inc.	27,482
2,600	@, L	Weatherford International Ltd.	174,668
800	@, L	W-H Energy Services, Inc.	59,000
			4,350,090
		Packaging & Containers: 0.2%
900		Packaging Corp. of America	26,163
12,900	@	Pactiv Corp.	369,714
4,500		Sonoco Products Co.	135,810
			531,687
		Pharmaceuticals: 3.4%
1,200		Allergan, Inc.	77,364
700	L	Alpharma, Inc.	14,952
12,400		AmerisourceBergen Corp.	562,092
11,991	@@	AstraZeneca PLC	600,161
400	@, L	Bradley Pharmaceuticals, Inc.	7,280
26,600		Bristol-Myers Squibb Co.	766,612
2,100		Cardinal Health, Inc.	131,313
1,600	@, L	Cephalon, Inc.	116,896
6,500		Eli Lilly & Co.	370,045
3,200	@	Endo Pharmaceuticals Holdings, Inc.	99,232
9,300	@	Forest Laboratories, Inc.	346,797
8,400	@	Gilead Sciences, Inc.	343,308
33,400	@@	GlaxoSmithKline PLC	885,870
700	@, L	HealthExtras, Inc.	19,481
1,300	@	Medco Health Solutions, Inc.	117,507
2,000		Medicis Pharmaceutical Corp.	61,020
21,600		Merck & Co., Inc.	1,116,504
1,800	@, L	MGI Pharma, Inc.	50,004
1,600	@	NBTY, Inc.	64,960
600	@, L	Noven Pharmaceuticals, Inc.	9,558
4,733	@@	Omega Pharma SA	414,769
1,600		Omnicare, Inc.	53,008
400	@, L	PetMed Express, Inc.	5,604
600	@, L	PharMerica Corp.	8,952
4,380	@@	Roche Holding AG	793,096
82,700		Schering-Plough Corp.	2,615,801
900	@, L	Sciele Pharma, Inc.	23,418
2,400	@, L	Sepracor, Inc.	66,000
1,980	@	Theragenics Corp.	8,890
400	@, L	USANA Health Sciences, Inc.	17,500
700	@, L	Valeant Pharmaceuticals International	10,836
1,900	@, L	VCA Antech, Inc.	79,325
2,000	@, L	Viropharma, Inc.	17,800
			9,875,955
		Pipelines: 0.2%
1,400		Equitable Resources, Inc.	72,618

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pipelines (continued)
2,200		National Fuel Gas Co.	$102,982
4,200	L	Oneok, Inc.	199,080
2,300	L	Williams Cos., Inc.	78,338
			453,018
		Real Estate: 0.3%
30,000	@@	Cheung Kong Holdings Ltd.	493,905
710	L	Jones Lang LaSalle, Inc.	72,960
15,000	@@	Mitsui Fudosan Co., Ltd.	414,166
			981,031
		Regional Malls: 0.1%
1,700	L	Macerich Co.	148,886
			148,886
		Retail: 4.1%
900	@, L	99 Cents Only Stores	9,243
600		Advance Auto Parts, Inc.	20,136
2,900	@, L	Aeropostale, Inc.	55,274
5,210		American Eagle Outfitters	137,075
900	@, L	AnnTaylor Stores Corp.	28,503
1,400	L	Applebees International, Inc.	34,832
3,000	@	Autozone, Inc.	348,420
300		Barnes & Noble, Inc.	10,578
4,500		Best Buy Co., Inc.	207,090
500	L	Big 5 Sporting Goods Corp.	9,350
11,100	@, L	Big Lots, Inc.	331,224
300	@	BJ’s Wholesale Club, Inc.	9,948
1,200		Brinker International, Inc.	32,928
1,125		Brown Shoe Co., Inc.	21,825
930	@, L	Cabela’s, Inc.	21,995
400	@	California Pizza Kitchen, Inc.	7,028
3,200	@, L	Carmax, Inc.	65,056
1,100		Casey’s General Stores, Inc.	30,470
800	L	Cash America International, Inc.	30,080
1,200	L	Cato Corp.	24,528
300		CBRL Group, Inc.	12,240
1,000	@, L	CEC Entertainment, Inc.	26,870
500	@, L	Charlotte Russe Holding, Inc.	7,320
400	@, L	Cheesecake Factory	9,388
2,800	@, L	Chico’s FAS, Inc.	39,340
700	@, L	Childrens Place Retail Stores, Inc.	16,996
2,000	L	Christopher & Banks Corp.	24,240
1,200	L	CKE Restaurants, Inc.	19,452
600	@, L	Coldwater Creek, Inc.	6,516
700	@	Copart, Inc.	24,073
15,900		Costco Wholesale Corp.	975,783
12,200		CVS Caremark Corp.	483,486
1,100	@, L	Dick’s Sporting Goods, Inc.	73,865
3,300	@	Dollar Tree Stores, Inc.	133,782
19,200	@@	Don Quijote Co., Ltd.	394,898
1,180	@, L	Dress Barn, Inc.	20,072
12,500	L	Family Dollar Stores, Inc.	332,000
2,400	L	Finish Line	10,416
300	@, L	First Cash Financial Services, Inc.	7,026
700		Foot Locker, Inc.	10,731
500	L	Fred’s, Inc.	5,265
3,600	@	GameStop Corp.	202,860
600	@, L	Genesco, Inc.	27,678
200	L	Group 1 Automotive, Inc.	6,714
720	@, L	Guitar Center, Inc.	42,696
800	@, L	Hibbett Sporting Goods, Inc.	19,840
16,400	L	Home Depot, Inc.	532,016
1,800	@, L	HOT Topic, Inc.	13,428
500	L	IHOP Corp.	31,665
1,100	@, L	Insight Enterprises, Inc.	28,391
900	@	Jack in the Box, Inc.	58,356
8,200		JC Penney Co., Inc.	519,634
800	@, L	Jo-Ann Stores, Inc.	16,880
700	@, L	JOS A Bank Clothiers, Inc.	23,394
500	L	Longs Drug Stores Corp.	24,835
11,400		Lowe’s Cos., Inc.	319,428
500	@, L	MarineMax, Inc.	7,280
25,200		McDonald’s Corp.	1,372,644
1,547	L	Men’s Wearhouse, Inc.	78,154
200		Movado Group, Inc.	6,384
1,900		MSC Industrial Direct Co.	96,121
1,500	L	Nordstrom, Inc.	70,335
1,100	@, L	O’Reilly Automotive, Inc.	36,751
880	@, L	Panera Bread Co.	35,904
300	@, L	Papa John’s International, Inc.	7,332
1,000		PEP Boys-Manny Moe & Jack	14,030
1,700	L	Petsmart, Inc.	54,230
1,100	@, L	PF Chang’s China Bistro, Inc.	32,560
17,673	@@	Punch Taverns PLC	354,909
9,400	L	RadioShack Corp.	194,204
720	@	Rare Hospitality International, Inc.	27,439

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
400	@, L	Red Robin Gourmet Burgers, Inc.	$17,160
3,000	L	Regis Corp.	95,730
2,100		Ross Stores, Inc.	53,844
1,500	@, L	Saks, Inc.	25,725
600	@, L	School Specialty, Inc.	20,778
1,230	@, L	Select Comfort Corp.	17,159
19,500	@@	Seven & I Holdings Co., Ltd.	499,690
2,417	@, L	Sonic Corp.	56,558
600	L	Stage Stores, Inc.	10,938
3,900	@	Starbucks Corp.	102,180
700	L	Stein Mart, Inc.	5,327
7,000		Target Corp.	444,990
1,300	@, L	Texas Roadhouse, Inc.	15,210
21,800		TJX Cos., Inc.	633,726
700	@, L	Tractor Supply Co.	32,263
1,800	L	Triarc Cos.	22,518
1,175	@, L	Tween Brands, Inc.	38,587
1,300	@	Urban Outfitters, Inc.	28,340
4,700		Walgreen Co.	222,028
19,700		Wal-Mart Stores, Inc.	859,905
9,000		Wendy’s International, Inc.	314,190
800	L	Williams-Sonoma, Inc.	26,096
700	L	World Fuel Services Corp.	28,567
1,300	@, L	Zale Corp.	30,082
510	@, L	Zumiez, Inc.	22,629
			11,949,654
		Savings & Loans: 0.7%
3,600	L	Astoria Financial Corp.	95,508
3,400		BankAtlantic Bancorp., Inc.	29,478
2,032	L	Bankunited Financial Corp.	31,577
100	L	Downey Financial Corp.	5,780
2,800	L	First Niagara Financial Group, Inc.	39,620
800	@, L	FirstFed Financial Corp.	39,640
600	L	Flagstar Bancorp., Inc.	5,838
47,000		Hudson City Bancorp., Inc.	722,860
5,100	L	New York Community Bancorp., Inc.	97,155
1,300		Washington Federal, Inc.	34,138
25,100	L	Washington Mutual, Inc.	886,281
			1,987,875
		Semiconductors: 1.8%
2,000	@	Actel Corp.	21,460
1,600	@	AMIS Holdings, Inc.	15,536
9,200		Applied Materials, Inc.	190,440
500	@	ATMI, Inc.	14,875
1,300	@, L	Axcelis Technologies, Inc.	6,643
2,100	@	Brooks Automation, Inc.	29,904
400	@, L	Cabot Microelectronics Corp.	17,100
500		Cohu, Inc.	9,375
1,100	@, L	Cree, Inc.	34,210
1,800	@, L	Cypress Semiconductor Corp.	52,578
700	@, L	Diodes, Inc.	22,470
1,000	@, L	DSP Group, Inc.	15,830
6,600	@, @@	Elpida Memory, Inc.	240,828
1,200	@, L	Exar Corp.	15,672
3,700	@	Fairchild Semiconductor International, Inc.	69,116
700	@	Integrated Device Technology, Inc.	10,836
64,800		Intel Corp.	1,675,728
1,400	@, L	International Rectifier Corp.	46,186
3,600		Intersil Corp.	120,348
2,100	@, L	Kulicke & Soffa Industries, Inc.	17,808
2,990	@, L	Lam Research Corp.	159,247
1,300	@	MEMC Electronic Materials, Inc.	76,518
2,200	L	Micrel, Inc.	23,760
1,800	@, L	Microsemi Corp.	50,184
600	@, L	MKS Instruments, Inc.	11,412
6,200	L	National Semiconductor Corp.	168,144
12,350	@	Nvidia Corp.	447,564
1,140	@	Pericom Semiconductor Corp.	13,361
800	@, L	Photronics, Inc.	9,128
3,500	@, L	Semtech Corp.	71,680
700	@, L	Silicon Laboratories, Inc.	29,232
4,400	@, L	Skyworks Solutions, Inc.	39,776
500	@	Standard Microsystems Corp.	19,210
200	@, L	Supertex, Inc.	7,976
28,009	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	283,451
19,300	@, L	Teradyne, Inc.	266,340
9,300		Texas Instruments, Inc.	340,287
6,500	@@	Tokyo Electron Ltd.	409,987
400	@, L	Ultratech, Inc.	5,544
2,127	@, L	Varian Semiconductor Equipment Associates, Inc.	113,837
			5,173,581
		Shopping Centers: 0.0%
1,000		Inland Real Estate Corp.	15,490
900	L	Regency Centers Corp.	69,075

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Shopping Centers (continued)
500	L	Tanger Factory Outlet Centers, Inc.	$20,295
			104,860
		Single Tenant: 0.0%
900	L	National Retail Properties, Inc.	21,942
			21,942
		Software: 2.3%
5,000	@	Activision, Inc.	107,950
1,400	L	Acxiom Corp.	27,706
4,500	@, L	Adobe Systems, Inc.	196,470
200	@, L	Advent Software, Inc.	9,394
1,300	@, L	Allscripts Healthcare Solutions, Inc.	35,139
1,910	@, L	Ansys, Inc.	65,265
7,500	@	Autodesk, Inc.	374,775
900	@, L	Avid Technology, Inc.	24,372
1,000	L	Blackbaud, Inc.	25,240
13,000	@	BMC Software, Inc.	405,990
4,300	L	Broadridge Financial Solutions ADR	81,485
25,200		CA, Inc.	648,144
2,800	@	Captaris, Inc.	14,812
1,100	@, L	Cerner Corp.	65,791
2,000	@	Citrix Systems, Inc.	80,640
900	@, L	Concur Technologies, Inc.	28,368
900	@, L	CSG Systems International	19,125
1,000	@	Digi International, Inc.	14,240
692		Dun & Bradstreet Corp.	68,238
500	@	Epicor Software Corp.	6,885
800	L	Fair Isaac Corp.	28,888
700		Global Payments, Inc.	30,954
2,400	@, L	Informatica Corp.	37,680
800	@	JDA Software Group, Inc.	16,528
600	@, L	Mantech International Corp.	21,588
79,450		Microsoft Corp.	2,340,597
1,200		MoneyGram International, Inc.	27,108
16,500	@, L	Novell, Inc.	126,060
1,000	@, L	Omnicell, Inc.	28,540
35,900	@	Oracle Corp.	777,235
1,190	@, L	Phase Forward, Inc.	23,812
600	@, L	Phoenix Technologies Ltd.	6,426
1,100	@, L	Progress Software Corp.	33,330
200	L	Quality Systems, Inc.	7,326
900	@, L	Smith Micro Software, Inc.	14,454
600	@, L	SPSS, Inc.	24,684
3,900	@, L	Sybase, Inc.	90,207
1,400	@, L	Take-Two Interactive Software, Inc.	23,912
23,621	@, @@	Tele Atlas NV	683,969
1,100	@, L	THQ, Inc.	27,478
810	@, L	Tyler Technologies, Inc.	10,814
			6,681,619
		Storage: 0.0%
200		Sovran Self Storage, Inc.	9,168
			9,168
		Storage/Warehousing: 0.0%
400	@, L	Mobile Mini, Inc.	9,664
			9,664
		Telecommunications: 4.4%
6,900	@	3Com Corp.	34,086
2,100	@, L	Adaptec, Inc.	8,022
2,300	@, L	ADC Telecommunications, Inc.	45,103
500		Adtran, Inc.	11,515
39,644	@@	Alcatel SA	404,477
3,900		Alltel Corp.	271,752
3,000	@, L	Andrew Corp.	41,550
800	@, L	Anixter International, Inc.	65,960
2,900	@, L	Arris Group, Inc.	35,815
61,032		AT&T, Inc.	2,582,264
5,400	@, L	Avaya, Inc.	91,584
200		Black Box Corp.	8,552
1,000	@	C-COR, Inc.	11,490
10,100		CenturyTel, Inc.	466,822
12,100	@	Cincinnati Bell, Inc.	59,774
80,900	@	Cisco Systems, Inc.	2,678,599
1,000	@, L	CommScope, Inc.	50,240
700	@, L	Comtech Telecommunications	37,443
15,800		Corning, Inc.	389,470
1,400	@, L	Ditech Networks, Inc.	7,378
2,500		Embarq Corp.	139,000
600	@, L	General Communication, Inc.	7,284
1,500	@	Harmonic, Inc.	15,915
3,407		Harris Corp.	196,891
6,000	@, L	Juniper Networks, Inc.	219,660
900	@	Netgear, Inc.	27,378
800	@, L	Network Equipment Technologies, Inc.	11,600
2,300	@, L	NeuStar, Inc.	78,867
1,100	@, L	Novatel Wireless, Inc.	24,915

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
4,360	@@	Orascom Telecom GDR	$284,424
400	L	Plantronics, Inc.	11,420
1,100	@, L	Polycom, Inc.	29,546
21,400		Qualcomm, Inc.	904,364
18,600	@, L	Qwest Communications International, Inc.	170,376
7,400	@, L	RF Micro Devices, Inc.	49,802
36,288	@@	Royal KPN NV	628,856
11,400		Sprint Nextel Corp.	216,600
2,000	@	Symmetricom, Inc.	9,400
305,802	@@	Telecom Italia S.p.A. RNC	737,266
2,750		Telephone & Data Systems, Inc.	183,563
800	@	Tollgrade Communications, Inc.	8,096
23,000		Verizon Communications, Inc.	1,018,440
200	@	Viasat, Inc.	6,166
158,212	@@	Vodafone Group PLC	570,272
			12,851,997
		Textiles: 0.1%
500		G&K Services, Inc.	20,100
1,800	@, L	Mohawk Industries, Inc.	146,340
400	L	Unifirst Corp.	14,984
			181,424
		Toys/Games/Hobbies: 0.1%
800	@, L	Jakks Pacific, Inc.	21,368
7,700		Mattel, Inc.	180,642
200	@, L	RC2 Corp.	5,538
			207,548
		Transportation: 0.6%
300	L	Alexander & Baldwin, Inc.	15,039
400	L	Arkansas Best Corp.	13,064
300	@, L	Bristow Group, Inc.	13,113
1,500	L	CH Robinson Worldwide, Inc.	81,435
2,100		Con-way, Inc.	96,600
2,100		CSX Corp.	89,733
62	@@	East Japan Railway Co.	488,790
5,000	L	Expeditors International Washington, Inc.	236,500
600	L	Forward Air Corp.	17,868
1,700	L	Heartland Express, Inc.	24,276
1,100	@, L	HUB Group, Inc.	33,033
800	L	JB Hunt Transport Services, Inc.	21,040
1,500	@, L	Kansas City Southern	48,255
1,000	@, L	Kirby Corp.	44,140
1,000	L	Knight Transportation, Inc.	17,210
1,400	L	Landstar System, Inc.	58,758
2,000		Norfolk Southern Corp.	103,820
1,000	@, L	Old Dominion Freight Line	23,970
885		Overseas Shipholding Group	67,995
2,400	L	Tidewater, Inc.	150,816
1,200		Union Pacific Corp.	135,672
1,500	@, L	YRC Worldwide, Inc.	40,980
			1,822,107
		Trucking & Leasing: 0.0%
400		GATX Corp.	17,100
			17,100
		Warehouse/Industrial: 0.0%
600		AMB Property Corp.	35,886
200	L	EastGroup Properties, Inc.	9,052
			44,938
		Water: 0.2%
200	L	American States Water Co.	7,800
1,400	L	Aqua America, Inc.	31,752
7,659	@@	Veolia Environnement	658,540
			698,092
		Total Common Stock (Cost $192,669,358)	227,255,811
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
6,800		iShares S&P SmallCap 600 Index Fund	474,164
		Total Exchange-Traded Funds (Cost $460,936)	474,164
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.0%
6,225	P	Merrill Lynch & Co., Inc.	142,864
			142,864
		Insurance: 0.1%
5,050	@@, P	Aegon NV	112,363
2,000	@@, P	Aegon NV - Series 1	45,300
5,425	P	Metlife, Inc.	133,943
			291,606
		Media: 0.1%
13,235	@@	ProSieben SAT.1 Media AG	416,162
			416,162

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Sovereign: 0.1%
7,000	P	Fannie Mae	$175,000
			175,000
		Total Preferred Stock (Cost $1,077,414)	1,025,632
PURCHASED OPTIONS: 0.0%
		Purchased Options: 0.0%
6		Call Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $95.00-Exp 06/16/08	10,613
10		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.00-Exp 03/17/08	13,813
24		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.00-Exp 12/17/07	16,050
24		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.50-Exp 12/17/07	4,050
		Total Purchased Options (Cost $25,810)	44,526
RIGHTS: 0.0%
		Banks: 0.0%
24,112	@, @@	Fortis	127,902
		Total Rights (Cost $ -)	127,902

Principal Amount			Value
CORPORATE BONDS/NOTES: 1.8%
		Banks: 0.8%
$110,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	$94,710
167,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	167,057
70,000	@@, C	Bank of Ireland, 5.500%, due 12/29/49	60,798
20,000	@@, C	Bank of Scotland, 5.625%, due 12/31/49	17,236
38,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	39,508
30,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	26,138
90,000	@@, C	BNP Paribas, 5.238%, due 09/29/49	76,759
57,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	52,692
10,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	8,050
69,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	75,045
59,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	55,275
220,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	175,267
110,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	87,358
140,000	@@, C	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	111,300
10,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	8,685
55,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	57,304
10,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	7,975
87,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	82,372
30,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	27,656
23,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	21,550
102,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	96,087
230,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	196,403
70,000	@@, C	Societe Generale, 5.469%, due 11/29/49	58,477
170,000	@@, C	Standard Chartered PLC, 5.500%, due 07/29/49	127,288
30,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	22,950
260,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	198,900
59,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	60,355
71,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	70,578
60,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	51,064
113,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	98,473
			2,233,310
		Beverages: 0.0%
64,000	C	Anheuser-Busch Cos., Inc., 5.750%, due 04/01/36	61,032
			61,032
		Chemicals: 0.0%
10,000	Z	Stauffer Chemical, 4.950%, due 04/15/10	8,844
40,000	Z	Stauffer Chemical, 5.840%, due 04/15/18	21,996
40,000	Z	Stauffer Chemical, 7.370%, due 04/15/17	23,345
			54,185
		Diversified: 0.1%
23,000	C	Liberty Property LP, 6.375%, due 08/15/12	23,586
19,000		Liberty Property LP, 6.625%, due 10/01/17	18,999
95,000	C	Liberty Property LP, 7.750%, due 04/15/09	97,899
			140,484
		Diversified Financial Services: 0.4%
181,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	173,865
88,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	91,189

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$100,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	$97,869
40,000	@@, C	Financiere CSFB NV, 5.375%, due 03/29/49	34,230
89,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	87,854
102,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	117,602
168,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	156,341
100,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	95,214
47,000	@@, C	Paribas, 5.375%, due 12/31/49	39,818
22,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	21,712
101,310	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	102,156
74,000	C	Residential Capital, LLC, 7.500%, due 04/17/13	59,819
598,058	#, Z	Toll Road Investors Partnership II LP, 16.700%, due 02/15/45	81,560
86,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	88,936
			1,248,165
		Electric: 0.2%
128,000	C	Commonwealth Edison, 6.150%, due 03/15/12	131,534
94,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	87,195
81,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	80,861
24,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	27,477
32,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	31,168
91,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	93,139
77,000	C	NorthWestern Corp., 5.875%, due 11/01/14	75,175
			526,549
		Food: 0.0%
97,000		Kraft Foods, Inc., 7.000%, due 08/11/37	102,088
			102,088
		Insurance: 0.0%
97,000	@@, C	Aegon NV, 5.862%, due 12/31/49	76,873
			76,873
		Multi-National: 0.0%
56,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	53,557
			53,557
		Oil & Gas: 0.1%
62,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	58,776
12,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	12,621
12,000	C	Marathon Oil Corp., 6.600%, due 10/01/37	12,390
27,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	27,958
94,000	#	Pemex Project Funding Master Trust, 6.994%, due 06/15/10	95,880
81,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	77,464
			285,089
		Pharmaceuticals: 0.0%
80,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	75,775
			75,775
		Retail: 0.1%
24,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	21,120
108,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	112,451
			133,571
		Telecommunications: 0.1%
163,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	166,224
64,000	C	Embarq Corp., 7.995%, due 06/01/36	68,391
19,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	18,387
71,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	68,315
			321,317
		Total Corporate Bonds/Notes (Cost $5,477,975)	5,311,995
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%
		Federal Home Loan Mortgage Corporation: 2.5%
130,245	C, S	4.500%, due 12/15/16	128,733
202,271	C, S	5.000%, due 08/15/16	200,401
185,000	C, S	5.000%, due 05/15/20	179,616
95,000	C, S	5.000%, due 04/15/32	92,568
1,657,000	W	5.000%, due 11/15/34	1,580,105
258,000	Z	5.230%, due 03/15/31	76,926
195,000	C	5.250%, due 03/15/12	196,182
57,000	C, S	5.500%, due 12/15/20	56,652
34,000	C, S	5.500%, due 10/15/32	33,310
30,000	C, S	5.500%, due 11/15/32	29,715
104,000	C, S	5.500%, due 07/15/33	102,573
107,000	W	5.500%, due 11/15/34	104,743
148,157	C, S	6.000%, due 01/15/29	151,101
308,706	C, S	6.103%, due 05/15/33	306,408
3,791,000	W	6.500%, due 10/01/37	3,859,120
			7,098,153
		Federal National Mortgage Corporation: 1.8%
39,000	W	4.500%, due 10/15/18	37,562
173,000	W	5.000%, due 10/15/18	169,567
28,890	S	5.000%, due 02/01/37	27,188
41,733	S	5.000%, due 03/01/37	39,275
80,732	S	5.000%, due 05/01/37	75,976
87,807	S	5.500%, due 02/01/18	87,617
495,000	W	5.500%, due 10/15/18	493,840
362,000	S	5.500%, due 05/25/30	352,997
2,729,000	W	5.500%, due 11/13/33	2,671,434
108,096	S	5.500%, due 01/25/36	104,748

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$196,193	S	5.500%, due 06/01/37	$192,201
162,000	C	5.550%, due 03/29/10	162,419
19,983	S	6.000%, due 10/01/08	20,059
89,670	S	6.000%, due 08/01/16	91,081
93,000	W	6.000%, due 10/15/20	94,235
104,341	S	6.000%, due 04/25/31	106,784
45,846	S	6.500%, due 04/01/27	47,178
365,000		6.500%, due 10/01/31	371,673
6,589	S	7.000%, due 12/01/27	6,865
20,390	S	7.500%, due 09/01/31	21,330
			5,174,029
		Government National Mortgage Association: 0.0%
17,810	S	6.500%, due 01/15/29	18,269
16,957	S	6.500%, due 01/15/32	17,374
11,434	S	7.000%, due 04/15/26	11,998
1,106		7.000%, due 01/15/28	1,159
15,167	S	7.000%, due 02/15/28	15,902
			64,702
		Total U.S. Government Agency Obligations (Cost $12,314,475)	12,336,884
U.S. TREASURY OBLIGATIONS: 8.8%
		U.S. Treasury Bonds: 1.0%
65,000	L	4.750%, due 05/15/14	66,483
850,000	L	4.750%, due 08/15/17	861,688
2,154,000	L	4.750%, due 02/15/37	2,124,889
			3,053,060
		U.S. Treasury Notes: 7.3%
1,786,000	L	4.000%, due 08/31/09	1,787,815
10,604,000	L	4.125%, due 08/31/12	10,564,246
8,649,000	L	4.500%, due 05/15/10	8,760,494
			21,112,555
		Treasury Inflation Indexed Protected Securities: 0.5%
173,000	L	2.375%, due 04/15/11	182,787
170,000	L	2.375%, due 01/15/17	176,910
641,000	L	2.375%, due 01/15/25	714,812
241,000	L	3.875%, due 01/15/09	312,460
			1,386,969
		Total U.S. Treasury Obligations (Cost $25,447,137)	25,552,584
ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.0%
19,250	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	19,184
			19,184
		Credit Card Asset-Backed Securities: 0.0%
45,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	44,880
			44,880
		Home Equity Asset-Backed Securities: 0.1%
135,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	135,212
7,691	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	7,639
7,162	C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	7,131
29,276	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	28,505
			178,487
		Other Asset-Backed Securities: 0.4%
755,475	C, S	Bear Stearns Asset-Backed Securities, Inc., 5.531%, due 07/25/36	734,444
35,501	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	34,776
8,953	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	8,918
192,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	190,093
26,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	25,659
40,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	38,203
46,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	45,656
2,191	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,164
17,245	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	17,136
			1,097,049
		Total Asset-Backed Securities (Cost $1,365,073)	1,339,600
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.4%
121,026	C, S	American Home Mortgage Assets, 5.903%, due 11/25/46	118,662
135,930	C, S	Banc of America Alternative Loan Trust, 6.288%, due 11/25/21	138,553
48,686	C, S	Banc of America Alternative Loan Trust, 6.496%, due 04/25/37	49,416
36,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	35,276
11,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,909
25,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	24,825
70,654	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	70,407
53,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	52,840
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,392
124,010	C, S	Banc of America Funding Corp., 5.846%, due 05/20/36	124,046
35,910	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	35,596
35,042	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	32,778
252,579	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	255,802

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$84,559	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	$85,994
184,609	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	185,766
102,378	C, S	Chaseflex Trust, 6.500%, due 02/25/37	103,969
45,190	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	45,279
92,171	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	90,692
110,816	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	109,948
36,944	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	37,456
32,825	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	31,799
30,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	32,056
159,007	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	160,183
384,284	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	396,171
33,004	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	32,580
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,864
63,441	C, S	GMAC Mortgage Corp. Loan Trust, 4.585%, due 10/19/33	62,231
56,009	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	55,874
93,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	93,229
21,462	#, C, S	GSMPS 2005-RP1 1AF, 5.481%, due 01/25/35	21,221
54,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	53,118
11,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,295
8,299	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	8,416
121,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	124,069
28,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	27,492
216,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	212,811
123,595	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	123,167
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	9,347
42,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	42,105
152,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	158,784
260,335	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	253,685
370,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	367,110
260,076	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	252,697
33,000		PRLM FLT 09/28/37, 7.000%, due 09/28/37	32,927
83,624	C, S	RAAC Series, 5.250%, due 09/25/34	82,222
34,733	C, S	Thornburg Mortgage Securities Trust, 5.501%, due 09/25/44	34,670
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	10,046
194,245	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	190,686
482,317	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.527%, due 01/25/47	481,488
28,252	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.693%, due 06/25/37	28,157
250,804	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	252,354
619,869	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.793%, due 07/25/47	606,793
58,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.824%, due 10/25/36	57,978
66,449	C	Washington Mutual Mortgage Pass-Through Certificates, 5.876%, due 07/25/37	65,821
322,984	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.483%, due 11/25/46	307,845
53,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	52,319
61,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.785%, due 07/25/34	60,022
30,654	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.257%, due 10/25/35	30,062
217,752	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	214,815
204,452	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.649%, due 12/25/36	204,140
		Total Collateralized Mortgage Obligations (Cost $6,929,651)	6,870,255
MUNICIPAL BONDS: 0.1%
		California: 0.0%
61,000	C	City of San Diego, 7.125%, due 06/01/32	59,689
			59,689
		Michigan: 0.1%
105,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	101,552
			101,552
		Total Municipal Bonds (Cost $165,994)	161,241
		Total Long-Term Investments (Cost $245,933,823)	280,500,594

Shares			Value
SHORT-TERM INVESTMENTS: 24.5%
		Money Market: 5.1%
14,900,000	**, S	ING Institutional Prime Money Market Fund	$14,900,000
		Total Money Market (Cost $14,900,000)	14,900,000

Principal Amount			Value
		Repurchase Agreement: 0.1%
$144,000		Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $144,059 to be received upon repurchase (Collateralized by $150,000 Federal National Mortgage Association, Discount Note, Market Value $149,475, due 10/26/07)	$144,000
		Total Repurchase Agreement (Cost $144,000)	144,000

		Securities Lending Collateralcc: 19.3%
55,830,412		Bank of New York Mellon Corp. Institutional Cash Reserves	55,830,412

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateralcc (continued)
	Total Securities Lending Collateral (Cost $55,830,412)		$55,830,412
	Total Short-Term Investments (Cost $70,874,412)		70,874,412
	Total Investments in Securities (Cost $316,808,235)	121.4%	$351,375,006
	Other Assets and Liabilities — Net	(21.4)	(61,872,499)
	Net Assets	100.0%	$289,502,507

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $318,526,391.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 39,283,286
	Gross Unrealized Depreciation	(6,434,671)
	Net Unrealized Appreciation	$ 32,848,615

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Growth Portfolio Open Futures Contracts on September 30, 2007:

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
90-Day Eurodollar	9	$2,148,300	03/17/08	$(288)
90-Day Eurodollar	9	2,153,025	09/15/08	1,451
S&P 500	6	2,307,150	12/20/07	14,810
S&P Mid 400 E-Mini	5	446,650	12/21/07	12,029
U.S. Treasury 2-Year Note	24	4,969,125	12/31/07	1,742
U.S. Treasury 5-Year Note	22	2,354,688	12/31/07	4,164
U.S. Treasury 10-Year Note	2	218,563	12/19/07	182
U.S. Treasury Long Bond	8	890,750	12/19/07	(2,270)
				31,820
Short Contracts
90-Day Eurodollar	9	(2,151,338)	03/16/09	(4,106)
90-Day Eurodollar	9	(2,146,388)	09/14/09	(2,264)
				$(6,370)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Growth Portfolio Written Options Open on September 30, 2007:

Options on Exchange Traded Futures Contracts

		Exercise	Expiration	# of	Premium
Description/Name of Issuer		Price	Date	Contracts	Received	Value

Call Option CME
90-Day Eurodollar Future 12/07	USD	95.250	12/17/07	48	$9,480	$(17,100)
					$9,480	$(17,100)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 63.9%
		Advertising: 0.5%
400	@, L	Catalina Marketing Corp.	$12,956
500	@, L	inVentiv Health, Inc.	21,910
25,900		Omnicom Group	1,245,531
			1,280,397
		Aerospace/Defense: 1.9%
400	@, L	AAR Corp.	12,136
5,000		Boeing Co.	524,950
600		Curtiss-Wright Corp.	28,500
600		DRS Technologies, Inc.	33,072
300	@, L	Esterline Technologies Corp.	17,115
500	@, L	Gencorp, Inc.	5,980
10,300		General Dynamics Corp.	870,041
200		Kaman Corp.	6,912
10,300		Lockheed Martin Corp.	1,117,447
400	@, L	Moog, Inc.	17,576
17,082		Raytheon Co.	1,090,173
100	@, L	Sequa Corp.	16,578
400	@	Teledyne Technologies, Inc.	21,356
200		Triumph Group, Inc.	16,342
19,300		United Technologies Corp.	1,553,264
			5,331,442
		Agriculture: 0.9%
1,700	@, L	Alliance One International, Inc.	11,118
20,350		Altria Group, Inc.	1,414,936
2,800		Archer-Daniels-Midland Co.	92,624
13,437	@@	British American Tobacco PLC	480,907
600		Universal Corp.	29,370
8,800	L	UST, Inc.	436,480
			2,465,435
		Airlines: 0.1%
1,000	@, L	Airtran Holdings, Inc.	9,840
300	@, L	Alaska Air Group, Inc.	6,927
35,905	@, @@	British Airways PLC	280,839
700	@, L	Frontier Airlines Holdings, Inc.	4,333
800	@, L	JetBlue Airways Corp.	7,376
600	@, L	Mesa Air Group, Inc.	2,664
1,123		Skywest, Inc.	28,266
			340,245
		Apartments: 0.1%
2,510	L	Archstone-Smith Trust	150,951
315		Essex Property Trust, Inc.	37,035
200		Mid-America Apartment Communities, Inc.	9,970
			197,956
		Apparel: 0.6%
23,500	@	Coach, Inc.	1,110,845
1,200	@, L	CROCS, Inc.	80,700
200	@, L	Deckers Outdoor Corp.	21,960
490	@, L	Gymboree Corp.	17,268
1,900	@, L	Hanesbrands, Inc.	53,314
1,000	@, L	Iconix Brand Group, Inc.	23,790
400	L	Kellwood Co.	6,820
400		K-Swiss, Inc.	9,164
300	@, L	Maidenform Brands, Inc.	4,764
100	L	Oxford Industries, Inc.	3,612
1,100	L	Phillips-Van Heusen	57,728
3,800		Polo Ralph Lauren Corp.	295,450
1,900	@, L	Quiksilver, Inc.	27,170
400	@, L	Skechers USA, Inc.	8,840
300	@, L	Volcom, Inc.	12,756
500	@, L	Warnaco Group, Inc.	19,535
1,000		Wolverine World Wide, Inc.	27,400
			1,781,116
		Auto Manufacturers: 0.5%
27,700	@, L	Ford Motor Co.	235,173
49,000	@@	Fuji Heavy Industries Ltd.	214,697
4,000	L	General Motors Corp.	146,800
27,200	@@	Nissan Motor Co., Ltd.	271,380
1,300		Oshkosh Truck Corp.	80,561
6,000	L	Paccar, Inc.	511,500
300		Wabash National Corp.	3,387
			1,463,498
		Auto Parts & Equipment: 0.1%
400		BorgWarner, Inc.	36,612
600		Johnson Controls, Inc.	70,866
200	@	Keystone Automotive Industries, Inc.	9,552
900	@, L	Lear Corp.	28,890
400	L	Standard Motor Products, Inc.	3,760

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment (continued)
300		Superior Industries International	$6,507
			156,187
		Banks: 4.9%
200		Alabama National Bancorp.	15,584
2,600	L	Associated Banc-Corp.	77,038
20,141	@@	Banco Bilbao Vizcaya Argentaria SA	472,409
65,850		Bank of America Corp.	3,310,275
500	L	Bank of Hawaii Corp.	26,425
2,300	@@	Bank of Ireland - Dublin Exchange	42,817
14,900	@@	Bank of Ireland - London Exchange	277,737
31,000	@@	Bank of Yokohama Ltd.	212,884
33,072	@@	Barclays PLC	402,034
200	L	Boston Private Financial Holdings, Inc.	5,568
300	L	Cascade Bancorp.	6,678
1,400	L	Cathay General Bancorp.	45,094
400	L	Central Pacific Financial Corp.	11,680
400	L	Chittenden Corp.	14,064
4,400	L	Colonial BancGroup, Inc.	95,128
7,700		Comerica, Inc.	394,856
900	L	Corus Bankshares, Inc.	11,718
3,008	@@	Deutsche Bank AG	386,331
1,086	L	East-West Bancorp., Inc.	39,053
900	@@, L	First Bancorp.	8,550
300		First Financial Bancorp.	3,834
200	L	First Indiana Corp.	6,264
1,000		First Midwest Bancorp., Inc.	34,160
2,600	L	FirstMerit Corp.	51,376
12,357	@@	Fortis	364,334
900	L	Fremont General Corp.	3,510
1,100	L	Frontier Financial Corp.	25,663
200		Glacier Bancorp., Inc.	4,504
600	L	Greater Bay Bancorp.	16,560
1,300		Hanmi Financial Corp.	20,137
36,603	@@	HSBC Holdings PLC	675,965
1,300		Independent Bank Corp.	14,365
600	L	Irwin Financial Corp.	6,612
1,974	@@, L	Kookmin Bank ADR	161,848
42,000	@@	Mitsubishi UFJ Financial Group, Inc.	366,744
400		Nara Bancorp., Inc.	6,248
11,600	@@	National Australia Bank Ltd.	407,482
300	L	PrivateBancorp, Inc.	10,452
400	L	Prosperity Bancshares, Inc.	13,264
1,000	L	Provident Bankshares Corp.	31,330
24,300		Regions Financial Corp.	716,364
300	@, L	Signature Bank	10,569
2,075	@@	Societe Generale	349,138
600		South Financial Group, Inc.	13,644
900		State Street Corp.	61,344
400		Sterling Bancshares, Inc.	4,564
300		Sterling Financial Corp.	8,073
28,000	@@	Sumitomo Trust & Banking Co., Ltd.	210,815
700	L	Susquehanna Bancshares, Inc.	14,070
100	@, L	SVB Financial Group	4,736
300	L	TCF Financial Corp.	7,854
1,900		UCBH Holdings, Inc.	33,212
1,000		Umpqua Holdings Corp.	20,010
2,200	@@, L	Uniao de Bancos Brasileiros SA GDR	289,410
77,500	@@	UniCredito Italiano S.p.A.	663,460
1,300	L	United Bankshares, Inc.	39,572
200		United Community Banks, Inc.	4,904
20,750		Wachovia Corp.	1,040,613
1,400		Webster Financial Corp.	58,968
49,800		Wells Fargo & Co.	1,773,876
1,500		Whitney Holding Corp.	39,570
900	L	Wilmington Trust Corp.	35,010
600		Wilshire Bancorp., Inc.	6,582
200	L	Wintrust Financial Corp.	8,538
			13,495,471
		Beverages: 1.3%
29,800		Anheuser-Busch Cos., Inc.	1,489,702
24,642	@@	C&C Group PLC	203,908
11,900		Coca-Cola Co.	683,893
5,424	@@	Fomento Economico Mexicano SA de CV ADR	202,858
600	@, L	Hansen Natural Corp.	34,008
11,300		Pepsi Bottling Group, Inc.	420,021
2,600		PepsiAmericas, Inc.	84,344
8,200		PepsiCo, Inc.	600,732
			3,719,466
		Biotechnology: 0.5%
400	@, L	Affymetrix, Inc.	10,148
8,800	@	Amgen, Inc.	497,816
600	@, L	Arqule, Inc.	4,278
3,000	@	Biogen Idec, Inc.	198,990
3,400	@, L	Celgene Corp.	242,454

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
200	@, L	Charles River Laboratories International, Inc.	$11,230
600	@, L	CryoLife, Inc.	5,670
700	@, L	Enzo Biochem, Inc.	7,945
1,600	@	Genzyme Corp.	99,136
200	@, L	Integra LifeSciences Holdings Corp.	9,716
800	@, L	Invitrogen Corp.	65,384
410	@, L	Lifecell Corp.	15,404
400	@, L	Martek Biosciences Corp.	11,612
5,400	@, L	Millennium Pharmaceuticals, Inc.	54,810
800	@, L	PDL BioPharma, Inc.	17,288
1,000	@, L	Regeneron Pharmaceuticals, Inc.	17,800
700	@, L	Savient Pharmaceuticals, Inc.	10,185
1,200	@	Vertex Pharmaceuticals, Inc.	46,092
			1,325,958
		Building Materials: 0.2%
500	L	Apogee Enterprises, Inc.	12,970
400	@	Drew Industries, Inc.	16,272
600	L	Florida Rock Industries, Inc.	37,494
300		Gibraltar Industries, Inc.	5,550
8,588	@@	Italcementi S.p.A.	190,132
1,100	L	Lennox International, Inc.	37,180
300	L	Martin Marietta Materials, Inc.	40,065
300	@, L	NCI Building Systems, Inc.	12,963
700		Simpson Manufacturing Co., Inc.	22,295
400	L	Texas Industries, Inc.	31,400
400		Universal Forest Products, Inc.	11,960
			418,281
		Chemicals: 1.2%
700		Air Products & Chemicals, Inc.	68,432
600		Airgas, Inc.	30,978
200		Albemarle Corp.	8,840
200	L	Arch Chemicals, Inc.	9,376
1,800	L	Cabot Corp.	63,954
27,836	@@	Croda International	362,646
200	L	Cytec Industries, Inc.	13,678
4,500		Dow Chemical Co.	193,770
1,500	L	Ecolab, Inc.	70,800
1,300		EI DuPont de Nemours & Co.	64,428
300		Ferro Corp.	5,994
400		FMC Corp.	20,808
400	L	Georgia Gulf Corp.	5,560
1,100	L	HB Fuller Co.	32,648
1,200		Lubrizol Corp.	78,072
2,900		Lyondell Chemical Co.	134,415
500		Minerals Technologies, Inc.	33,500
11,100		Monsanto Co.	951,714
3,100	L	Olin Corp.	69,378
400	@	OM Group, Inc.	21,124
100		Penford Corp.	3,770
1,600	@, L	PolyOne Corp.	11,952
1,300		PPG Industries, Inc.	98,215
800		Praxair, Inc.	67,008
200		Quaker Chemical Corp.	4,704
200	L	Schulman A, Inc.	3,946
500	L	Sensient Technologies Corp.	14,435
7,600		Sigma-Aldrich Corp.	370,424
57,000	@@	Sumitomo Chemical Co., Ltd.	486,710
800		Tronox, Inc.	7,224
200		Valspar Corp.	5,442
			3,313,945
		Coal: 0.0%
1,000		Arch Coal, Inc.	33,740
1,400	L	Massey Energy Co.	30,548
			64,288
		Commercial Services: 0.8%
500	L	Aaron Rents, Inc.	11,150
600		ABM Industries, Inc.	11,988
300	L	Administaff, Inc.	10,890
900	@	Alliance Data Systems Corp.	69,696
400	@	AMN Healthcare Services, Inc.	7,492
1,100	@, L	Apollo Group, Inc. - Class A	66,165
600	L	Arbitron, Inc.	27,204
100	@, L	Bankrate, Inc.	4,612
500		Bowne & Co., Inc.	8,330
22,662	@@	Brambles Ltd.	296,144
400	@, L	Bright Horizons Family Solutions, Inc.	17,136
1,100	@, L	Career Education Corp.	30,789
400	L	Chemed Corp.	24,864
1,000	@, W, L	ChoicePoint, Inc.	37,920
300	@	Coinstar, Inc.	9,651
100	@	Consolidated Graphics, Inc.	6,279
12,100	@	Convergys Corp.	210,056
800	@, L	Corinthian Colleges, Inc.	12,728
400		Corporate Executive Board Co.	29,696

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
170		CPI Corp.	$6,548
200	@	Cross Country Healthcare, Inc.	3,494
300	L	Deluxe Corp.	11,052
1,000	L	DeVry, Inc.	37,010
1,400	@	Gartner, Inc.	34,244
600	L	Healthcare Services Group	12,162
300	@, L	Heidrick & Struggles International, Inc.	10,935
500	@	ITT Educational Services, Inc.	60,845
300		Kelly Services, Inc.	5,943
200	@, L	Kendle International, Inc.	8,306
1,700	@, L	Korn/Ferry International	28,067
900	@, L	Labor Ready, Inc.	16,659
900	@, L	Live Nation, Inc.	19,125
1,400		Manpower, Inc.	90,090
400	L	MAXIMUS, Inc.	17,432
5,850		McKesson Corp.	343,922
400	@, L	Midas, Inc.	7,548
3,300	@, L	MPS Group, Inc.	36,795
900	@	Navigant Consulting, Inc.	11,394
500	@, L	On Assignment, Inc.	4,670
300	@	Parexel International Corp.	12,381
800		Pharmaceutical Product Development, Inc.	28,352
200	@, L	Pharmanet Development Group	5,806
300	@, L	Pre-Paid Legal Services, Inc.	16,638
1,000	@, L	Quanta Services, Inc.	26,450
1,900		Robert Half International, Inc.	56,734
500	L	Rollins, Inc.	13,345
1,200	L	Sotheby’s	57,348
1,500	@, L	Spherion Corp.	12,390
200	L	Strayer Education, Inc.	33,726
800	@, L	United Rentals, Inc.	25,736
200	@, L	Universal Technical Institute, Inc.	3,600
6,182	@@	USG People NV	176,104
1,500	@, L	Valassis Communications, Inc.	13,380
200	W	Viad Corp.	7,200
350	@, L	Volt Information Sciences, Inc.	6,174
700		Watson Wyatt Worldwide, Inc.	31,458
4,900		Western Union Co.	102,753
			2,288,606
		Computers: 3.5%
1,200	@	Affiliated Computer Services, Inc.	60,288
200	@	Ansoft Corp.	6,596
9,500	@	Apple, Inc.	1,458,630
555	@	CACI International, Inc.	28,355
2,000	@, L	Cadence Design Systems, Inc.	44,380
1,600	@	Ceridian Corp.	55,584
1,500	@, L	Ciber, Inc.	11,715
1,200	@	Cognizant Technology Solutions Corp.	95,724
6,400	@	Computer Sciences Corp.	357,760
64,400	@	Dell, Inc.	1,777,440
300	L	Diebold, Inc.	13,626
1,100	@, L	DST Systems, Inc.	94,391
16,900		Electronic Data Systems Corp.	369,096
17,200	@	EMC Corp.	357,760
400	L	Factset Research Systems, Inc.	27,420
30,100		Hewlett-Packard Co.	1,498,679
300	@, L	Hutchinson Technology, Inc.	7,380
300	L	Imation Corp.	7,359
17,350	L	International Business Machines Corp.	2,043,830
1,900	L	Jack Henry & Associates, Inc.	49,134
6,900	@	Lexmark International, Inc.	286,557
400	@, L	Manhattan Associates, Inc.	10,964
400	@	Mercury Computer Systems, Inc.	4,112
676	@, L	Micros Systems, Inc.	43,987
100	L	MTS Systems Corp.	4,160
11,500	@, L	Network Appliance, Inc.	309,465
800	@, L	Palm, Inc.	13,016
300	@	Radiant Systems, Inc.	4,749
500	@, L	Radisys Corp.	6,225
8,100	@, L	Sandisk Corp.	446,310
100	@	SI International, Inc.	2,857
1,700	@, L	SRA International, Inc.	47,736
400	@, L	Stratasys, Inc.	11,024
15,200	@	Sun Microsystems, Inc.	85,272
500	@, L	SYKES Enterprises, Inc.	8,305
300	@, L	Synaptics, Inc.	14,328
2,400	@	Synopsys, Inc.	64,992
3,200	@	Western Digital Corp.	81,024
			9,810,230
		Cosmetics/Personal Care: 1.2%
2,300	L	Alberto-Culver Co.	57,017
300	@, L	Chattem, Inc.	21,156
4,000		Colgate-Palmolive Co.	285,280
41,000		Procter & Gamble Co.	2,883,940
			3,247,393

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.2%
800	@, L	Brightpoint, Inc.	$12,008
600	L	Building Materials Holding Corp.	6,348
700	@	CDW Corp.	61,040
2,000	L	Fastenal Co.	90,820
1,300	@, L	Ingram Micro, Inc.	25,493
800	@, L	LKQ Corp.	27,848
400		Owens & Minor, Inc.	15,236
500	L	Pool Corp.	12,490
200	@, L	Scansource, Inc.	5,622
14,000	@@	Sumitomo Corp.	268,885
200	@	Tech Data Corp.	8,024
200	@	United Stationers, Inc.	11,104
400	L	Watsco, Inc.	18,572
			563,490
		Diversified: 0.0%
800	L	Colonial Properties Trust	27,440
200	L	Cousins Properties, Inc.	5,872
200		Entertainment Properties Trust	10,160
500		Lexington Corporate Properties Trust	10,005
200		PS Business Parks, Inc.	11,370
			64,847
		Diversified Financial Services: 3.3%
900		AG Edwards, Inc.	75,375
3,100		American Express Co.	184,047
1,300	@, L	AmeriCredit Corp.	22,854
3,400		Charles Schwab Corp.	73,440
38,800		Citigroup, Inc.	1,810,796
500		CME Group, Inc.	293,675
5,275	@	Discover Financial Services	109,720
500	L	Eaton Vance Corp.	19,980
900		Financial Federal Corp.	25,209
1,400		Freddie Mac	82,614
6,700	L	Goldman Sachs Group, Inc.	1,452,158
900	L	IndyMac Bancorp., Inc.	21,249
690	@	IntercontinentalExchange, Inc.	104,811
700	@, L	Investment Technology Group, Inc.	30,086
2,000		Jefferies Group, Inc.	55,660
49,000		JPMorgan Chase & Co.	2,245,180
95	@@	Kenedix, Inc.	164,645
1,600	@, L	LaBranche & Co., Inc.	7,488
3,700	L	Lehman Brothers Holdings, Inc.	228,401
8,300		Merrill Lynch & Co., Inc.	591,624
16,050		Morgan Stanley	1,011,150
900	L	Nuveen Investments, Inc.	55,746
400	@, L	Piper Jaffray Cos.	21,440
200	@, L	Portfolio Recovery Associates, Inc.	10,614
2,200		Raymond James Financial, Inc.	72,270
1,670	@@	SFCG Co., Ltd.	233,143
3,800		SLM Corp.	188,746
400	L	SWS Group, Inc.	7,076
400	@, L	TradeStation Group, Inc.	4,668
300		Waddell & Reed Financial, Inc.	8,109
100	@, L	World Acceptance, Corp.	3,308
			9,215,282
		Electric: 2.3%
300	L	Allete, Inc.	13,428
400	L	Alliant Energy Corp.	15,328
4,400	@	Aquila, Inc.	17,644
400	L	Avista Corp.	8,140
700	L	Black Hills Corp.	28,714
100	L	Central Vermont Public Service Corp.	3,654
200	L	Cleco Corp.	5,054
10,000		Constellation Energy Group, Inc.	857,900
3,400		Duke Energy Corp.	63,546
7,000	@, L	Dynegy, Inc. - Class A	64,680
18,500		Edison International	1,025,825
800	@, L	El Paso Electric Co.	18,504
1,800		Energy East Corp.	48,690
13,500		Entergy Corp.	1,461,915
3,400		Exelon Corp.	256,224
4,000	L	MDU Resources Group, Inc.	111,360
3,800		Northeast Utilities	108,566
800		NSTAR	27,848
2,000		OGE Energy Corp.	66,200
3,100		Pepco Holdings, Inc.	83,948
1,300		PPL Corp.	60,190
7,900		Public Service Enterprise Group, Inc.	695,121
1,400		Puget Energy, Inc.	34,258
3,900	@@	RWE AG	489,118
200	W	SCANA Corp.	7,748
12,787	@@	Scottish & Southern Energy PLC	394,674
2,800		Sierra Pacific Resources	44,044

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
4,500	L	TXU Corp.	$308,115
200	L	UIL Holdings Corp.	6,300
200	L	Unisource Energy Corp.	5,978
2,100	L	Westar Energy, Inc.	51,576
400		Wisconsin Energy Corp.	18,012
			6,402,302
		Electrical Components & Equipment: 0.2%
500	@, L	Advanced Energy Industries, Inc.	7,550
1,600	W	Ametek, Inc.	69,152
600	L	Belden Cdt, Inc.	28,146
300	@, L	Energizer Holdings, Inc.	33,255
400	@, L	Greatbatch, Inc.	10,636
400	@, L	Littelfuse, Inc.	14,276
800	@	Magnetek, Inc.	3,840
3,338	@@	Schneider Electric SA	421,481
300	L	Vicor Corp.	3,636
			591,972
		Electronics: 0.7%
2,400	@	Agilent Technologies, Inc.	88,512
2,000		Amphenol Corp.	79,520
200		Analogic Corp.	12,752
600	@	Arrow Electronics, Inc.	25,512
1,900	@	Avnet, Inc.	75,734
100		Bel Fuse, Inc.	3,466
1,100	@, L	Benchmark Electronics, Inc.	26,257
700		Brady Corp.	25,116
700	@, L	Checkpoint Systems, Inc.	18,473
615	@, L	Coherent, Inc.	19,729
1,000		CTS Corp.	12,900
400		Cubic Corp.	16,868
400	@, L	Cymer, Inc.	15,356
400	L	Daktronics, Inc.	10,888
300	@, L	Dionex Corp.	23,838
200	@, L	Electro Scientific Industries, Inc.	4,792
320	@, L	Faro Technologies, Inc.	14,128
500	@, L	FEI Co.	15,715
900	@, L	Flir Systems, Inc.	49,851
2,600		Gentex Corp.	55,744
400	@, L	Itron, Inc.	37,228
300		Keithley Instruments, Inc.	3,180
10,295	@@	Koninklijke Philips Electronics NV	463,268
200	@, L	LoJack Corp.	3,792
800		Methode Electronics, Inc.	12,040
900	L	National Instruments Corp.	30,897
300	@, L	Newport Corp.	4,569
4,100	@@	Nidec Corp.	285,831
300		Park Electrochemical Corp.	10,074
500	@, L	Photon Dynamics, Inc.	4,525
600	@	Planar Systems, Inc.	4,026
600	@, L	Plexus Corp.	16,440
300	@	Rogers Corp.	12,357
500	@, L	Sonic Solutions, Inc.	5,235
600		Technitrol, Inc.	16,170
1,200	@	Thermo Electron Corp.	69,264
1,400	@	Thomas & Betts Corp.	82,096
1,600	@, L	Trimble Navigation Ltd.	62,736
800	@, L	TTM Technologies, Inc.	9,256
5,175		Tyco Electronics Ltd.	183,350
700	@, L	Varian, Inc.	44,527
1,800	@	Vishay Intertechnology, Inc.	23,454
400	L	Watts Water Technologies, Inc.	12,280
400	L	Woodward Governor Co.	24,960
500	L	X-Rite, Inc.	7,220
			2,023,926
		Energy — Alternate Sources: 0.0%
800	@, L	Headwaters, Inc.	11,904
			11,904
		Engineering & Construction: 0.2%
1,000	@	Dycom Industries, Inc.	30,630
1,200	@	EMCOR Group, Inc.	37,632
800		Granite Construction, Inc.	42,416
200	@, L	Insituform Technologies, Inc.	3,046
1,200	@, L	Jacobs Engineering Group, Inc.	90,696
2,200	@, L	KBR, Inc.	85,294
1,100	@	Shaw Group, Inc.	63,910
840	@, L	URS Corp.	47,418
			401,042
		Entertainment: 0.1%
1,900		International Game Technology	81,890
700	@, L	Macrovision Corp.	17,241
800	@, L	Pinnacle Entertainment, Inc.	21,784
900	@, L	Scientific Games Corp.	33,840
700	@, L	Shuffle Master, Inc.	10,465
			165,220

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.1%
600	L	Mine Safety Appliances Co.	$28,266
700	@	Stericycle, Inc.	40,012
700	@, L	Tetra Tech, Inc.	14,784
1,250	@, L	Waste Connections, Inc.	39,700
2,400		Waste Management, Inc.	90,576
			213,338
		Food: 1.2%
214,000	@@	China Yurun Food Group Ltd.	307,449
1,180		Corn Products International, Inc.	54,127
850	L	Flowers Foods, Inc.	18,530
18,077		General Mills, Inc.	1,048,647
200	@, L	Great Atlantic & Pacific Tea Co.	6,092
600	@, L	Hain Celestial Group, Inc.	19,278
5,000		HJ Heinz Co.	231,000
369		Hormel Foods Corp.	13,203
5,300		Kraft Foods, Inc.	182,903
300		Lance, Inc.	6,906
300	L	Nash Finch Co.	11,949
1,714	@@	Nestle SA	768,370
300	@, L	Performance Food Group Co.	9,039
500	@, L	Ralcorp Holdings, Inc.	27,910
2,000	L	Ruddick Corp.	67,080
300		Sanderson Farms, Inc.	12,501
1,200	@, L	Smithfield Foods, Inc.	37,800
200	L	Spartan Stores, Inc.	4,506
26,838	@@	Tate & Lyle PLC	220,291
600	@, L	TreeHouse Foods, Inc.	16,230
500	@, L	United Natural Foods, Inc.	13,610
2,242	@@, L	Wimm-Bill-Dann Foods OJSC ADR	245,140
			3,322,561
		Forest Products & Paper: 0.2%
1,700	L	Bowater, Inc.	25,364
1,100	@	Buckeye Technologies, Inc.	16,654
100		Deltic Timber Corp.	5,692
300	L	Louisiana-Pacific Corp.	5,091
400	L	Neenah Paper, Inc.	13,236
300		Potlatch Corp.	13,509
800		Rock-Tenn Co.	23,120
200		Schweitzer-Mauduit International, Inc.	4,660
15,067	@, @@	Smurfit Kappa PLC	348,733
800	L	Wausau Paper Corp.	8,920
			464,979
		Gas: 0.2%
400		Atmos Energy Corp.	11,328
1,414		Energen Corp.	80,768
400		New Jersey Resources Corp.	19,836
1,000	L	Northwest Natural Gas Co.	45,700
1,200	L	Piedmont Natural Gas Co.	30,108
100		South Jersey Industries, Inc.	3,480
1,700		Southern Union Co.	52,887
700	L	Southwest Gas Corp.	19,803
1,930		UGI Corp.	50,141
700		Vectren Corp.	19,103
2,800		WGL Holdings, Inc.	94,892
			428,046
		Hand/Machine Tools: 0.3%
600		Baldor Electric Co.	23,970
4,400		Black & Decker Corp.	366,520
100	L	Kennametal, Inc.	8,398
200		Lincoln Electric Holdings, Inc.	15,522
300		Regal-Beloit Corp.	14,367
5,100		Snap-On, Inc.	252,654
			681,431
		Health Care: 0.0%
800		LTC Properties, Inc.	18,936
700	L	Medical Properties Trust, Inc.	9,324
1,000	L	Senior Housing Properties Trust	22,060
			50,320
		Healthcare — Products: 1.9%
1,200	@, L	Advanced Medical Optics, Inc.	36,708
800	@, L	American Medical Systems Holdings, Inc.	13,560
300	@, L	Arthrocare Corp.	16,767
5,300		Baxter International, Inc.	298,284
400	L	Beckman Coulter, Inc.	29,504
800		Becton Dickinson & Co.	65,640
700	@, L	Biolase Technology, Inc.	4,788
100	@	Conmed Corp.	2,799
600	L	Cooper Cos., Inc.	31,452
1,500		CR Bard, Inc.	132,285
200	@, L	Cyberonics	2,788
1,300	@	Cytyc Corp.	61,945
3,224		Densply International, Inc.	134,247
300	@, L	DJO, Inc.	14,730

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
1,100	@, L	Edwards Lifesciences Corp.	$54,241
800	@	Gen-Probe, Inc.	53,264
400	@	Haemonetics Corp.	19,768
1,600	@, L	Henry Schein, Inc.	97,344
400		Hillenbrand Industries, Inc.	22,008
784	@, L	Hologic, Inc.	47,824
300	@, L	ICU Medical, Inc.	11,625
467	@, L	Idexx Laboratories, Inc.	51,179
800	@	Immucor, Inc.	28,600
400	@, L	Intuitive Surgical, Inc.	92,000
200		Invacare Corp.	4,676
43,700		Johnson & Johnson	2,871,090
200	@	Kensey Nash Corp.	5,222
530	@, L	Kyphon, Inc.	37,100
300	L	LCA-Vision, Inc.	8,817
7,500		Medtronic, Inc.	423,075
700	L	Mentor Corp.	32,235
400	L	Meridian Bioscience, Inc.	12,128
500	@	Osteotech, Inc.	3,760
200	@, L	Palomar Medical Technologies, Inc.	5,698
300	L	PolyMedica Corp.	15,756
400	@, L	Possis Medical, Inc.	5,420
1,100	@, L	PSS World Medical, Inc.	21,043
600	@, L	Resmed, Inc.	25,722
1,015	@	Respironics, Inc.	48,750
2,100	@	St. Jude Medical, Inc.	92,547
1,400		Stryker Corp.	96,264
300	@, L	SurModics, Inc.	14,703
300	@, L	Symmetry Medical, Inc.	5,010
1,100	@	Techne Corp.	69,388
1,500	@, L	Varian Medical Systems, Inc.	62,835
300	@, L	Ventana Medical Systems	25,773
			5,210,362
		Healthcare — Services: 1.2%
3,700		Aetna, Inc.	200,799
300	@, L	Amedisys, Inc.	11,526
800	@	AMERIGROUP Corp.	27,584
400	@, L	Amsurg Corp.	9,228
300	@	Apria Healthcare Group, Inc.	7,803
700	@, L	Centene Corp.	15,057
800	@, W	Covance, Inc.	62,320
9,350	@	Coventry Health Care, Inc.	581,664
8,200	@@	Fresenius Medical Care AG & Co. KGaA	435,614
400	@, L	Gentiva Health Services, Inc.	7,684
1,400	L	Health Management Associates, Inc.	9,716
1,800	@, L	Health Net, Inc.	97,290
600	@, L	Healthways, Inc.	32,382
3,350	@	Humana, Inc.	234,098
1,000	@	Lincare Holdings, Inc.	36,650
300	@, L	Matria Healthcare, Inc.	7,848
200	@	Medcath Corp.	5,492
300	@, L	Odyssey HealthCare, Inc.	2,883
760	@, L	Pediatrix Medical Group, Inc.	49,719
400	@, L	Psychiatric Solutions, Inc.	15,712
200	@, L	Res-Care, Inc.	4,568
800	@	Sierra Health Services, Inc.	33,752
500	@, L	Sunrise Senior Living, Inc.	17,685
16,800		UnitedHealth Group, Inc.	813,624
600	@	WellCare Health Plans, Inc.	63,258
5,200	@	WellPoint, Inc.	410,384
			3,194,340
		Holding Companies — Diversified: 0.1%
2,507	@@	LVMH Moet Hennessy Louis Vuitton SA	300,106
			300,106
		Home Builders: 0.2%
1,300	@, L	Champion Enterprises, Inc.	14,274
600	@, L	Fleetwood Enterprises, Inc.	5,130
77,500	@, @@	Haseko Corp.	184,619
1,100	@, L	Hovnanian Enterprises, Inc.	12,199
6,900	L	KB Home	172,914
900		M/I Homes, Inc.	12,501
1,300	L	MDC Holdings, Inc.	53,222
500	@, L	Meritage Homes Corp.	7,060
100	@, L	NVR, Inc.	47,025
300		Ryland Group, Inc.	6,429
300		Skyline Corp.	9,024
1,000	L	Standard-Pacific Corp.	5,490
799		Thor Industries, Inc.	35,947
1,300	@, L	Toll Brothers, Inc.	25,987
600	L	Winnebago Industries	14,328
			606,149
		Home Furnishings: 0.1%
400	@	Audiovox Corp.	4,116
600		Ethan Allen Interiors, Inc.	19,614

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
700		Harman International Industries, Inc.	$60,564
400	L	La-Z-Boy, Inc.	2,952
14,000	@@	Matsushita Electric Industrial Co., Ltd.	260,077
100	@	Universal Electronics, Inc.	3,250
			350,573
		Hotels: 0.0%
2,400	L	Hospitality Properties Trust	97,560
			97,560
		Household Products/Wares: 0.3%
1,900		American Greetings Corp.	50,160
600	L	Blyth, Inc.	12,270
800	@, L	Central Garden and Pet Co.	7,184
700	@, L	Fossil, Inc.	26,152
5,800	@@	Henkel KGaA - Vorzug	297,628
4,100		Kimberly-Clark Corp.	288,066
800	@	Playtex Products, Inc.	14,624
200		Scotts Miracle-Gro Co.	8,550
1,463	@, L	Spectrum Brands, Inc.	8,485
1,200		Tupperware Corp.	37,788
			750,907
		Housewares: 0.0%
500		Toro Co.	29,415
			29,415
		Insurance: 3.9%
7,100	@@	ACE Ltd.	430,047
15,200		Allstate Corp.	869,288
2,875	L	American Financial Group, Inc.	81,995
38,900		American International Group, Inc.	2,631,585
2,200		Arthur J Gallagher & Co.	63,734
2,300		Brown & Brown, Inc.	60,490
14,100		Chubb Corp.	756,324
4,300		Cigna Corp.	229,147
1,000	L	Commerce Group, Inc.	29,470
1,000		Delphi Financial Group	40,420
1,400	@@, L	Everest Re Group Ltd.	154,336
1,200		Fidelity National Title Group, Inc.	20,976
500		First American Corp.	18,310
16,900		Genworth Financial, Inc.	519,337
1,100	L	Hanover Insurance Group, Inc.	48,609
7,140		Hartford Financial Services Group, Inc.	660,807
2,400		HCC Insurance Holdings, Inc.	68,736
500		Hilb Rogal & Hobbs Co.	21,665
600		Horace Mann Educators Corp.	11,826
100		Infinity Property & Casualty Corp.	4,022
320	L	Landamerica Financial Group, Inc.	12,474
161,013	@@	Legal & General Group PLC	439,363
1,100		Mercury General Corp.	59,323
15,350	L	Metlife, Inc.	1,070,356
1,040	@	Philadelphia Consolidated Holding Co.	42,994
600		Presidential Life Corp.	10,176
800	@, L	ProAssurance Corp.	43,096
1,700		Protective Life Corp.	72,148
10,281		Prudential Financial, Inc.	1,003,220
310	L	Radian Group, Inc.	7,217
400		RLI Corp.	22,688
300	L	Safety Insurance Group, Inc.	10,782
1,390	L	Selective Insurance Group	29,579
800		Stancorp Financial Group, Inc.	39,608
100		Stewart Information Services Corp.	3,427
200		Tower Group, Inc.	5,236
12,600		Travelers Cos., Inc.	634,284
200	@, L	Triad Guaranty, Inc.	3,794
300	L	United Fire & Casualty Co.	11,727
1,100	L	Unitrin, Inc.	54,549
3,017		WR Berkley Corp.	89,394
700	L	Zenith National Insurance Corp.	31,423
1,370	@@	Zurich Financial Services AG	410,691
			10,828,673
		Internet: 1.0%
4,700	@, L	Amazon.com, Inc.	437,805
400	@, L	Authorize.Net Holdings, Inc.	7,052
400	@	Avocent Corp.	11,648
200	@, L	Blue Coat Systems, Inc.	15,752
300	@	Blue Nile, Inc.	28,236
1,000	@, L	Checkfree Corp.	46,540
300	@, L	Cybersource Corp.	3,507
500	@, L	Digital River, Inc.	22,375
9,000	@	eBay, Inc.	351,180
200	@	F5 Networks, Inc.	7,438
1,900	@	Google, Inc. - Class A	1,077,813
6,100	@, L	IAC/InterActiveCorp.	180,987
600	@	Infospace, Inc.	10,536
700	@, L	j2 Global Communications, Inc.	22,911
370	@, L	Knot, Inc.	7,866

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
2,190	@	McAfee, Inc.	$76,365
1,300	@	Napster, Inc.	4,251
500	@, L	NetFlix, Inc.	10,360
500	@	PC-Tel, Inc.	3,795
490	@, L	Perficient, Inc.	10,716
1,000	@	Secure Computing Corp.	9,730
300	@, L	Stamps.com, Inc.	3,591
16,700	@, L	Symantec Corp.	323,646
1,100		United Online, Inc.	16,511
1,200	@, L	Valueclick, Inc.	26,952
700	@, L	Websense, Inc.	13,811
			2,731,374
		Iron/Steel: 0.5%
600		Allegheny Technologies, Inc.	65,970
220	L	Carpenter Technology Corp.	28,602
470	L	Cleveland-Cliffs, Inc.	41,346
300	@	Material Sciences Corp.	3,186
7,600		Nucor Corp.	451,972
700		Reliance Steel & Aluminum Co.	39,578
400	L	Ryerson, Inc.	13,496
700		Steel Dynamics, Inc.	32,690
65,000	@@	Sumitomo Metal Industries Ltd.	376,814
2,900		United States Steel Corp.	307,226
			1,360,880
		Leisure Time: 0.1%
1,300		Callaway Golf Co.	20,813
400	@, L	Life Time Fitness, Inc.	24,536
400	L	Nautilus, Inc.	3,188
610	L	Polaris Industries, Inc.	26,608
43,605	@, @@	TUI Travel PLC	224,823
600	@, L	WMS Industries, Inc.	19,860
			319,828
		Lodging: 0.1%
300		Boyd Gaming Corp.	12,855
2,000		Harrah’s Entertainment, Inc.	173,860
3,900		Hilton Hotels Corp.	181,311
200		Marcus Corp.	3,840
100	@, L	Monarch Casino & Resort, Inc.	2,845
			374,711
		Machinery — Construction & Mining: 0.4%
300	@, L	Astec Industries, Inc.	17,235
17,190	@@	Atlas Copco AB - Class B	273,908
4,200		Caterpillar, Inc.	329,406
11,400	@@	Hitachi Construction Machinery Co., Ltd.	452,833
1,500		Joy Global, Inc.	76,290
800	@	Terex Corp.	71,216
			1,220,888
		Machinery — Diversified: 0.6%
1,700	@, L	AGCO Corp.	86,309
200	L	Albany International Corp.	7,498
700	L	Applied Industrial Technologies, Inc.	21,581
800	L	Briggs & Stratton Corp.	20,144
200		Cascade Corp.	13,034
700		Cognex Corp.	12,432
8,800		Cummins, Inc.	1,125,432
500		Deere & Co.	74,210
400		Flowserve Corp.	30,472
800	@, L	Gardner Denver, Inc.	31,200
200		Graco, Inc.	7,822
900		IDEX Corp.	32,751
300	@, L	Intevac, Inc.	4,560
200	L	Lindsay Manufacturing Co.	8,756
1,700		Manitowoc Co., Inc.	75,276
1,000		Nordson Corp.	50,210
200	L	Robbins & Myers, Inc.	11,458
900		Rockwell Automation, Inc.	62,559
500	@, L	Zebra Technologies Corp.	18,245
			1,693,949
		Media: 1.0%
5,400		Clear Channel Communications, Inc.	202,176
600		John Wiley & Sons, Inc.	26,958
3,400		McGraw-Hill Cos., Inc.	173,094
11,400		News Corp. - Class A	250,686
1,100	@, W	Radio One, Inc.	4,103
20,600		Time Warner, Inc.	378,216
2,700	@	Viacom - Class B	105,219
10,783	@@	Vivendi	455,646
36,600		Walt Disney Co.	1,258,674
			2,854,772
		Metal Fabricate/Hardware: 0.1%
350	L	AM Castle & Co.	11,410
2,300		Commercial Metals Co.	72,795
300	L	Kaydon Corp.	15,597
100		Lawson Products	3,481

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware (continued)
800	L	Mueller Industries, Inc.	$28,912
500		Precision Castparts Corp.	73,990
662	L	Quanex Corp.	31,101
600		Timken Co.	22,290
200		Valmont Industries, Inc.	16,970
300	L	Worthington Industries	7,068
			283,614
		Mining: 0.5%
300	L	Amcol International Corp.	9,927
17,374	@@	BHP Billiton Ltd.	678,424
300	@, L	Brush Engineered Materials, Inc.	15,567
400	@, L	Century Aluminum Co.	21,060
7,000		Freeport-McMoRan Copper & Gold, Inc.	734,230
300	@, L	RTI International Metals, Inc.	23,778
			1,482,986
		Miscellaneous Manufacturing: 2.7%
4,600		3M Co.	430,468
800		Acuity Brands, Inc.	40,384
370	L	AO Smith Corp.	16,236
798		Aptargroup, Inc.	30,220
500	L	Barnes Group, Inc.	15,960
400	@, L	Ceradyne, Inc.	30,296
700		Clarcor, Inc.	23,947
1,800		Crane Co.	86,346
300	L	Donaldson Co., Inc.	12,528
17,200		Dover Corp.	876,340
5,500	L	Eastman Kodak Co.	147,180
7,200		Eaton Corp.	713,088
420	@, L	EnPro Industries, Inc.	17,052
50,892		General Electric Co.	2,106,929
500		Harsco Corp.	29,635
2,400		Honeywell International, Inc.	142,728
1,200		Illinois Tool Works, Inc.	71,568
3,900		ITT Corp.	264,927
21,500	@@	Konica Minolta Holdings, Inc.	362,995
400	@	Lydall, Inc.	3,712
200		Matthews International Corp. - Class A	8,760
400	L	Myers Industries, Inc.	7,928
6,900		Parker Hannifin Corp.	771,627
1,800	L	Pentair, Inc.	59,724
900		Roper Industries, Inc.	58,950
5,773	@@	Siemens AG	790,394
300	L	SPX Corp.	27,768
200	L	Standex International Corp.	4,136
600	@, L	Sturm Ruger & Co., Inc.	10,746
1,389		Teleflex, Inc.	108,231
300		Tredegar Corp.	5,175
300		Trinity Industries, Inc.	11,262
5,175	@@	Tyco International Ltd.	229,460
			7,516,700
		Office Furnishings: 0.0%
1,572	L	Herman Miller, Inc.	42,664
900	L	HNI, Corp.	32,400
700		Interface, Inc.	12,635
			87,699
		Office Property: 0.0%
300		Kilroy Realty Corp.	18,189
200		Mack-Cali Realty Corp.	8,220
			26,409
		Oil & Gas: 5.7%
1,300		Anadarko Petroleum Corp.	69,875
500	@, L	Atwood Oceanics, Inc.	38,280
390	@, L	Bill Barrett Corp.	15,370
1,300		Cabot Oil & Gas Corp.	45,708
29,881		Chevron Corp.	2,796,264
800	L	Cimarex Energy Co.	29,800
19,900		ConocoPhillips	1,746,623
800	@, L	Denbury Resources, Inc.	35,752
800		Devon Energy Corp.	66,560
1,100		ENSCO International, Inc.	61,710
11,700	@@	ERG S.p.A.	256,137
61,250		ExxonMobil Corp.	5,669,300
700	@, L	Forest Oil Corp.	30,128
1,600		Frontier Oil Corp.	66,624
2,710		Helmerich & Payne, Inc.	88,969
1,100		Hess Corp.	73,183
15,400		Marathon Oil Corp.	878,108
5,400		Murphy Oil Corp.	377,406
400	@, L	Newfield Exploration Co.	19,264
2,400		Noble Corp.	117,720
2,580		Noble Energy, Inc.	180,703
8,300		Occidental Petroleum Corp.	531,864
1,500	L	Patterson-UTI Energy, Inc.	33,855
300	L	Penn Virginia Corp.	13,194

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
4,060	@@, L	Petroleo Brasileiro SA ADR	$306,530
200	@, L	Petroleum Development Corp.	8,870
670	@, L	Pioneer Drilling Co.	8,161
900	@, L	Plains Exploration & Production Co.	39,798
700	L	Pogo Producing Co.	37,177
1,800	@, L	Pride International, Inc.	65,790
200	@, L	Quicksilver Resources, Inc.	9,410
13,252	@@	Royal Dutch Shell PLC - Class B	543,750
1,600	@	Southwestern Energy Co.	66,960
900	L	St. Mary Land & Exploration Co.	32,103
400	@	Stone Energy Corp.	16,004
400	@	Swift Energy Co.	16,368
6,500	@@	Total SA	526,714
1,900	@, L	Transocean, Inc.	214,795
400	@	Unit Corp.	19,360
8,300		Valero Energy Corp.	557,594
			15,711,781
		Oil & Gas Services: 1.2%
1,700	@, L	Cameron International Corp.	156,893
100	L	CARBO Ceramics, Inc.	5,073
400	@	Dril-Quip, Inc.	19,740
920	@, L	Exterran Holdings, Inc.	73,913
1,500	@, L	FMC Technologies, Inc.	86,490
2,200	@	Grant Prideco, Inc.	119,944
100		Gulf Island Fabrication, Inc.	3,839
20,120	L	Halliburton Co.	772,608
1,300	@, L	Helix Energy Solutions Group, Inc.	55,198
500	@, L	Hornbeck Offshore Services, Inc.	18,350
200	L	Lufkin Industries, Inc.	11,004
400	@, L	Matrix Service Co.	8,380
240	@, L	NATCO Group, Inc.	12,420
1,000	@	National Oilwell Varco, Inc.	144,500
900	@, L	Oceaneering International, Inc.	68,220
14,150	@, @@	Petroleum Geo-Services ASA	408,601
9,900		Schlumberger Ltd.	1,039,500
300	@, L	SEACOR Holdings, Inc.	28,530
600	@, L	Superior Energy Services	21,264
800	@, L	Tetra Technologies, Inc.	16,912
2,200	@, L	Weatherford International Ltd.	147,796
500	@	W-H Energy Services, Inc.	36,875
			3,256,050
		Packaging & Containers: 0.2%
500		Packaging Corp. of America	14,535
11,500	@, L	Pactiv Corp.	329,590
2,800		Sonoco Products Co.	84,504
			428,629
		Pharmaceuticals: 2.8%
1,000		Allergan, Inc.	64,470
400		Alpharma, Inc.	8,544
10,800		AmerisourceBergen Corp.	489,564
7,555	@@	AstraZeneca PLC	378,135
200	@, L	Bradley Pharmaceuticals, Inc.	3,640
23,200		Bristol-Myers Squibb Co.	668,624
1,800		Cardinal Health, Inc.	112,554
900	@, L	Cephalon, Inc.	65,754
5,600		Eli Lilly & Co.	318,808
2,000	@	Endo Pharmaceuticals Holdings, Inc.	62,020
7,700	@	Forest Laboratories, Inc.	287,133
7,300	@	Gilead Sciences, Inc.	298,351
21,500	@@	GlaxoSmithKline PLC	570,245
400	@	HealthExtras, Inc.	11,132
1,200	@	Medco Health Solutions, Inc.	108,468
1,300		Medicis Pharmaceutical Corp.	39,663
18,800		Merck & Co., Inc.	971,772
1,000	@, L	MGI Pharma, Inc.	27,780
1,000	@	NBTY, Inc.	40,600
400	@, L	Noven Pharmaceuticals, Inc.	6,372
2,911	@@	Omega Pharma SA	255,101
1,000		Omnicare, Inc.	33,130
300	@, L	PetMed Express, Inc.	4,203
400	@, L	PharMerica Corp.	5,968
2,830	@@	Roche Holding AG	512,434
71,800		Schering-Plough Corp.	2,271,034
500	@, L	Sciele Pharma, Inc.	13,010
1,500	@, L	Sepracor, Inc.	41,250
1,140	@	Theragenics Corp.	5,119
200	@, L	USANA Health Sciences, Inc.	8,750
400	@, L	Valeant Pharmaceuticals International	6,192
1,100	@, L	VCA Antech, Inc.	45,925
1,100	@, L	Viropharma, Inc.	9,790
			7,745,535
		Pipelines: 0.1%
800		Equitable Resources, Inc.	41,496
1,300		National Fuel Gas Co.	60,853

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pipelines (continued)
2,400	L	Oneok, Inc.	$113,760
2,000	L	Williams Cos., Inc.	68,120
			284,229
		Real Estate: 0.2%
17,000	@@	Cheung Kong Holdings Ltd.	279,879
420		Jones Lang LaSalle, Inc.	43,159
9,000	@@	Mitsui Fudosan Co., Ltd.	248,500
			571,538
		Regional Malls: 0.0%
1,000	L	Macerich Co.	87,580
			87,580
		Retail: 3.4%
600	@, L	99 Cents Only Stores	6,162
300		Advance Auto Parts, Inc.	10,068
1,800	@, L	Aeropostale, Inc.	34,308
2,947		American Eagle Outfitters	77,536
500	@, L	AnnTaylor Stores Corp.	15,835
900	L	Applebees International, Inc.	22,392
2,900	@	Autozone, Inc.	336,806
200		Barnes & Noble, Inc.	7,052
3,900		Best Buy Co., Inc.	179,478
200	L	Big 5 Sporting Goods Corp.	3,740
9,600	@, L	Big Lots, Inc.	286,464
200	@	BJ’s Wholesale Club, Inc.	6,632
700	L	Brinker International, Inc.	19,208
675		Brown Shoe Co., Inc.	13,095
530	@, L	Cabela’s, Inc.	12,535
300	@, L	California Pizza Kitchen, Inc.	5,271
1,900	@, L	Carmax, Inc.	38,627
600		Casey’s General Stores, Inc.	16,620
500	L	Cash America International, Inc.	18,800
600	L	Cato Corp.	12,264
200		CBRL Group, Inc.	8,160
600	@, L	CEC Entertainment, Inc.	16,122
400	@, L	Charlotte Russe Holding, Inc.	5,856
200	@, L	Cheesecake Factory	4,694
1,700	@, L	Chico’s FAS, Inc.	23,885
400	@, L	Childrens Place Retail Stores, Inc.	9,712
1,100	L	Christopher & Banks Corp.	13,332
700	L	CKE Restaurants, Inc.	11,347
600	@, L	Coldwater Creek, Inc.	6,516
400	@	Copart, Inc.	13,756
13,900		Costco Wholesale Corp.	853,043
10,600		CVS Caremark Corp.	420,078
700	@, L	Dick’s Sporting Goods, Inc.	47,005
1,800	@	Dollar Tree Stores, Inc.	72,972
11,800	@@, L	Don Quijote Co., Ltd.	242,698
700	@, L	Dress Barn, Inc.	11,907
10,900	L	Family Dollar Stores, Inc.	289,504
1,400	L	Finish Line	6,076
200	@, L	First Cash Financial Services, Inc.	4,684
400		Foot Locker, Inc.	6,132
300	L	Fred’s, Inc.	3,159
2,100	@, L	GameStop Corp.	118,335
300	@, L	Genesco, Inc.	13,839
100	L	Group 1 Automotive, Inc.	3,357
410	@	Guitar Center, Inc.	24,313
400	@, L	Hibbett Sporting Goods, Inc.	9,920
14,200	L	Home Depot, Inc.	460,648
1,000	@, L	HOT Topic, Inc.	7,460
300	L	IHOP Corp.	18,999
700	@, L	Insight Enterprises, Inc.	18,067
500	@, L	Jack in the Box, Inc.	32,420
7,200		JC Penney Co., Inc.	456,264
500	@, L	Jo-Ann Stores, Inc.	10,550
400	@, L	JOS A Bank Clothiers, Inc.	13,368
300	L	Longs Drug Stores Corp.	14,901
9,900		Lowe’s Cos., Inc.	277,398
300	@, L	MarineMax, Inc.	4,368
21,900		McDonald’s Corp.	1,192,893
882	L	Men’s Wearhouse, Inc.	44,559
100		Movado Group, Inc.	3,192
1,100		MSC Industrial Direct Co.	55,649
1,300	L	Nordstrom, Inc.	60,957
700	@, L	O’Reilly Automotive, Inc.	23,387
545	@, L	Panera Bread Co.	22,236
200	@, L	Papa John’s International, Inc.	4,888
600		PEP Boys-Manny Moe & Jack	8,418
1,000	L	Petsmart, Inc.	31,900
600	@, L	PF Chang’s China Bistro, Inc.	17,760
11,514	@@	Punch Taverns PLC	231,224
8,200	L	RadioShack Corp.	169,412
410	@	Rare Hospitality International, Inc.	15,625
200	@, L	Red Robin Gourmet Burgers, Inc.	8,580

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,800	L	Regis Corp.	$57,438
1,300		Ross Stores, Inc.	33,332
900	@, L	Saks, Inc.	15,435
300	@, L	School Specialty, Inc.	10,389
768	@, L	Select Comfort Corp.	10,714
12,300	@@	Seven & I Holdings Co., Ltd.	315,189
1,477	@, L	Sonic Corp.	34,562
300	L	Stage Stores, Inc.	5,469
3,400	@	Starbucks Corp.	89,080
400	L	Stein Mart, Inc.	3,044
6,000		Target Corp.	381,420
800	@, L	Texas Roadhouse, Inc.	9,360
18,900		TJX Cos., Inc.	549,423
400	@, L	Tractor Supply Co.	18,436
1,000	L	Triarc Cos.	12,510
700	@, L	Tween Brands, Inc.	22,988
800	@, L	Urban Outfitters, Inc.	17,440
4,100		Walgreen Co.	193,684
17,100		Wal-Mart Stores, Inc.	746,415
7,900		Wendy’s International, Inc.	275,789
500	L	Williams-Sonoma, Inc.	16,310
400	L	World Fuel Services Corp.	16,324
800	@, L	Zale Corp.	18,512
230	@, L	Zumiez, Inc.	10,205
			9,431,886
		Savings & Loans: 0.6%
2,200	L	Astoria Financial Corp.	58,366
1,900		BankAtlantic Bancorp., Inc.	16,473
1,200	L	Bankunited Financial Corp.	18,648
100	L	Downey Financial Corp.	5,780
1,700	L	First Niagara Financial Group, Inc.	24,055
500	@, L	FirstFed Financial Corp.	24,775
300	L	Flagstar Bancorp., Inc.	2,919
40,800		Hudson City Bancorp., Inc.	627,504
3,000	L	New York Community Bancorp., Inc.	57,150
800		Washington Federal, Inc.	21,008
21,800	L	Washington Mutual, Inc.	769,758
			1,626,436
		Semiconductors: 1.4%
1,200	@	Actel Corp.	12,876
900	@, L	AMIS Holdings, Inc.	8,739
8,000		Applied Materials, Inc.	165,600
300	@	ATMI, Inc.	8,925
700	@, L	Axcelis Technologies, Inc.	3,577
1,200	@	Brooks Automation, Inc.	17,088
200	@, L	Cabot Microelectronics Corp.	8,550
300		Cohu, Inc.	5,625
800	@, L	Cree, Inc.	24,880
1,100	@, L	Cypress Semiconductor Corp.	32,131
400	@, L	Diodes, Inc.	12,840
600	@, L	DSP Group, Inc.	9,498
4,700	@, @@, L	Elpida Memory, Inc.	171,498
700	@, L	Exar Corp.	9,142
2,200	@	Fairchild Semiconductor International, Inc.	41,096
400	@	Integrated Device Technology, Inc.	6,192
56,300		Intel Corp.	1,455,918
800	@, L	International Rectifier Corp.	26,392
2,000		Intersil Corp.	66,860
1,200	@, L	Kulicke & Soffa Industries, Inc.	10,176
1,765	@, L	Lam Research Corp.	94,004
1,100	@	MEMC Electronic Materials, Inc.	64,746
1,300	L	Micrel, Inc.	14,040
1,000	@, L	Microsemi Corp.	27,880
300	@, L	MKS Instruments, Inc.	5,706
5,500	L	National Semiconductor Corp.	149,160
10,650	@	Nvidia Corp.	385,956
680	@	Pericom Semiconductor Corp.	7,970
500	@	Photronics, Inc.	5,705
2,100	@, L	Semtech Corp.	43,008
300	@, L	Silicon Laboratories, Inc.	12,528
2,500	@	Skyworks Solutions, Inc.	22,600
300	@	Standard Microsystems Corp.	11,526
100	@, L	Supertex, Inc.	3,988
18,853	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	190,792
16,400	@, L	Teradyne, Inc.	226,320
8,500		Texas Instruments, Inc.	311,015
4,200	@@	Tokyo Electron Ltd.	264,915
200	@, L	Ultratech, Inc.	2,772
1,233	@, L	Varian Semiconductor Equipment Associates, Inc.	65,990
			4,008,224
		Shopping Centers: 0.0%
600		Inland Real Estate Corp.	9,294
500	L	Regency Centers Corp.	38,375
300	L	Tanger Factory Outlet Centers, Inc.	12,177
			59,846

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Single Tenant: 0.0%
500		National Retail Properties, Inc.	$12,190
			12,190
		Software: 1.9%
3,000	@	Activision, Inc.	64,770
800	L	Acxiom Corp.	15,832
3,900	@	Adobe Systems, Inc.	170,274
200	@	Advent Software, Inc.	9,394
800	@, L	Allscripts Healthcare Solutions, Inc.	21,624
1,120	@, L	Ansys, Inc.	38,270
6,800	@	Autodesk, Inc.	339,796
500	@, L	Avid Technology, Inc.	13,540
600	L	Blackbaud, Inc.	15,144
11,300	@	BMC Software, Inc.	352,899
2,500		Broadridge Financial Solutions ADR	47,375
22,000		CA, Inc.	565,840
1,700	@	Captaris, Inc.	8,993
700	@, L	Cerner Corp.	41,867
1,700	@	Citrix Systems, Inc.	68,544
500	@, L	Concur Technologies, Inc.	15,760
500	@, L	CSG Systems International	10,625
600	@, L	Digi International, Inc.	8,544
418		Dun & Bradstreet Corp.	41,219
300	@	Epicor Software Corp.	4,131
300	L	Fair Isaac Corp.	10,833
400		Global Payments, Inc.	17,688
1,400	@, L	Informatica Corp.	21,980
500	@, L	JDA Software Group, Inc.	10,330
300	@	Mantech International Corp.	10,794
68,950		Microsoft Corp.	2,031,267
700		MoneyGram International, Inc.	15,813
14,300	@, L	Novell, Inc.	109,252
560	@, L	Omnicell, Inc.	15,982
31,300	@	Oracle Corp.	677,645
670	@, L	Phase Forward, Inc.	13,407
400	@, L	Phoenix Technologies Ltd.	4,284
700	@, L	Progress Software Corp.	21,210
100	L	Quality Systems, Inc.	3,663
500	@, L	Smith Micro Software, Inc.	8,030
300	@, L	SPSS, Inc.	12,342
2,405	@, L	Sybase, Inc.	55,628
900	@, L	Take-Two Interactive Software, Inc.	15,372
15,872	@, @@	Tele Atlas NV	459,589
700	@, L	THQ, Inc.	17,486
460	@, L	Tyler Technologies, Inc.	6,141
			5,393,177
		Storage: 0.0%
100		Sovran Self Storage, Inc.	4,584
			4,584
		Storage/Warehousing: 0.0%
200	@, L	Mobile Mini, Inc.	4,832
			4,832
		Telecommunications: 3.7%
4,100	@	3Com Corp.	20,254
1,200	@, L	Adaptec, Inc.	4,584
1,400	@	ADC Telecommunications, Inc.	27,454
300		Adtran, Inc.	6,909
25,536	@@	Alcatel SA	260,537
3,400		Alltel Corp.	236,912
1,800	@, L	Andrew Corp.	24,930
400	@, L	Anixter International, Inc.	32,980
1,600	@, L	Arris Group, Inc.	19,760
52,947		AT&T, Inc.	2,240,188
4,800	@, L	Avaya, Inc.	81,408
100		Black Box Corp.	4,276
600	@	C-COR, Inc.	6,894
8,900		CenturyTel, Inc.	411,358
7,200	@	Cincinnati Bell, Inc.	35,568
70,300	@	Cisco Systems, Inc.	2,327,633
600	@, L	CommScope, Inc.	30,144
400	@, L	Comtech Telecommunications	21,396
14,400		Corning, Inc.	354,960
1,100	@, L	Ditech Networks, Inc.	5,797
2,200		Embarq Corp.	122,320
300	@, L	General Communication, Inc.	3,642
900	@	Harmonic, Inc.	9,549
2,006		Harris Corp.	115,927
5,200	@, L	Juniper Networks, Inc.	190,372
500	@, L	Netgear, Inc.	15,210
400	@, L	Network Equipment Technologies, Inc.	5,800
1,400	@, L	NeuStar, Inc.	48,006
600	@, L	Novatel Wireless, Inc.	13,590
3,043	@@	Orascom Telecom GDR	198,510

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
200		Plantronics, Inc.	$5,710
700	@	Polycom, Inc.	18,802
18,700		Qualcomm, Inc.	790,262
16,100	@, L	Qwest Communications International, Inc.	147,476
4,400	@, L	RF Micro Devices, Inc.	29,612
23,632	@@	Royal KPN NV	409,533
9,900		Sprint Nextel Corp.	188,100
1,200	@	Symmetricom, Inc.	5,640
192,661	@@	Telecom Italia S.p.A. RNC	464,491
1,635		Telephone & Data Systems, Inc.	109,136
500	@	Tollgrade Communications, Inc.	5,060
19,900		Verizon Communications, Inc.	881,172
100	@	Viasat, Inc.	3,083
102,000	@@	Vodafone Group PLC	367,657
			10,302,602
		Textiles: 0.0%
300		G&K Services, Inc.	12,060
1,100	@, L	Mohawk Industries, Inc.	89,430
200	L	Unifirst Corp.	7,492
			108,982
		Toys/Games/Hobbies: 0.1%
400	@, L	Jakks Pacific, Inc.	10,684
6,700		Mattel, Inc.	157,182
100	@	RC2 Corp.	2,769
			170,635
		Transportation: 0.4%
200	L	Alexander & Baldwin, Inc.	10,026
200	L	Arkansas Best Corp.	6,532
200	@, L	Bristow Group, Inc.	8,742
1,300	L	CH Robinson Worldwide, Inc.	70,577
1,300		Con-way, Inc.	59,800
1,800		CSX Corp.	76,914
39	@@	East Japan Railway Co.	307,465
3,000	L	Expeditors International Washington, Inc.	141,900
400	L	Forward Air Corp.	11,912
1,000	L	Heartland Express, Inc.	14,280
700	@, L	HUB Group, Inc.	21,021
500	L	JB Hunt Transport Services, Inc.	13,150
900	@, L	Kansas City Southern	28,953
600	@, L	Kirby Corp.	26,484
600	L	Knight Transportation, Inc.	10,326
800	L	Landstar System, Inc.	33,576
1,700	L	Norfolk Southern Corp.	88,247
600	@, L	Old Dominion Freight Line	14,382
580		Overseas Shipholding Group	44,561
1,430	L	Tidewater, Inc.	89,861
1,100		Union Pacific Corp.	124,366
900	@, L	YRC Worldwide, Inc.	24,588
			1,227,663
		Trucking & Leasing: 0.0%
200		GATX Corp.	8,550
			8,550
		Warehouse/Industrial: 0.0%
400		AMB Property Corp.	23,924
100	L	EastGroup Properties, Inc.	4,526
			28,450
		Water: 0.2%
100	L	American States Water Co.	3,900
800	L	Aqua America, Inc.	18,144
4,720	@@	Veolia Environnement	405,837
			427,881
		Total Common Stock
		(Cost $149,846,114)	177,523,749
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
3,600		iShares S&P SmallCap 600 Index Fund	251,028
2,200	L	Midcap SPDR Trust Series 1	353,980

		Total Exchange-Traded Funds
		(Cost $592,018)	605,008
PREFERRED STOCK: 0.5%
		Diversified Financial Services: 0.1%
9,575	P	Merrill Lynch & Co., Inc.	219,746
			219,746
		Insurance: 0.2%
9,100	@@, P	Aegon NV	202,475
3,000	@@, P	Aegon NV - Series 1	67,950
10,100	P	Metlife, Inc.	249,369
			519,794
		Media: 0.1%
8,523	@@	ProSieben SAT.1 Media AG	267,998
			267,998

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Sovereign: 0.1%
13,000	P	Fannie Mae	$325,000
			325,000
		Total Preferred Stock
		(Cost $1,395,589)	1,332,538
PURCHASED OPTIONS: 0.1%
		Purchased Options: 0.1%
14		Call Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $95.00-Exp 06/16/08	24,763
23		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.00-Exp 03/17/08	31,769
52		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.00-Exp 12/17/07	34,775
52		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.50-Exp 12/17/07	8,775
		Total Purchased Options (Cost $58,340)	100,082
RIGHTS: 0.0%
		Banks: 0.0%
Total Rights16,957	@, @@	Fortis	89,949
		Total Rights (Cost $ -)	89,949

Principal Amount			Value
CORPORATE BONDS/NOTES: 3.7%
		Banks: 1.5%
$220,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	$189,421
284,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	284,097
110,000	@@, C	Bank of Ireland, 5.500%, due 12/29/49	95,540
40,000	@@, C	Bank of Scotland, 5.625%, due 12/31/49	34,471
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,421
60,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	52,276
150,000	@@, C, L	BNP Paribas, 5.238%, due 09/29/49	127,932
216,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	199,676
100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	96,198
20,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	16,101
127,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	138,126
125,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	117,108
350,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	278,833
180,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	142,950
220,000	@@, C, L	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	174,900
20,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	17,370
145,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	151,073
20,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	15,950
140,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	132,553
60,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	55,313
42,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	39,353
163,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	153,551
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	315,953
110,000	@@, C	Societe Generale, 5.469%, due 11/29/49	91,892
270,000	@@, C	Standard Chartered PLC, 5.500%, due 07/29/49	202,163
40,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	30,600
410,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	313,650
156,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	159,582
137,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	136,186
100,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	85,107
181,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	157,731
			4,069,077
		Beverages: 0.0%
140,000	C	Anheuser-Busch Cos., Inc., 5.750%, due 04/01/36	133,507
			133,507
		Chemicals: 0.0%
40,000	Z	Stauffer Chemical, 4.950%, due 04/15/10	35,375
80,000	Z	Stauffer Chemical, 5.840%, due 04/15/18	43,991
80,000	Z	Stauffer Chemical, 7.370%, due 04/15/17	46,690
			126,056
		Diversified: 0.1%
42,000	C	Liberty Property LP, 6.375%, due 08/15/12	43,070
40,000		Liberty Property LP, 6.625%, due 10/01/17	39,998
153,000	C	Liberty Property LP, 7.750%, due 04/15/09	157,669
			240,737

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services: 0.9%
$390,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	$374,626
256,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	265,276
119,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	116,464
75,000	@@, C	Financiere CSFB NV, 5.375%, due 03/29/49	64,181
148,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	146,094
164,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	189,085
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	250,331
191,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	181,858
95,000	@@, C	Paribas, 5.375%, due 12/31/49	80,484
56,833	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	56,088
255,777	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	257,913
159,000	C	Residential Capital, LLC, 7.500%, due 04/17/13	128,529
1,052,895	#, Z	Toll Road Investors Partnership II LP, 16.700%, due 02/15/45	143,589
100,000	#, C	Twin Reefs Pass-Through Trust, 6.122%, due 12/10/49	79,374
157,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	162,360
108,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	112,459
			2,608,711
		Electric: 0.4%
341,000	C	Commonwealth Edison, 6.150%, due 03/15/12	350,416
165,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	153,055
162,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	161,722
40,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	45,794
70,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	68,180
160,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	163,761
154,000	C	NorthWestern Corp., 5.875%, due 11/01/14	150,351
			1,093,279
		Food: 0.1%
210,000		Kraft Foods, Inc., 7.000%, due 08/11/37	221,015
			221,015
		Insurance: 0.1%
234,000	@@, C	Aegon NV, 5.862%, due 12/31/49	185,445
			185,445
		Multi-National: 0.0%
90,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	86,074
			86,074
		Oil & Gas: 0.2%
115,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	109,020
29,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	30,500
25,000	C	Marathon Oil Corp., 6.600%, due 10/01/37	25,812
68,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	70,412
243,000	#	Pemex Project Funding Master Trust, 6.994%, due 06/15/10	247,860
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	124,325
			607,929
		Pharmaceuticals: 0.1%
149,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	141,131
			141,131
		Retail: 0.1%
52,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	45,759
236,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	245,726
			291,485
		Telecommunications: 0.2%
261,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	266,163
140,000	C	Embarq Corp., 7.995%, due 06/01/36	149,605
38,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	36,774
125,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	120,273
			572,815
		Total Corporate Bonds/Notes
		(Cost $10,706,433)	10,377,261
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.6%
		Federal Home Loan Mortgage Corporation: 5.2%
379,712	C, S	4.500%, due 12/15/16	375,305
418,139	C, S	5.000%, due 08/15/16	414,275
429,000	C, S	5.000%, due 05/15/20	416,516
177,000	C, S	5.000%, due 09/15/31	163,611
67,000	C, S	5.000%, due 02/15/32	64,229
161,000	C, S	5.000%, due 04/15/32	156,879
561,000	W	5.000%, due 11/15/34	534,966
554,000	Z	5.230%, due 03/15/31	165,183
417,000	C	5.250%, due 03/15/12	419,527
99,000	C, S	5.500%, due 12/15/20	98,395
1,589,000	C, S	5.500%, due 09/15/32	1,562,993
59,000	C, S	5.500%, due 10/15/32	57,803
53,000	C, S	5.500%, due 11/15/32	52,496
177,000	C, S	5.500%, due 07/15/33	174,572
839,000	W	5.500%, due 11/15/34	821,302
338,645	C, S	6.000%, due 01/15/29	345,375
119,876	S	6.000%, due 02/01/29	120,891
3,133,000	W	6.000%, due 11/01/33	3,134,469
662,554	C, S	6.103%, due 05/15/33	657,621
4,599,000	W	6.500%, due 10/01/37	4,681,639
96,718	S	7.000%, due 11/01/31	100,443
			14,518,490

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation: 3.3%
$652,000	W	4.500%, due 10/15/18	$627,958
989,000	W	5.000%, due 10/15/18	969,374
916,742	S	5.000%, due 08/01/37	862,733
217,000	C	5.400%, due 03/26/12	217,922
207,544	S	5.500%, due 02/01/18	207,095
2,131,000	W	5.500%, due 10/15/18	2,126,005
838,000	S	5.500%, due 05/25/30	817,158
870,000	W	5.500%, due 11/13/33	851,648
217,907	S	5.500%, due 01/25/36	211,159
313,977	S	5.500%, due 12/25/36	301,081
274,870	S	5.500%, due 06/01/37	269,277
344,000	C	5.550%, due 03/29/10	344,890
2,583	S	6.000%, due 03/01/17	2,624
76,841	S	6.000%, due 10/01/18	77,908
267,399	S	6.000%, due 12/01/18	271,607
71,000	W	6.000%, due 10/15/20	71,943
233,977	S	6.000%, due 04/25/31	239,456
269,000		6.000%, due 11/15/34	269,126
69,247	S	6.500%, due 02/01/28	71,150
67,000		6.500%, due 10/01/31	68,225
159,782	S	6.500%, due 09/01/32	163,668
64,450	S	7.000%, due 06/01/31	67,182
43,918	S	7.500%, due 09/01/31	45,940
			9,155,129
		Government National Mortgage Association: 0.1%
22,435	S	6.500%, due 01/15/29	23,012
64,600	S	6.500%, due 01/15/32	66,188
2,597	S	7.000%, due 12/15/27	2,725
11,994	S	7.000%, due 01/15/28	12,575
78,757	S	7.000%, due 02/15/28	82,571
63,160	S	7.500%, due 12/15/23	66,291
			253,362
		Total U.S. Government Agency Obligations (Cost $23,929,445)	23,926,981
U.S. TREASURY OBLIGATIONS: 13.6%
		U.S. Treasury Bonds: 2.0%
174,000	L	4.750%, due 05/15/14	177,969
2,789,000	L	4.750%, due 08/15/17	2,827,352
2,770,000	L	4.750%, due 02/15/37	2,732,563
			5,737,884
		U.S. Treasury Notes: 10.5%
4,564,000	L	4.000%, due 08/31/09	4,568,637
18,083,000	L	4.125%, due 08/31/12	18,015,207
6,436,000	L	4.500%, due 05/15/10	6,518,966
			29,102,810
		Treasury Inflation Indexed Protected Securities: 1.1%
368,000	L	2.375%, due 04/15/11	388,819
364,000	L	2.375%, due 01/15/17	378,796
1,374,000		2.375%, due 01/15/25	1,532,218
516,000	L	3.875%, due 01/15/09	669,002
			2,968,835
		Total U.S. Treasury Obligations (Cost $37,633,680)	37,809,529
ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.0%
20,320	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	20,250
			20,250
		Credit Card Asset-Backed Securities: 0.0%
95,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	94,747
			94,747
		Home Equity Asset-Backed Securities: 0.3%
592,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	592,928
13,939	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	13,846
8,021	C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	7,987
71,564	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	69,678
			684,439
		Other Asset-Backed Securities: 0.2%
2,110	C, S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	2,112
12,172	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	11,923
11,818	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	11,771
228,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	225,735
31,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	30,594
25,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	24,801
65,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	62,081
85,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	84,365
26,655	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	26,325
21,784	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	21,645
26,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	25,814
			527,166
		Total Asset-Backed Securities (Cost $1,334,256)	1,326,602

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.1%
$272,726	C, S	Banc of America Alternative Loan Trust, 6.288%, due 11/25/21	$277,989
83,328	C, S	Banc of America Alternative Loan Trust, 6.496%, due 04/25/37	84,578
33,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,336
23,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,839
62,142	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	61,924
143,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	142,569
385,217	C, S	Banc of America Funding Corp., 5.652%, due 06/20/37	378,784
308,741	C, S	Banc of America Funding Corp., 5.846%, due 05/20/36	308,832
103,609	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	102,703
87,308	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	81,667
215,543	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	219,202
7,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,885
191,575	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	192,776
9,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	9,112
123,591	C, S	Chaseflex Trust, 6.500%, due 02/25/37	125,512
131,050	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	131,310
347,286	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	341,714
335,543	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	332,915
8,206	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,950
68,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	72,661
363,991	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	366,684
869,443	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	896,336
93,640	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	92,437
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,913
14,897	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	15,052
180,656	C, S	GMAC Mortgage Corp. Loan Trust, 4.585%, due 10/19/33	177,209
112,551	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	112,281
62,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	62,153
63,338	#, C, S	GSMPS 2005-RP1 1AF, 5.481%, due 01/25/35	62,629
8,299	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	8,416
153,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	156,880
2,069,480	C, S	JPMorgan Mortgage Trust, 5.405%, due 11/25/35	2,057,848
51,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	50,075
428,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	421,681
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,849
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,776
6,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,964
161,812	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	161,251
15,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	14,020
49,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	49,123
244,000	C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	247,691
199,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	207,882
209,245	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	220,203
97,878	C, S	MASTR Adjustable Rate Mortgages Trust, 6.245%, due 01/25/47	94,360
761,096	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	741,655
2,141,760	C, S	MASTR Reperforming Loan Trust, 5.491%, due 07/25/35	2,114,624
248,517	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	241,466
120,000		PRLM FLT 09/28/37, 7.000%, due 09/28/37	119,736
167,976	C, S	RAAC Series, 5.250%, due 09/25/34	165,158
101,742	C, S	Thornburg Mortgage Securities Trust, 5.501%, due 09/25/44	101,558
218,650	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	214,644
964,634	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.527%, due 01/25/47	962,976
61,212	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.693%, due 06/25/37	61,008
403,244	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.704%, due 06/25/37	399,873
564,508	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	567,997
1,239,181	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.793%, due 07/25/47	1,212,861
2,479,070	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.823%, due 11/25/46	2,433,750
189,430	C	Washington Mutual Mortgage Pass-Through Certificates, 5.876%, due 07/25/37	187,639
645,969	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.483%, due 11/25/46	615,689
128,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	126,355
107,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.785%, due 07/25/34	105,284
551,584	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	544,145
409,718	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.649%, due 12/25/36	409,093
		Total Collateralized Mortgage Obligations (Cost $19,997,620)	19,769,482
MUNICIPAL BONDS: 0.2%
		California: 0.1%
167,000	C	City of San Diego, 7.125%, due 06/01/32	163,410
			163,410
		Michigan: 0.1%
260,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	251,462
			251,462
		Total Municipal Bonds (Cost $428,962)	414,872
		Total Long-Term Investments (Cost $245,922,457)	273,276,053

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 25.7%
		Money Market: 5.4%
15,100,000	**, S	ING Institutional Prime Money Market Fund		$15,100,000
		Total Money Market (Cost $15,100,000)		15,100,000

Principal Amount				Value
		Repurchase Agreement: 0.1%
$246,000		Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $246,100 to be received upon repurchase (Collateralized by $255,000 Federal National Mortgage Association, Discount Note, Market Value $254,108, due 10/26/07)		$246,000
		Total Repurchase Agreement (Cost $246,000)		246,000

		Securities Lending Collateralcc: 20.2%
56,154,460		Bank of New York Mellon Corp. Institutional Cash Reserves		56,154,460
		Total Securities Lending Collateral (Cost $56,154,460)		56,154,460
		Total Short-Term Investments (Cost $71,500,460)		71,500,460
		Total Investments in Securities (Cost $317,422,917)	124.1%	$344,776,513
		Other Assets and Liabilities — Net	(24.1)	(66,949,587)
		Net Assets	100.0%	$277,826,926

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $319,237,083.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$30,777,029
	Gross Unrealized Depreciation	(5,237,599)
	Net Unrealized Appreciation	$25,539,430

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Moderate Portfolio Open Futures Contracts on September 30, 2007:

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
90-Day Eurodollar	19	$4,535,300	03/17/08	$(608)
90-Day Eurodollar	19	4,545,275	09/15/08	3,065
S&P 500	5	1,922,625	12/20/07	(4,297)
U.S. Treasury 2-Year Note	57	11,801,672	12/31/07	29,388
U.S. Treasury 10-Year Note	22	2,404,188	12/19/07	2,008
U.S. Treasury Long Bond	4	445,375	12/19/07	(1,135)
				$28,421
Short Contracts
90-Day Eurodollar	19	(4,541,713)	03/16/09	(8,669)
90-Day Eurodollar	19	(4,531,263)	09/14/09	(4,780)
U.S. Treasury 5-Year Note	7	(749,219)	12/31/07	103
				$(13,346)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Moderate Portfolio Written Options Open on September 30, 2007:

Options on Exchange Traded Futures Contracts

		Exercise	Expiration	# of	Premium
Description/Name of Issuer		Price	Date	Contracts	Received	Value
Call Option CME
90-Day Eurodollar Future 12/07	USD	95.250	12/17/07	104	$20,540	$(37,050)
					$20,540	$(37,050)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007